As filed with the Securities and Exchange             Registration No. 33-69892
Commission on April 25, 2002                         Registration No. 811-03341

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 13 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

                        ReliaStar Select Variable Account

                        ReliaStar Life Insurance Company

            20 Washington Avenue South, Minneapolis, Minnesota 55401

        Depositor's Telephone Number, including Area Code: (612) 372-5597

                            J. Neil McMurdie, Counsel
                        ReliaStar Life Insurance Company
                    151 Farmington Avenue, Hartford, CT 06156
                     (Name and Address of Agent for Service)

                      cc: Kimberly J. Smith, Chief Counsel
                       ING Americas, Retail Products Group
              1475 Dunwoody Drive, West Chester, Pennsylvania 19380

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   60 days after filing pursuant to paragraph (b) of Rule 485
      --------
         X         on May 1, 2002 pursuant to paragraph (b) of Rule 485
      --------

                              [ING RELIASTAR LOGO]
                              SELECT(*)ANNUITY III
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                    THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY

PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACT THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1. THE ANNUITY CONTRACT: The Fixed and Variable Annuity contract we are offering is a contract between you, the Owner, and us, ReliaStar Life Insurance Company ("ReliaStar Life," "we," "us" or "our"). It provides a means for investing in one or more Sub-Accounts on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a Death Benefit and guaranteed income options.



     Through the Variable Account, the contract offers up to 34 Sub-Accounts. The returns on these Sub-Accounts are not guaranteed and possibly you can lose money. Currently, there is a $25 charge for each transfer in excess of 24 transfers per Contract Year.


     The contract also offers a Fixed Account. This Fixed Account has an interest rate that is set periodically by ReliaStar Life. While your money is in the Fixed Account, the interest you earn and your principal is guaranteed by ReliaStar Life.

     The contract has two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are generally not taxed as income until you make a surrender. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the Annuity Commencement Date.


2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from the contract, you can choose one of three options: (1) monthly payments for your life (assuming you are the Annuitant); (2) monthly payments for your life, but with payments guaranteed for ten or 20 years (as you select); and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.


     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from the Fixed Account, the Variable Account or both. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.

3. PURCHASE: The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for non-qualified contracts and $2,000 for qualified contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a non-qualified contract if it is less than $500 and for a qualified contract if it is less than $50. ReliaStar Life may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1 million.

4. INVESTMENT OPTIONS: You can put your money in up to 34 Sub-Accounts which invest in the Funds and are described in the prospectuses for the Funds.



                                                                 FIDELITY(R) VARIABLE INSURANCE
AIM VARIABLE INSURANCE FUNDS      THE ALGER AMERICAN FUND                PRODUCTS FUND              ING VARIABLE PRODUCTS TRUST
----------------------------  --------------------------------  --------------------------------  --------------------------------
AIM V.I. Dent Demographic     Alger American Growth Portfolio   VIP Contrafund(R) Portfolio       ING VP Growth Opportunities
 Trends Fund (Series I        Alger American Leveraged AllCap    (Initial Class)                   Portfolio (Class R Shares)**
 Shares)                       Portfolio                        VIP Equity-Income Portfolio       ING VP Growth + Value Portfolio
                              Alger American MidCap Growth       (Initial Class)                   (Class R Shares)**
                               Portfolio                        VIP Growth Portfolio (Initial     ING VP High Yield Bond Portfolio
                              Alger American Small               Class)                            (Class R Shares)**
                               Capitalization Portfolio         VP High Income Portfolio          ING VP International Value
                                                                 (Initial Class)                   Portfolio (Class R Shares)**
                                                                VIP Index 500 Portfolio (Initial  ING VP MagnaCap Portfolio (Class
                                                                 Class)                            R Shares)**
                                                                VIP Investment Grade Bond         ING VP MidCap Opportunities
                                                                 Portfolio (Initial Class)         Portfolio (Class R Shares)**
                                                                VIP Money Market Portfolio        ING VP Research Enhanced Index
                                                                 (Initial Class)                   Portfolio (Class R Shares)**
                                                                VIP Overseas Portfolio (Initial   ING VP SmallCap Opportunities
                                                                 Class)*                           Portfolio (Class R Shares)**
                                                                VIP Asset Manager Portfolio
                                                                 (Initial Class)*
                                 NEUBERGER BERMAN ADVISERS
     JANUS ASPEN SERIES               MANAGEMENT TRUST               OCC ACCUMULATION TRUST            PUTNAM VARIABLE TRUST
----------------------------  --------------------------------  --------------------------------  --------------------------------
Aggressive Growth Portfolio   Limited Maturity Bond Portfolio   Equity Portfolio                  Putnam VT Growth and Income Fund
 (Institutional Shares)       Partners Portfolio                Global Equity Portfolio            (Class IA Shares)
Growth Portfolio              Socially Responsive Portfolio     Managed Portfolio                 Putnam VT New Opportunities Fund
 (Institutional Shares)                                         Small Cap Portfolio                (Class IA Shares)
International Growth                                                                              Putnam VT Voyager Fund (Class IA
 Portfolio (Institutional                                                                          Shares)
 Shares)                                                                                          Putnam VT Asia Pacific Growth
Worldwide Growth Portfolio                                                                         Fund (Class IA Shares)*
 (Institutional Shares)                                                                           Putnam VT Diversified Income
                                                                                                   Fund (Class IA Shares)*
                                                                                                  Putnam VT Utilities Growth &
                                                                                                   Income Fund*


Depending upon market conditions, you can make or lose money in any of these Funds.
-------------------------

 * Transfers or deposits are not allowed into the Sub-Account investing in this Fund. Effective April 30, 1999, this Fund was closed to new investments. There is no further disclosure regarding this Fund in this profile.


** Effective May 1, 2002 this Fund changed its name to the name listed above.
   See "Funds" on page 13 of the Prospectus for a complete list of former and current Fund names.


5. EXPENSES: The contract has insurance features and investment features, and there are costs related to each.


     Each year ReliaStar Life deducts a $30 contract maintenance charge from your contract. ReliaStar Life reserves the right to waive this annual charge for business applied for on or after May 30, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your contract allocated to the Sub-Accounts.



     There are also Fund annual expenses which ranged for the year ended December 31, 2001 from 0.28% to 1.53% of the average daily value of the Fund depending upon the Fund selected.


     If you take your money out, we may assess a surrender charge. This charge is a percentage of each purchase payment surrendered. The percentage of the charge corresponds to the Contract Year of surrender minus the Contract Year of the purchase payment, and declines from 6% to 0% over six years. This charge is equal to a maximum of 6% in years one and two and reduces to zero after year six. We may also assess a state premium tax charge which ranges from 0% to 4% depending upon the state.


     We reserve the right to assess a partial surrender fee of the lesser of 2% of the partial surrender amount or $25. We currently do not charge this fee.


     We also assess a transfer charge of $25 per transfer for transfers between the Sub-Accounts or to the Fixed Account after the 24th transfer in a Contract Year. For purposes of this restriction, reallocations under the ReliaStar Life dollar cost averaging, portfolio rebalancing, and systematic withdrawal services currently do not count as transfers, and multiple transfers on a single day currently constitute a single transfer. We reserve the right to impose a $25 charge on any transfer and to restrict the number of transfers.


     The following chart is designed to help you understand the expenses in the contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as 0.069% below), the 1.40% insurance charges, and the total annual expenses for each Fund. The next two columns show you two examples of the expenses, in dollars, you would pay under a contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year one, and (2) at the end of year ten. For year one, the Total Annual Expenses are assessed as well as the surrender charges. For year ten, the example shows the aggregate of all the annual expenses assessed for the ten years, but there is no surrender charge. The premium tax is assumed to be 0% in both examples.

                            CONTRACT EXPENSE TABLE*



                                                                                        EXAMPLES:
                                                                                      TOTAL ANNUAL
                                                    TOTAL      TOTAL                   EXPENSES AT
                                                   ANNUAL      ANNUAL     TOTAL          END OF
                                                  INSURANCE     FUND      ANNUAL    -----------------
FUNDS                                              CHARGES    EXPENSES   EXPENSES   1 YEAR   10 YEARS
-----                                             ---------   --------   --------   ------   --------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund (Series
     I Shares)..................................    1.47%      1.30%      2.77%       82       310
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...............    1.47%      0.81%      2.28%       77       261
  Alger American Leveraged AllCap Portfolio.....    1.47%      0.92%      2.39%       78       273
  Alger American MidCap Growth Portfolio........    1.47%      0.88%      2.35%       78       269
  Alger American Small Capitalization
     Portfolio..................................    1.47%      0.92%      2.39%       78       273
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
  VIP Contrafund(R) Portfolio (Initial Class)...    1.47%      0.68%      2.15%       76       248
  VIP Equity-Income Portfolio (Initial Class)...    1.47%      0.58%      2.05%       75       238
  VIP Growth Portfolio (Initial Class)..........    1.47%      0.68%      2.15%       76       248
  VIP High Income Portfolio (Initial Class).....    1.47%      0.71%      2.18%       76       251
  VIP II Index 500 Portfolio (Initial Class)....    1.47%      0.35%      1.82%       72       214
  VIP II Investment Grade Bond Portfolio
     (Initial Class)............................    1.47%      0.54%      2.01%       74       234
  VIP Money Market Portfolio (Initial Class)....    1.47%      0.28%      1.75%       72       206
ING VARIABLE PRODUCTS TRUST:
  ING VP Growth Opportunities Portfolio (Class R
     Shares)....................................    1.47%      0.90%      2.37%       78       271
  ING VP Growth + Value Portfolio (Class R
     Shares)....................................    1.47%      0.80%      2.27%       77       260
  ING VP High Yield Bond Portfolio (Class R
     Shares)....................................    1.47%      0.80%      2.27%       77       260
  ING VP International Value Portfolio (Class R
     Shares)....................................    1.47%      1.00%      2.47%       79       281
  ING VP MagnaCap Portfolio (Class R Shares)....    1.47%      0.90%      2.37%       78       271
  ING VP MidCap Opportunities Portfolio (Class R
     Shares)....................................    1.47%      0.90%      2.37%       78       271
  ING VP Research Enhanced Index Portfolio
     (Class R Shares)...........................    1.47%      0.90%      2.37%       78       271
  ING VP SmallCap Opportunities Portfolio (Class
     R Shares)..................................    1.47%      0.90%      2.37%       78       271
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio...................    1.47%      0.67%      2.14%       76       247
  Growth Portfolio..............................    1.47%      0.66%      2.13%       76       246
  International Growth Portfolio................    1.47%      0.71%      2.18%       76       251
  Worldwide Growth Portfolio....................    1.47%      0.69%      2.16%       76       249
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio...............    1.47%      0.73%      2.20%       76       253
  Partners Portfolio............................    1.47%      0.87%      2.34%       78       268
  Socially Responsive Portfolio.................    1.47%      1.53%      3.00%       84       332
OCC ACCUMULATION TRUST:
  Equity Portfolio..............................    1.47%      0.93%      2.40%       78       274
  Global Equity Portfolio.......................    1.47%      1.20%      2.67%       81       300
  Managed Portfolio.............................    1.47%      0.88%      2.35%       78       269
  Small Cap Portfolio...........................    1.47%      0.90%      2.37%       78       271
PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income Fund (Class IA
     Shares)....................................    1.47%      0.51%      1.98%       74       231
  Putnam VT New Opportunities Fund (Class IA
     Shares)....................................    1.47%      0.59%      2.06%       75       239
  Putnam VT Voyager Fund (Class IA Shares)......    1.47%      0.57%      2.04%       75       237


-------------------------


* The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Variable Products Trust, neither the Funds nor their advisers are affiliated with us.

     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the prospectus for the contract.

6. TAXES: Your earnings generally are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% Federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income. Different tax consequences may apply to distributions from a qualified contract.

7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from us. Surrenders in excess of that will be charged a maximum of 6% in years one and two which reduces to zero after year six. After we have a payment for six years, there is no charge for surrenders for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your contract has its own six year surrender charge period.

8. PERFORMANCE: The value of the contract will vary up or down depending upon the investment performance of the Funds you choose. The following chart shows total returns through December 31, 2001, for each Fund for the time periods shown. This chart reports performance returns only for periods where our contracts offered the Fund for a complete year. These numbers reflect the insurance charges, the annual contract charge, and the investment expenses and all other expenses of the Fund.

     These numbers do not reflect any surrender charges and if applied these charges would reduce such performance. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.


     Performances of certain of the Funds reflect a voluntary expense limitation, as described in the prospectus. In the absence of this voluntary limitation the total return would have been lower.



                                                                  CALENDAR YEAR
                                   ---------------------------------------------------------------------------
                                    2001        2000        1999        1998       1997       1996       1995
                                   ------      ------      ------      ------      -----      -----      -----
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic
     Trends Fund (Series I
     Shares).....................  (32.93)%    (25.09)%       N/A         N/A        N/A        N/A        N/A
THE ALGER AMERICAN FUND:
  Alger American Growth
     Portfolio...................  (13.11)%    (16.01)%     31.84%      45.96%       N/A        N/A        N/A
  Alger American Leveraged AllCap
     Portfolio...................  (17.17)%       N/A         N/A         N/A        N/A        N/A        N/A
  Alger American MidCap Growth
     Portfolio...................   (7.89)%      7.62%      29.97%      28.43%       N/A        N/A        N/A
  Alger American Small
     Capitalization Portfolio....  (30.56)%    (28.26)%     41.38%      13.87%       N/A        N/A        N/A
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS FUND:
  VIP Equity-Income Portfolio
     (Initial Class).............   (6.35)%      6.87%       4.81%      10.02%     26.26%     12.60%     33.12%
  VIP Growth Portfolio (Initial
     Class)......................  (18.86)%    (12.26)%     35.48%      37.50%     21.70%     13.02%     33.39%
  VIP High Income Portfolio
     (Initial Class).............  (13.03)%    (23.60)%      6.61%      (5.72)%    15.96%     12.36%     18.83%
  VIP Money Market Portfolio
     (Initial Class).............    2.68%       4.80%       3.67%       3.93%      3.96%      3.86%      4.31%

                                                                  CALENDAR YEAR
                                   ---------------------------------------------------------------------------
                                    2001        2000        1999        1998       1997       1996       1995
                                   ------      ------      ------      ------      -----      -----      -----
  VIP Contrafund(R) Portfolio
     (Initial Class).............  (13.53)%     (7.97)%     22.48%      28.12%     22.35%     19.53%       N/A
  VIP Index 500 Portfolio
     (Initial Class).............  (13.39)%    (10.61)%     18.79%      26.49%     30.79%     21.02%     35.19%
  VIP Investment Grade Bond
     Portfolio (Initial Class)...    6.89%       9.63%      (2.47)%      7.28%      7.48%      1.66%     15.60%
ING VARIABLE PRODUCTS TRUST:
  ING VP Growth Opportunities
     Portfolio (Class R
     Shares).....................  (39.49)%       N/A         N/A         N/A        N/A        N/A        N/A
  ING VP Growth + Value Portfolio
     (Class R Shares)............  (32.02)%    (11.08)%     92.24%      17.61%     12.99%     21.30%       N/A
  ING VP High Yield Bond
     Portfolio (Class R
     Shares).....................   (0.77)%    (12.91)%     (4.61)      (0.87)%      N/A        N/A        N/A
  ING VP International Value
     Portfolio (Class R
     Shares).....................  (12.97)%      1.70%      48.05%       5.25%       N/A        N/A        N/A
  ING VP MagnaCap Portfolio
     (Class R Shares)............  (11.76)%       N/A         N/A         N/A        N/A        N/A        N/A
  ING VP MidCap Opportunities
     Portfolio (Class R
     Shares).....................  (33.92)%       N/A         N/A         N/A        N/A        N/A        N/A
  ING VP Research Enhanced Index
     Portfolio (Class R
     Shares).....................  (13.52)%    (12.90)%      4.30%      (0.11)%     5.46%     11.61%       N/A
  ING V SmallCap Opportunities
     Portfolio (Class R
     Shares).....................  (30.21)%     (0.37)%     37.66%      15.61%     13.94%     12.13%       N/A
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio
     (Institutional Shares)......  (40.36)%    (32.82)%    122.24%      32.34%       N/A        N/A        N/A
  Growth Portfolio (Institutional
     Shares).....................  (25.85)%    (15.79)%     41.94%      33.72%       N/A        N/A        N/A
  International Growth Portfolio
     (Institutional Shares)......  (24.37)%    (17.16)%     79.71%      15.55%       N/A        N/A        N/A
  Worldwide Growth Portfolio
     (Institutional Shares)......  (23.58)%    (16.89)%     62.13%      27.08%       N/A        N/A        N/A
NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST:
  Limited Maturity Bond
     Portfolio...................    7.20%       5.26%       0.02%       2.88%       N/A        N/A        N/A
  Partners Portfolio.............   (4.25)%     (0.74)%      5.83%       2.70%       N/A        N/A        N/A
  Socially Responsive
     Portfolio...................   (4.99)%     (3.02)%       N/A         N/A        N/A        N/A        N/A
OCC ACCUMULATION TRUST:
  Equity Portfolio...............   (8.38)%      8.34%       1.07%      10.25%       N/A        N/A        N/A
  Global Equity Portfolio........  (15.09)%      3.20%      24.72%      11.66%       N/A        N/A        N/A
  Managed Portfolio..............   (6.30)%      8.18%       3.49%       5.58%       N/A        N/A        N/A
  Small Cap Portfolio............    6.76%      42.14%      (3.24)%    (10.35)%      N/A        N/A        N/A

                                                                  CALENDAR YEAR
                                   ---------------------------------------------------------------------------
                                    2001        2000        1999        1998       1997       1996       1995
                                   ------      ------      ------      ------      -----      -----      -----
PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income
     Fund (Class IA Shares)......   (7.54)%      6.57%       0.13%      13.76%     22.36%     20.13%     34.72%
  Putnam VT New Opportunities
     Fund (Class IA Shares)......  (31.03)%    (27.17)%     66.96%      22.60%     21.51%      8.55%       N/A
  Putnam VT Voyager Fund (Class
     IA Shares)..................  (23.39)%    (17.62)%     55.98%      22.58%     24.69%     11.31%     38.62%


9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your Beneficiary will receive a Death Benefit. This Death Benefit will be the greater of three amounts: (1) the money you've put in; reduced for any money you've taken out (including any applicable surrender charges); or (2) the current value of your contract; or (3) the value of your contract at the most recent Specified Contract Anniversary (as defined in the prospectus for the contract) plus any money you've added since that anniversary and reduced for any money you've taken out since that anniversary. If you die after age 85, your Beneficiary will receive the Contract Value.

10. OTHER INFORMATION

FREE LOOK. If you cancel the contract within ten days after receiving it (or whatever period is provided by your state), we will return the Contract Value without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. Certain states may require that we refund your purchase payments (less any surrenders previously taken).

NO PROBATE. In most cases, when you die, the person you choose as your Beneficiary will receive the Death Benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high Federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.


USE OF AN ANNUITY CONTRACT IN A QUALIFIED PLAN. Under the Federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in relation to a Qualified Plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. However, annuities do provide other features and benefits (such as the death benefit or the option of lifetime annuity payments at established rates) which may be valuable to you. You should discuss your alternatives with your tax advisor or registered representative taking into account the additional fees and expenses you may incur in an annuity.


ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

     - You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the systematic withdrawal program.


     - You can arrange to have a regular amount of money automatically transferred to the Funds each month to provide for regular level investments over time. Since you invest the same amount on a regular basis, you automatically acquire more units when market values fall and fewer units when they rise. The potential benefit is to lower your average cost per unit. This strategy does not guarantee that any Fund will gain in value. It also will not protect against a decline if market prices fall. We call this feature dollar cost averaging.

     - ReliaStar Life will automatically readjust the money in your contract between the Funds periodically to keep the blend you select. We call this feature portfolio rebalancing.


These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES. If you need more information, please contact us at:

ReliaStar Life Insurance Company
ReliaStar Service Center
P.O. Box 5050

Minot, ND 58703

1-877-884-5050

or the distributor of the contracts, our affiliate:

Washington Square Securities, Inc.

111 Washington Avenue South

Minneapolis, Minnesota 55401
1-800-333-6965

or your registered representative.

                              [ING RELIASTAR LOGO]
                           20 WASHINGTON AVENUE SOUTH
                          MINNEAPOLIS, MINNESOTA 55401
                             ---------------------

                              SELECT(*)ANNUITY III
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                    THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY

     This prospectus offers flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts are sold both as non-qualified contracts and in connection with retirement plans which may qualify for special Federal tax treatment under the Internal Revenue Code of 1986, as amended. (See "Federal Tax Status.") Annuity payouts from the contracts are deferred until a selected later date.

     Subject to certain restrictions, you can allocate premiums to:

     - the Fixed Account, an account that provides a minimum specified rate of interest; and


     - Sub-Accounts of ReliaStar Select Variable Account, a Variable Account through which you may invest in certain portfolios of the following Funds families:


AIM Variable Insurance Funds
The Alger American Fund
Fidelity(R) Variable Insurance Products Fund*

ING Variable Products Trust

Janus Aspen Series
Neuberger Berman Advisers Management Trust
OCC Accumulation Trust
Putnam Variable Trust*


     The Variable Account, your account value and the amount of any Variable Annuity payments that you receive will vary, primarily based on the investment performance of the Funds you select. (For more information about investing in the Funds, see "Investments of the Variable Account.") The Fixed Account is the general account of ReliaStar Life Insurance Company ("ReliaStar Life," "we," "us" or "our"). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.



     Additional information about the contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated May 1, 2002, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is available by accessing the SEC's Internet web site (www.sec.gov) or upon request without charge by writing to us at ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58703 or by calling 1-877-884-5050. The Statement of Additional Information is incorporated by reference in this prospectus and its Table of Contents can be found on page 41 of this prospectus.


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.


     The contracts:


     - ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK

     - ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

     - ARE AFFECTED BY MARKET FLUCTUATIONS AND SO INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL

     - HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This prospectus is accompanied by the current prospectuses for each of the Funds. Please read these prospectuses carefully before investing in the variable Account and keep them for future reference.



THE DATE OF THIS PROSPECTUS IS MAY 1, 2002.

------------------------
* Transfers or deposits are not allowed into the Fidelity(R) VIP Overseas Sub-Account, Fidelity(R) VIP Asset Manager Sub-Account, Putnam VT Asia Pacific Growth Sub-Account, Putnam VT Utilities Growth & Income Fund, and Putnam VT Diversified Income Sub-Account. Effective April 30, 1999, these Sub-Accounts were closed to new investments. There is no further disclosure regarding these Sub-Accounts in this prospectus.

                               TABLE OF CONTENTS


Definitions.................................................      3
Summary of Contract Expenses................................      5
ReliaStar Life..............................................     12
The Variable Account........................................     12
Investments of the Variable Account.........................     12
Funds.......................................................     13
Charges Made by ReliaStar Life..............................     21
Administration of the Contracts.............................     24
The Contracts...............................................     24
Annuity Provisions..........................................     31
Federal Tax Status..........................................     33
Voting of Fund Shares.......................................     37
Distribution of the Contracts...............................     38
Revocation..................................................     39
Reports to Owners...........................................     39
Legal Proceedings...........................................     39
Experts.....................................................     39
Further Information.........................................     40
Statement of Additional Information Table of Contents.......     41
Appendix A: The Fixed Account...............................    A-1
Appendix B: Performance Information and Condensed Financial
  Information...............................................    B-1

DEFINITIONS

ANNUITANT. The person who is named by the Owner whose life determines the annuity benefits payable.

ANNUITY COMMENCEMENT DATE. The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

BENEFICIARY. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the annuity form in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY. Occurs yearly on the same day and month the contract was issued.

CONTRACT OWNER (OWNER, YOU). The person who controls all the rights and privileges under the contract. The Annuitant owns the contract unless another Owner is named as provided for in the contract. The contract may be owned by one, but no more than two, natural persons. When it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code, it may be held by one natural person only.

CONTRACT VALUE. The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the contract, plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the contract, plus credited interest, minus surrenders, surrender charges previously applied and any annual administrative charges applicable to the Fixed Account and minus any transfers to the Variable Account.

CONTRACT YEAR. Each twelve-month period starting with the date the contract was issued and each Contract Anniversary after that.

DEATH BENEFIT. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

DEATH BENEFIT VALUATION DATE. The Death Benefit Valuation Date is the Valuation
     Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an annuity form permitted by Section 72(s) of the Code.

FIXED ACCOUNT. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

FIXED ANNUITY. An annuity with payments which do not vary as to dollar amount.


FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.


QUALIFIED PLAN. A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

SPECIFIED CONTRACT ANNIVERSARY. Each consecutive six year anniversary date measured from the date the contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

SUB-ACCOUNT. That portion of the Variable Account which invests in shares of a specific Fund.

SUB-ACCOUNT ACCUMULATION UNIT. A unit of measure used to determine the Variable
     Account Contract Value before annuity payments start.

SUCCESSOR BENEFICIARY. The person named to become the Beneficiary if the Beneficiary is not alive.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares.


VALUATION PERIOD. A Valuation Period is the period between two successive
     Valuation Dates, commencing at the close of business of a Valuation Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4:00 p.m., Eastern Time).


VARIABLE ACCOUNT. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

VARIABLE ANNUITY. A series of periodic payments to the contract payee which will vary in amount, primarily based on the investment results of the Sub-Accounts under the contract.

VARIABLE ANNUITY UNIT. A unit of measure used in the calculation of the second and each subsequent Variable Annuity payment from the Variable Account.

SUMMARY OF CONTRACT EXPENSES


MAXIMUM CONTRACT OWNER EXPENSES
Sales Charge Imposed on Purchases                                           None

     Maximum Surrender Charge (as a percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years) (a)


CONTRACT YEAR OF SURRENDER MINUS   SURRENDER CHARGE AS A PERCENTAGE OF
CONTRACT YEAR OF PURCHASE PAYMENT         EACH PURCHASE PAYMENT
---------------------------------  -----------------------------------
               0-1                                  6%
               2-3                                  5
               4-5                                  4
           6 and later                              0



Partial Surrender Fee (a)        Lesser of 2% of the partial
  surrender amount or.......................................     $25
Transfer Charge (b).........................................     $25
Annual Contract Charge......................................     $30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Variable Account Contract Value)
  Mortality and Expense Risk Premiums.......................   1.25%
  Other Account Fees and Expenses (See "Administration
     Charge")...............................................    .15%
  Total Variable Account Annual Expenses....................   1.40%


     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."
-------------------------


(a) In certain situations amounts can be surrendered without any surrender charge. For more information on the surrender charge, see "Surrender Charge (Contingent Deferred Sales Charge)." ReliaStar Life reserves the right to charge a partial surrender processing fee not to exceed the lesser of 2% of the partial surrender charge amount or $25. We currently do not charge this fee. For more information on the processing fee, see "Surrender (Redemption)."


(b) ReliaStar Life currently imposes a charge of $25 per transfer for transfers between the Sub-Accounts or to the Fixed Account after the 24th transfer in a Contract Year. ReliaStar Life reserves the right to impose a $25 charge on any transfer and to restrict the number of transfers.


ANNUAL FUND EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001:

     (as a percentage of Fund average net assets.)

     The following table shows the investment advisory fees and other expenses (including service fees, if applicable) charged annually by each Fund. Fund fees are one factor that impacts the value of a Fund share. See the Fund prospectuses for additional information.

     The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.


                             FUND EXPENSE TABLE (1)



                                                                                 FEES AND       TOTAL NET
                                         MANAGEMENT                 TOTAL        EXPENSES         FUND
                                         (ADVISORY)    OTHER     FUND ANNUAL      WAIVED         ANNUAL
FUNDS                                       FEES      EXPENSES    EXPENSES     OR REIMBURSED    EXPENSES
-----                                    ----------   --------   -----------   -------------   -----------
AIM V.I. Dent Demographic Trends Fund
  (Series I Shares) (2)................     0.85%       0.59%       1.44%          0.14%          1.30%
Alger American Growth Portfolio........     0.75%       0.06%       0.81%          0.00%          0.81%
Alger American Leveraged AllCap
  Portfolio............................     0.85%       0.07%       0.92%          0.00%          0.92%

                                                                                 FEES AND       TOTAL NET
                                         MANAGEMENT                 TOTAL        EXPENSES         FUND
                                         (ADVISORY)    OTHER     FUND ANNUAL      WAIVED         ANNUAL
FUNDS                                       FEES      EXPENSES    EXPENSES     OR REIMBURSED    EXPENSES
-----                                    ----------   --------   -----------   -------------   -----------
Alger American MidCap Growth
  Portfolio............................     0.80%       0.08%       0.88%          0.00%          0.88%
Alger American Small Capitalization
  Portfolio............................     0.85%       0.07%       0.92%          0.00%          0.92%
Fidelity(R) VIP Contrafund(R) Portfolio
  (Initial Class) (3)..................     0.58%       0.10%       0.68%          0.00%          0.68%
Fidelity(R) VIP Equity-Income Portfolio
  (Initial Class) (3)..................     0.48%       0.10%       0.58%          0.00%          0.58%
Fidelity(R) VIP Growth Portfolio
  (Initial Class) (3)..................     0.58%       0.10%       0.68%          0.00%          0.68%
Fidelity(R) VIP High Income Portfolio
  (Initial Class) (3)..................     0.58%       0.13%       0.71%          0.00%          0.71%
Fidelity(R) VIP Index 500 Portfolio
  (Initial Class) (4)..................     0.24%       0.11%       0.35%          0.00%          0.35%
Fidelity(R) VIP Investment Grade Bond
  Portfolio (Initial Class)............     0.43%       0.11%       0.54%          0.00%          0.54%
Fidelity(R) VIP Money Market Portfolio
  (Initial Class)......................     0.18%       0.10%       0.28%          0.00%          0.28%
ING VP Growth Opportunities Portfolio
  (Class R Shares) (5).................     0.75%       1.07%       1.82%          0.92%          0.90%
ING VP Growth + Value Portfolio (Class
  R Shares) (5)........................     0.75%       0.42%       1.17%          0.37%          0.80%
ING VP High Yield Bond Portfolio (Class
  R Shares) (5)........................     0.75%       0.53%       1.28%          0.48%          0.80%
ING VP International Value Portfolio
  (Class R Shares) (5).................     1.00%       0.53%       1.53%          0.53%          1.00%
ING VP MagnaCap Portfolio (Class R
  Shares) (5)..........................     0.75%       1.47%       2.22%          1.32%          0.90%
ING VP MidCap Opportunities Portfolio
  (Class R Shares) (5).................     0.75%       1.91%       2.66%          1.76%          0.90%
ING VP Research Enhanced Index
  Portfolio (Class R Shares) (5).......     0.75%       0.87%       1.62%          0.72%          0.90%
ING VP SmallCap Opportunities Portfolio
  (Class R Shares) (5).................     0.75%       0.40%       0.15%          0.25%          0.90%
Janus Aggressive Growth Portfolio
  (Institutional Shares) (6)...........     0.65%       0.02%       0.67%          0.00%          0.67%
Janus Growth Portfolio (Institutional
  Shares) (6)..........................     0.65%       0.01%       0.66%          0.00%          0.66%
Janus International Growth Portfolio
  (Institutional Shares) (6)...........     0.65%       0.06%       0.71%          0.00%          0.71%
Janus Worldwide Growth Portfolio
  (Institutional Shares) (6)...........     0.65%       0.04%       0.69%          0.00%          0.69%
Neuberger Berman Limited Maturity Bond
  Portfolio (7)........................     0.65%       0.08%       0.73%          0.00%          0.73%
Neuberger Berman Partners Portfolio
  (7)..................................     0.82%       0.05%       0.87%          0.00%          0.87%
Neuberger Berman Socially Responsive
  Portfolio (8)........................     0.85%       3.48%       4.33%          2.80%          1.53%
OCC Equity Portfolio (9)...............     0.80%       0.13%       0.93%          0.00%          0.93%
OCC Global Equity Portfolio (9)........     0.80%       0.40%       1.20%          0.00%          1.20%
OCC Managed Portfolio (9)..............     0.78%       0.10%       0.88%          0.00%          0.88%

                                                                                 FEES AND       TOTAL NET
                                         MANAGEMENT                 TOTAL        EXPENSES         FUND
                                         (ADVISORY)    OTHER     FUND ANNUAL      WAIVED         ANNUAL
FUNDS                                       FEES      EXPENSES    EXPENSES     OR REIMBURSED    EXPENSES
-----                                    ----------   --------   -----------   -------------   -----------
OCC Small Cap Portfolio (9)............     0.80%       0.10%       0.90%          0.00%          0.90%
Putnam VT Growth and Income Fund (Class
  IA Shares)...........................     0.46%       0.05%       0.51%          0.00%          0.51%
Putnam VT New Opportunities Fund (Class
  IA Shares)...........................     0.54%       0.05%       0.59%          0.00%          0.59%
Putnam VT Voyager Fund (Class IA
  Shares)..............................     0.53%       0.04%       0.57%          0.00%          0.57%


-------------------------


FOOTNOTES TO THE "FUND EXPENSE TABLE"



(1) We may receive compensation from each of the Funds or the Funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one Fund company to another. For certain Funds, some of this compensation may be paid out of service fees that are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in this Fund Expense Table and the Fund prospectuses. We may also receive additional compensation from certain Funds for administrative, recordkeeping or other services provided by us to the Funds or the Funds' affiliates. These additional payments are made by the Funds or the Funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.



(2) The waiver has been restated to reflect current fees. The Fund's adviser has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Management (Advisory) Fees were 0.71% after fee waiver.



(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. These offsets may be discontinued at any time.



(4) The Fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the Fund's manager at any time. Including this reimbursement, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.



(5) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the Emerging Markets Fund and Natural Resources Trust, the expense limits will continue through at least July 26, 2002. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.



(6) All expenses are shown without the effect of any expense offset arrangements.



(7) Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value.



(8) Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement agreement with respect to the Socially Responsive Portfolio provides for NBMI to recoup expenses within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its expense limitation.



(9) Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Fund Annual Expenses for the Equity,

    Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.



     The purpose of the table below is to assist you in understanding the various costs and expenses that you will bear either directly or indirectly. The table reflects the expenses of the Variable Account as well as those of the Funds. The $30 annual contract charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable Account and Fixed Account, which translates to a charge equal to an annual rate of 0.069% of the Variable Account and Fixed Account values. The total annual Fund expenses used are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.


     THE EXAMPLES SHOWN IN THE TABLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

EXAMPLES
     If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund (Series I Shares)...     $82       $131       $182        $310
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...........................      77        116        158         261
  Alger American Leveraged AllCap Portfolio.................      78        120        163         273
  Alger American MidCap Growth Portfolio....................      78        118        161         269
  Alger American Small Capitalization Portfolio.............      78        120        163         273
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
  VIP II Contrafund(R) Portfolio (Initial Class)............      76        112        151         248
  VIP Equity-Income Portfolio (Initial Class)...............      75        109        146         238
  VIP Growth Portfolio (Initial Class)......................      76        112        151         248
  VIP High Income Portfolio (Initial Class).................      76        113        153         251
  VIP II Index 500 Portfolio (Initial Class)................      72        102        134         214
  VIP II Investment Grade Bond Portfolio (Initial Class)....      74        108        144         234
  VIP Money Market Portfolio (Initial Class)................      72        100        131         206
ING VARIABLE PRODUCTS TRUST:
  ING VP Growth Opportunities Portfolio (Class R Shares)....      78        119        162         271
  ING VP Growth + Value Portfolio (Class R Shares)..........      77        116        157         260
  ING VP High Yield Bond Portfolio (Class R Shares).........      77        116        157         260
  ING VP International Value Portfolio (Class R Shares).....      79        122        168         281
  ING VP MagnaCap Portfolio (Class R Shares)................      78        119        162         271
  ING VP MidCap Opportunities Portfolio (Class R Shares)....      78        119        162         271
  ING VP Research Enhanced Index Portfolio (Class R
     Shares)................................................      78        119        162         271
  ING V SmallCap Opportunities Portfolio (Class R Shares)...      78        119        162         271
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio (Institutional Shares)........      76        112        151         247
  Growth Portfolio (Institutional Shares)...................      76        112        150         246
  International Growth Portfolio (Institutional Shares).....      76        113        153         251
  Worldwide Growth Portfolio (Institutional Shares).........      76        113        152         249

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio...........................      76        114        154         253
  Partners Portfolio........................................      78        118        161         268
  Socially Responsive Portfolio.............................      84        138        194         332
OCC ACCUMULATION TRUST:
  Equity Portfolio..........................................      78        120        164         274
  Global Equity Portfolio...................................      81        128        177         300
  Managed Portfolio.........................................      78        118        161         269
  Small Cap Portfolio.......................................      78        119        162         271
PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income Fund (Class IA Shares)........      74        107        143         231
  Putnam VT New Opportunities Fund (Class IA Shares)........      75        110        147         239
  Putnam VT Voyager Fund (Class IA Shares)..................      75        109        146         237

     If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.*


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund (Series I Shares)...     $82        $86       $146        $310
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...........................      77         71        122         261
  Alger American Leveraged AllCap Portfolio.................      78         75        127         273
  Alger American MidCap Growth Portfolio....................      78         73        125         269
  Alger American Small Capitalization Portfolio.............      78         75        127         273
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
  VIP II Contrafund(R) Portfolio (Initial Class)............      76         67        115         248
  VIP Equity-Income Portfolio (Initial Class)...............      75         64        110         238
  VIP Growth Portfolio (Initial Class)......................      76         67        115         248
  VIP High Income Portfolio (Initial Class).................      76         68        117         251
  VIP II Index 500 Portfolio (Initial Class)................      72         57         98         214
  VIP II Investment Grade Bond Portfolio (Initial Class)....      74         63        108         234
  VIP Money Market Portfolio (Initial Class)................      72         55         95         206
ING VARIABLE PRODUCTS TRUST:
  ING VP Growth Opportunities Portfolio (Class R Shares)....      78         74        126         271
  ING VP Growth + Value Portfolio (Class R Shares)..........      77         71        121         260
  ING VP High Yield Bond Portfolio (Class R Shares).........      77         71        121         260
  ING VP International Value Portfolio (Class R Shares).....      79         77        132         281
  ING VP MagnaCap Portfolio (Class R Shares)................      78         74        126         271
  ING VP MidCap Opportunities Portfolio (Class R Shares)....      78         74        126         271
  ING VP Research Enhanced Index Portfolio (Class R
     Shares)................................................      78         74        126         271
  ING V SmallCap Opportunities Portfolio (Class R Shares)...      78         74        126         271
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio (Institutional Shares)........      76         67        115         247
  Growth Portfolio (Institutional Shares)...................      76         67        114         246
  International Growth Portfolio (Institutional Shares).....      76         68        117         251
  Worldwide Growth Portfolio (Institutional Shares).........      76         68        116         249
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio...........................      76         69        118         253
  Partners Portfolio........................................      78         73        125         268
  Socially Responsive Portfolio.............................      84         93        158         332
OCC ACCUMULATION TRUST:
  Equity Portfolio..........................................      78         75        128         274
  Global Equity Portfolio...................................      81         83        141         300
  Managed Portfolio.........................................      78         73        125         269
  Small Cap Portfolio.......................................      78         74        126         271
PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income Fund (Class IA Shares)........      74         62        107         231
  Putnam VT New Opportunities Fund (Class IA Shares)........      75         65        111         239
  Putnam VT Voyager Fund (Class IA Shares)..................      75         64        110         237


-------------------------

* If the contract's Annuity Commencement Date occurs during the first two Contract Years following the date the contract was issued a surrender charge is deducted and the expenses shown in year one reflect this deduction.

     If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund (Series I Shares)...     $28        $86       $146        $310
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...........................      23         71        122         261
  Alger American Leveraged AllCap Portfolio.................      24         75        127         273
  Alger American MidCap Growth Portfolio....................      24         73        125         269
  Alger American Small Capitalization Portfolio.............      24         75        127         273
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
  VIP II Contrafund(R) Portfolio (Initial Class)............      22         67        115         248
  VIP Equity-Income Portfolio (Initial Class)...............      21         64        110         238
  VIP Growth Portfolio (Initial Class)......................      22         67        115         248
  VIP High Income Portfolio (Initial Class).................      22         68        117         251
  VIP II Index 500 Portfolio (Initial Class)................      18         57         98         214
  VIP II Investment Grade Bond Portfolio (Initial Class)....      20         63        108         234
  VIP Money Market Portfolio (Initial Class)................      18         55         95         206
ING VARIABLE PRODUCTS TRUST:
  ING VP Growth Opportunities Portfolio (Class R Shares)....      24         74        126         271
  ING VP Growth + Value Portfolio (Class R Shares)..........      23         71        121         260
  ING VP High Yield Bond Portfolio (Class R Shares).........      23         71        121         260
  ING VP International Value Portfolio (Class R Shares).....      25         77        132         281
  ING VP MagnaCap Portfolio (Class R Shares)................      24         74        126         271
  ING VP MidCap Opportunities Portfolio (Class R Shares)....      24         74        126         271
  ING VP Research Enhanced Index Portfolio (Class R
     Shares)................................................      24         74        126         271
  ING V SmallCap Opportunities Portfolio (Class R Shares)...      24         74        126         271
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio (Institutional Shares)........      22         67        115         247
  Growth Portfolio (Institutional Shares)...................      22         67        114         246
  International Growth Portfolio (Institutional Shares).....      22         68        117         251
  Worldwide Growth Portfolio (Institutional Shares).........      22         68        116         249
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio...........................      22         69        118         253
  Partners Portfolio........................................      24         72        125         268
  Socially Responsive Portfolio.............................      30         93        158         332
OCC ACCUMULATION TRUST:
  Equity Portfolio..........................................      24         75        128         274
  Global Equity Portfolio...................................      27         83        141         300
  Managed Portfolio.........................................      24         73        125         269
  Small Cap Portfolio.......................................      24         74        126         271
PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income Fund (Class IA Shares)........      20         62        107         231
  Putnam VT New Opportunities Fund (Class IA Shares)........      21         65        111         239
  Putnam VT Voyager Fund (Class IA Shares)..................      21         64        110         237





     WE AND CERTAIN OF OUR INSURANCE COMPANY AFFILIATES OFFER OTHER VARIABLE ANNUITY CONTRACTS WHICH ALSO INVEST IN THE FUNDS. THESE CONTRACTS MAY HAVE CHARGES THAT COULD AFFECT THE VALUE OF THEIR SUB-ACCOUNTS AND MAY OFFER DIFFERENT BENEFITS MORE SUITABLE TO YOUR NEEDS. TO OBTAIN MORE INFORMATION ABOUT THESE CONTRACTS, CONTACT YOUR AGENT OR CALL 1-800-333-6965.

     For performance information and Condensed Financial Information, see Appendix B.

RELIASTAR LIFE

     ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are an indirect, wholly-owned subsidiary of ING Groep N.V. ING is a global financial institution active in the fields of insurance, banking and asset management. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our Home Office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (612-372-5597).


     The contracts described in this prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the contracts.

     ReliaStar Life is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT

     The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Funds. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life's other assets and are not part of ReliaStar Life's general account.


     The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its general account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains, and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

     Purchase payments allocated to the Variable Account under a contract are invested in one or more Sub-Accounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the Sub-Accounts selected.

INVESTMENTS OF THE VARIABLE ACCOUNT
     When you apply for a contract, you can allocate purchase payments to one or more of the Sub-Accounts. There are currently 34 Sub-Accounts. Each Sub-Account invests in shares of one of the Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Sub-Account to another Sub-Account. An Owner may make transfers to the Fixed Account from the Variable Account at any time.

     Certain Funds offered under the contract have names, investment objectives and policies similar to the names, investment objectives and policies of other funds managed by the Fund's investment adviser. The investment results of a Fund, however, may be higher or lower than those of other funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another fund managed by the same investment adviser.

     The following chart lists the Funds and the investment advisers and sub-advisers to the Funds and provides summary information regarding the investment objective and characteristic portfolio investments of each Fund.


                                     FUNDS



     LIST OF FUND NAME CHANGES. Some of the Funds have changed their names. The following chart provides details about these name changes.



              CURRENT FUND NAME                                FORMER FUND NAME
              -----------------                                ----------------
ING Variable Products Trust -- ING VP Growth     Pilgrim Variable Products Trust -- Pilgrim VP
  Opportunities Portfolio (Class R Shares)       Growth Opportunities Portfolio (Class R
                                                 Shares)
ING Variable Products Trust -- ING VP Growth     Pilgrim Variable Products Trust -- Pilgrim VP
  + Value Portfolio (Class R Shares)             Growth + Value Portfolio (Class R Shares)
ING Variable Products Trust -- ING VP High       Pilgrim Variable Products Trust -- Pilgrim VP
  Yield Bond Portfolio (Class R Shares)          High Yield Bond Portfolio (Class R Shares)
ING Variable Products Trust -- ING VP            Pilgrim Variable Products Trust -- Pilgrim VP
  International Value Portfolio (Class R         International Value Portfolio (Class R
  Shares)                                        Shares)
ING Variable Products Trust -- ING VP            Pilgrim Variable Products Trust -- Pilgrim VP
  MagnaCap Portfolio (Class R Shares)            MagnaCap Portfolio (Class R Shares)
ING Variable Products Trust -- ING VP MidCap     Pilgrim Variable Products Trust -- Pilgrim VP
  Opportunities Portfolio (Class R Shares)       MidCap Opportunities Portfolio (Class R
                                                 Shares)
ING Variable Products Trust -- ING VP            Pilgrim Variable Products Trust --
  Research Enhanced Index Portfolio (Class R     Pilgrim VP Research
  Shares)                                        Enhanced Index Portfolio
                                                 (Class R Shares)
ING Variable Products Trust -- ING VP            Pilgrim Variable Products Trust -- Pilgrim VP
  SmallCap Opportunities Portfolio (Class R      SmallCap Opportunities Portfolio (Class R
  Shares)                                        Shares)

FUND DESCRIPTIONS



                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
AIM VARIABLE INSURANCE FUNDS -- AIM        A I M Advisors, Inc.        Seeks long-term growth of capital.
  V.I. DENT DEMOGRAPHIC TRENDS FUND                                    Seeks to meet its objective by
  (SERIES I SHARES)                        Subadviser: H.S. Dent       investing in securities of companies
                                           Advisors, Inc.              that are likely to benefit from
                                                                       changing demographic, economic and
                                                                       lifestyle trends. These securities
                                                                       may include common stocks,
                                                                       convertible bonds, convertible
                                                                       preferred stocks and warrants of
                                                                       companies within a broad range of
                                                                       market capitalizations.

ALGER AMERICAN GROWTH PORTFOLIO            Investment Manager: Fred    Seeks long-term capital appreciation
                                           Alger Management, Inc.      by focusing on growing companies
                                                                       that generally have broad product
                                                                       lines, markets, financial resources
                                                                       and depth of management. Under
                                                                       normal circumstances, the portfolio
                                                                       invests primarily in the equity
                                                                       securities of large companies. The
                                                                       portfolio considers a large company
                                                                       to have a market capitalization of
                                                                       $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP            Investment Manager: Fred    Seeks long-term capital appreciation
  PORTFOLIO                                Alger Management, Inc.      by investing, under normal
                                                                       circumstances, in the equity
                                                                       securities of companies of any size
                                                                       which demonstrate promising growth
                                                                       potential. The portfolio can
                                                                       leverage, that is, borrow money, up
                                                                       to one-third of its total assets to
                                                                       buy additional securities. By
                                                                       borrowing money, the portfolio has
                                                                       the potential to increase its
                                                                       returns if the increase in the value
                                                                       of the securities purchased exceeds
                                                                       the cost of borrowing, including
                                                                       interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO     Investment Manager: Fred    Seeks long-term capital appreciation
                                           Alger Management, Inc.      by focusing on midsize companies
                                                                       with promising growth potential.
                                                                       Under normal circumstances, the
                                                                       portfolio invests primarily in the
                                                                       equity securities of companies
                                                                       having a market capitalization
                                                                       within the range of companies in the
                                                                       S&P(R) MidCap 400 Index.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
ALGER AMERICAN SMALL CAPITALIZATION        Investment Manager: Fred    Seeks long-term capital appreciation
  PORTFOLIO                                Alger Management, Inc.      by focusing on small, fast-growing
                                                                       companies that offer innovative
                                                                       products, services or technologies
                                                                       to a rapidly expanding marketplace.
                                                                       Under normal circumstances, the
                                                                       portfolio invests primarily in the
                                                                       equity securities of small
                                                                       capitalization companies. A small
                                                                       capitalization company is one that
                                                                       has a market capitalization within
                                                                       the range of the Russell 2000 Growth
                                                                       Index or the S&P(R) SmallCap 600
                                                                       Index.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks long-term capital
  PRODUCTS -- FIDELITY VIP                 Research Company            appreciation. Normally invests
  CONTRAFUND(R) PORTFOLIO                                              primarily in common stocks of
  (INITIAL CLASS)                          Subadvisers: Fidelity       companies whose value the
                                           Management & Research       Portfolio's investment adviser
                                           (U.K.) Inc.; Fidelity       believes is not fully recognized by
                                           Management & Research       the public.
                                           (Far East) Inc.;
                                           Fidelity Investments
                                           Japan Limited; FMR Co.,
                                           Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks reasonable income. Also
  PRODUCTS -- FIDELITY VIP                 Research Company            considers the potential for capital
  EQUITY-INCOME PORTFOLIO                                              appreciation. Seeks to achieve a
  (INITIAL CLASS)                          Subadviser: FMR Co.,        yield which exceeds the composite
                                           Inc.                        yield on the securities comprising
                                                                       the Standard & Poor's 500 Index.
                                                                       Normally invests at least 80% of
                                                                       total assets in income-producing
                                                                       equity securities, which tends to
                                                                       lead to investments in large cap
                                                                       "value" stocks.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks to achieve capital
  PRODUCTS -- FIDELITY VIP GROWTH          Research Company            appreciation. Normally invests
  PORTFOLIO                                                            primarily in common stocks of
  (INITIAL CLASS)                          Subadviser: FMR Co.,        companies the investment adviser
                                           Inc.                        believes have above-average growth
                                                                       potential (often called "growth"
                                                                       stocks).

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks a high level of current income
  PRODUCTS -- FIDELITY VIP HIGH INCOME     Research Company            while also considering growth of
  PORTFOLIO                                                            capital. Normally invests primarily
  (INITIAL CLASS)                          Subadvisers: Fidelity       in income- producing debt
                                           Management & Research       securities, preferred stocks and
                                           (U.K.) Inc.; Fidelity       convertible securities, with an
                                           Management & Research       emphasis on lower-quality debt
                                           (Far East) Inc.;            securities.
                                           Fidelity Investments
                                           Japan Limited; FMR Co.,
                                           Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks investment results that
  PRODUCTS -- FIDELITY VIP INDEX 600       Research Company            correspond to the total return of
  PORTFOLIO                                                            common stocks publicly traded in the
  (INITIAL CLASS)                          Subadviser: Deutsche        United States, as represented by the
                                           Asset Management, Inc.      Standard & Poor's 500 Index (S&P
                                                                       500). Normally invests at least 80%
                                                                       of assets in common stocks included
                                                                       in the S&P 500.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks as high a level of current
  PRODUCTS -- FIDELITY VIP INVESTMENT      Research Company            income as is consistent with the
  GRADE BOND PORTFOLIO                                                 preservation of capital. Normally
  (INITIAL CLASS)                          Subadviser: Fidelity        invests in U.S. dollar- denominated
                                           Investments Money           investment-grade bonds of medium and
                                           Management, Inc.            high quality.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks as high a level of current
  PRODUCTS -- FIDELITY VIP MONEY MARKET    Research Company            income as is consistent with
  PORTFOLIO                                                            preservation of capital and
  (INITIAL CLASS)                          Subadviser: Fidelity        liquidity. Invests in U.S. dollar-
                                           Investment Money            denominated money market securities
                                           Management, Inc.            and repurchase agreements, and may
                                                                       enter into reverse repurchase
                                                                       agreements.

ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks long-term growth of capital.
  GROWTH OPPORTUNITIES PORTFOLIO           (ING Investments)           Invests primarily in common stock of
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       U.S. companies that the portfolio
  Trust -- Pilgrim VP Growth               Investments, LLC)           managers feel have above average
  Opportunities Portfolio)                                             prospects for growth. Under normal
  (CLASS R SHARES)                                                     market conditions, invests at least
                                                                       65% of total assets in securities
                                                                       purchased on the basis of the
                                                                       potential for capital appreciation.
                                                                       These securities may be from
                                                                       large-cap, mid-cap or small-cap
                                                                       companies.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks capital appreciation. Invests
  GROWTH + VALUE PORTFOLIO (formerly       (ING Investments)           primarily in a diversified portfolio
  Pilgrim Variable Products Trust --       (formerly ING Pilgrim       of equity securities, including
  Pilgrim VP Growth + Value Portfolio)     Investments, LLC)           common and preferred stock, warrants
  (CLASS R SHARES)                                                     and convertible securities. Under
                                           Subadviser: Navellier       normal market conditions, invests at
                                           Fund Management, Inc.       least 65% of total assets in
                                           (Navellier)                 securities purchased on the basis of
                                                                       the potential for capital
                                                                       appreciation. These securities may
                                                                       be from large-cap, mid-cap, or
                                                                       small-cap companies.

ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks high income and capital
  HIGH YIELD BOND PORTFOLIO (formerly      (ING Investments)           appreciation. Invests primarily in
  Pilgrim Variable Products Trust --       (formerly ING Pilgrim       higher- yielding lower-rated bonds
  Pilgrim VP High Yield Bond Portfolio)    Investments, LLC)           (junk bonds) to achieve high current
  (CLASS R SHARES)                                                     income with potential for capital
                                                                       growth. Under normal market
                                                                       conditions, invests at least 80% of
                                                                       assets in higher-yielding,
                                                                       lower-rated U.S. dollar-denominated
                                                                       debt securities of U.S. and foreign
                                                                       issuers. May also invest up to 35%
                                                                       of total assets in securities
                                                                       denominated in foreign currencies.
                                                                       May invest up to 50% of assets in
                                                                       securities of foreign issuers,
                                                                       including 35% in emerging market
                                                                       debt.

ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks long-term capital
  INTERNATIONAL VALUE PORTFOLIO            (ING Investments)           appreciation. Invests primarily in
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       foreign companies with market
  Trust -- Pilgrim VP International        Investments, LLC)           capitalizations greater than $1
  Value Portfolio)                                                     billion, but may hold up to 25% of
  (CLASS R SHARES)                         Subadviser: Brandes         assets in companies with smaller
                                           Investment Partners,        market capitalization. Under normal
                                           L.P.                        circumstances, will invest at least
                                                                       65% of total assets in securities of
                                                                       companies located in at least three
                                                                       countries other than the U.S., which
                                                                       may include emerging market
                                                                       countries.

ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks growth of capital, with
  MAGNACAP PORTFOLIO (formerly Pilgrim     (ING Investments)           dividend income as a secondary
  Variable Products Trust -- Pilgrim VP    (formerly ING Pilgrim       consideration. Under normal
  MagnaCap Portfolio)                      Investments, LLC)           conditions, invests at least 80% of
  (CLASS R SHARES)                                                     assets in equity securities that
                                                                       meet the following criteria:
                                                                       attractive valuation
                                                                       characteristics; dividends; and
                                                                       balance sheet strength. Candidates
                                                                       are also analyzed for some catalyst
                                                                       or vector of change that may spark
                                                                       an increase in share price.
                                                                       Normally, investments are generally
                                                                       in larger companies that are
                                                                       included in the largest 500 U.S.
                                                                       companies as measured by sales,
                                                                       earnings or assets.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks long-term capital
  MIDCAP OPPORTUNITIES PORTFOLIO           (ING Investments)           appreciation. Normally invests at
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       least 80% of assets in the common
  Trust -- Pilgrim VP MidCap               Investments, LLC)           stocks of mid-sized U.S. companies
  Opportunities Portfolio)                                             that the portfolio managers feel
  (CLASS R SHARES)                                                     have above average prospects for
                                                                       growth. For this Portfolio, mid-size
                                                                       companies are those with market
                                                                       capitalizations that fall within the
                                                                       range of companies in the Standard &
                                                                       Poor's MidCap 400 Index (S&P MidCap
                                                                       400 Index).

ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks capital appreciation. Normally
  RESEARCH ENHANCED INDEX PORTFOLIO        (ING Investments)           invests at least 80% of total assets
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       in common stocks included in the
  Trust -- Pilgrim VP Research Enhanced    Investments, LLC)           Standard & Poor's Composite 500
  Index Portfolio)                                                     Stock Price Index (S&P 500 Index).
  (CLASS R SHARES)                         Subadviser: J.P. Morgan     At any one time, the portfolio
                                           Investment Management       managers generally include in the
                                           Inc. (J.P. Morgan)          Portfolio approximately 400 of the
                                                                       stocks included in the S&P 500
                                                                       Index. May also invest in certain
                                                                       higher- risk investments, including
                                                                       derivatives (generally these
                                                                       investments will be limited to S&P
                                                                       500 Index options and futures on the
                                                                       S&P 500 Index).

ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks long-term capital
  SMALLCAP OPPORTUNITIES PORTFOLIO         (ING Investments)           appreciation. Normally invests at
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       least 80% of assets in the common
  Trust -- Pilgrim VP SmallCap             Investments, LLC)           stock of smaller, lesser- known U.S.
  Opportunities Portfolio)                                             companies that the portfolio manager
  (CLASS R SHARES)                                                     believes have above average
                                                                       prospects for growth. For this
                                                                       Portfolio, smaller companies are
                                                                       those with market capitalizations
                                                                       that fall within the range of
                                                                       companies in the Russell 2000 Index,
                                                                       which is an index that measures the
                                                                       performance of small companies.

JANUS ASPEN SERIES -- AGGRESSIVE GROWTH    Janus Capital               A nondiversified Portfolio that
  PORTFOLIO                                                            seeks long- term growth of capital.
  (INSTITUTIONAL SHARES)                                               Invests primarily in common stocks
                                                                       selected for their growth potential
                                                                       and normally invests at least 50% of
                                                                       its equity assets in medium-sized
                                                                       companies. Medium-sized companies
                                                                       are those whose market
                                                                       capitalization falls within the
                                                                       range of companies in the Standard
                                                                       and Poor's (S&P) MidCap 400 Index.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
JANUS ASPEN SERIES -- GROWTH PORTFOLIO     Janus Capital               Seeks long-term growth of capital in
  (INSTITUTIONAL SHARES)                                               a manner consistent with the
                                                                       preservation of capital. Invests
                                                                       primarily in common stocks selected
                                                                       for their growth potential. Although
                                                                       it can invest in companies of any
                                                                       size, it generally invests in
                                                                       larger, more established companies.

JANUS ASPEN SERIES -- INTERNATIONAL        Janus Capital               Seeks long-term growth of capital.
  GROWTH PORTFOLIO                                                     Under normal circumstances, invests
  (INSTITUTIONAL SHARES)                                               at least 80% of its net assets in
                                                                       securities of issuers from at least
                                                                       five different countries, excluding
                                                                       the United States. Although the
                                                                       Portfolio intends to invest
                                                                       substantially all of its assets in
                                                                       issuers located outside the United
                                                                       States, it may at times invest in
                                                                       U.S. issuers and it may at times
                                                                       invest all of its assets in fewer
                                                                       than five countries or even a single
                                                                       country.

JANUS ASPEN SERIES -- WORLDWIDE GROWTH     Janus Capital               Seeks long-term growth of capital in
  PORTFOLIO                                                            a manner consistent with the
  (INSTITUTIONAL SHARES)                                               preservation of capital. Invests
                                                                       primarily in common stocks of
                                                                       companies of any size located
                                                                       throughout the world. Normally
                                                                       invests in issuers from at least
                                                                       five different countries, including
                                                                       the United States. May at times
                                                                       invest in fewer than five countries
                                                                       or even in a single country.

NEUBERGER BERMAN -- LIMITED MATURITY       Neuberger Berman/           Highest current income consistent
  BOND PORTFOLIO                           Neuberger Berman, LLC       with low risk to principal and
                                                                       liquidity and secondarily total
                                                                       return

NEUBERGER BERMAN -- PARTNERS PORTFOLIO     Neuberger Berman/           Capital growth
                                           Neuberger Berman, LLC

NEUBERGER BERMAN -- SOCIALLY RESPONSIVE    Neuberger Berman/           Long-term capital growth
  PORTFOLIO                                Neuberger Berman, LLC

OCC ACCUMULATION TRUST -- OCC EQUITY       OpCap Advisors              Seeks long term capital
  PORTFOLIO                                                            appreciation. Invests at least 80%
                                                                       of net assets, plus the amount of
                                                                       any borrowings for investment
                                                                       purposes, in equity securities that
                                                                       the investment adviser believes are
                                                                       undervalued in the marketplace.

OCC ACCUMULATION TRUST -- OCC GLOBAL       OpCap Advisors              Seeks long term capital
  EQUITY PORTFOLIO                                                     appreciation. Invests at least 80%
                                                                       of net assets, plus the amount of
                                                                       any borrowings for investment
                                                                       purposes, in equity securities on a
                                                                       worldwide basis and may invest in
                                                                       U.S. or foreign fixed income
                                                                       securities.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
OCC ACCUMULATION TRUST -- OCC MANAGED      OpCap Advisors              Seeks growth of capital over time.
  PORTFOLIO                                                            Invests in common stocks, bonds and
                                                                       cash equivalents, allocated based on
                                                                       the investment adviser's judgment.

OCC ACCUMULATION TRUST -- OCC SMALL CAP    OpCap Advisors              Seeks capital appreciation. Invests
  PORTFOLIO                                                            at least 80% of net assets, plus the
                                                                       amount of any borrowings for
                                                                       investment purposes, in equity
                                                                       securities of companies with market
                                                                       capitalizations under $2 billion.

PUTNAM VARIABLE TRUST -- PUTNAM VT         Putnam Investment           Capital growth & current income
  GROWTH AND INCOME FUND (CLASS IA         Management, LLC
  SHARES)

PUTNAM VARIABLE TRUST -- PUTNAM VT NEW     Putnam Investment           Long-term capital appreciation
  OPPORTUNITIES FUND (CLASS IA SHARES)     Management, LLC

PUTNAM VARIABLE TRUST -- PUTNAM VT         Putnam Investment           Capital appreciation
  VOYAGER FUND (CLASS IA SHARES)           Management, LLC


     More detailed information about the Funds can be found in the current prospectus and Statement of Additional Information for each Fund. These prospectuses accompany this prospectus in a book entitled "Variable Product Investment Options." The Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.

     THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE 1940 ACT.

     ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Funds.

     The Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than the contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Fund from the Variable Account, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

REINVESTMENT
     The Funds have, as a policy, the distribution of income, dividends and capital gains. However, under the contracts there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES
     ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

     - ReliaStar Life reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio, or delete Sub-Accounts. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.

     - ReliaStar Life may, in its sole discretion, eliminate one or more Sub-Accounts or close such Sub-Accounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant.


     - If the shares of a Fund are no longer available for investment, or if, in ReliaStar Life's judgment, further investment in a Fund should become inappropriate in view of the purposes of the Variable Account or when, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant, ReliaStar Life may redeem the shares of that Fund and substitute shares of another registered open-end investment company. The new Funds may have higher fees and charges than the ones they replaced.


     In the event of any such substitution, deletion or change, we may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current Funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Sub-Accounts.

     If deemed by us to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with our other separate accounts.

CHARGES MADE BY RELIASTAR LIFE

     We deduct the charges described below to cover our costs and expenses, the services we provide, and the risks we assume under the contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)
     No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     If part or all of a contract's value is surrendered, or, except for contracts issued in the State of Washington, if the contract's Annuity Commencement Date occurs within the first two years after the contract is issued, surrender charges may be assessed by ReliaStar Life.


     In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn will be the amount you specified, adjusted by any applicable surrender charge.


     COMPUTATION OF SURRENDER CHARGES -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted, and thereafter from Contract Earnings.

     - "New Purchase Payments" are those contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;

     - "Old Purchase Payments" are those contract purchase payments not defined as New Purchase Payments; and

     - "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

     TOTAL SURRENDERS; AMOUNT OF SURRENDER CHARGE -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

        SURRENDER CHARGE PERCENTAGE TABLE
-------------------------------------------------
CONTRACT YEAR OF SURRENDER  SURRENDER CHARGE AS A
  MINUS CONTRACT YEAR OF     PERCENTAGE OF EACH
     PURCHASE PAYMENT         PURCHASE PAYMENT
--------------------------  ---------------------
           0-1                        6%
           2-3                        5
           4-5                        4
       6 and later                    0

     FREE SURRENDERS -- Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of systematic withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any contract earnings being surrendered.

     PARTIAL SURRENDERS -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

     If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

     In addition, we reserve the right to assess a partial surrender fee. This fee is the lesser of 2% of the partial surrender amount or $25. We currently do not assess this fee.

ANNUAL CONTRACT CHARGE
     Each year on the Contract Anniversary, ReliaStar Life deducts an annual contract charge of $30 from the Contract Value. ReliaStar Life will not increase the annual contract charge. In any Contract Year when a contract is surrendered for its full value on other than the Contract Anniversary, the annual contract charge will be deducted at the time of such surrender. If a Fixed Annuity payment or a Variable Annuity payment is selected, then the annual contract charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate annual contract charge will be assessed against each annuity.

WAIVER OF CHARGES
     WAIVER OF ANNUAL CONTRACT CHARGE -- ReliaStar Life reserves the right to waive the annual contract charge for contracts applied for on or after September 1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the annual contract charge on contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the charge.

     ReliaStar Life will not waive the annual contract charges assessed and deducted from annuity payments.

     WAIVER OF SURRENDER CHARGE -- Under certain circumstances as defined in the contract and the rider(s) related to the provisions below, beginning one year after the effectiveness of the rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the contract without incurring a surrender charge.

     These waivers are subject to the specific provisions of the rider(s) and may not be available in all states.

MORTALITY RISK PREMIUM
     The Variable Annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the contract, which cannot be changed.

     To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar Life deducts a mortality risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

     Once it is set, ReliaStar Life may not change the rate charged for the mortality risk premium under any contract.

EXPENSE RISK PREMIUM
     ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an expense risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

     Once it is set, ReliaStar Life may not change the rate of the expense risk premium under any contract.

ADMINISTRATION CHARGE
     ReliaStar Life deducts a daily administration charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the contracts and the Variable Account. ReliaStar Life may not change the rate of the administration charge under any contract.

     Once it is set, ReliaStar Life may not change the rate of the administration charge under any contract.

TRANSFER CHARGE
     We currently assess a transfer charge of $25 per transfer for transfers between the Sub-Accounts or the Fixed Account after the 24th transfer in a Contract Year. We reserve the right to charge up to $25 on all transfers, and to limit the number of transfers.

PREMIUM AND OTHER TAXES
     Various states and other governmental entities levy a premium tax, currently ranging up to 4%, on annuity contracts issued by insurance companies. If the Owner of the contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an annuity form) as permitted or required by applicable law.

     Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a contract will not be able to accurately determine the premium tax applicable to the contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the contract.

GENERAL: REDUCTION OR WAIVER OF CHARGES OR MINIMUM PURCHASE PAYMENTS
     Any of the charges under the contract, as well as the minimum purchase payment requirements set forth in this prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life's policy and Contract Owners or those of affiliated insurance companies or sales to employees or clients of ReliaStar Life or ReliaStar Life's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

EXPENSES OF THE FUNDS
     There are fees deducted from and expenses paid out of the assets of the Funds that are described in the accompanying prospectuses for the Funds.

ADMINISTRATION OF THE CONTRACTS

     ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. These administrative functions are located at the ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58703; Telephone 1-877-884-5050.

THE CONTRACTS

     The contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity, or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for non-qualified contracts and $2,000 for qualified contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a non-qualified contract if it is less than $500 and for a qualified contract if it is less than $50. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.


FACTORS TO CONSIDER IN THE PURCHASE DECISION.


     The decision to purchase the contract should be discussed with your financial representative and tax advisor, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:



     - LONG-TERM INVESTMENT -- This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to surrender charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your purchase payments are left in the contract. You should not purchase the contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.



     - INVESTMENT RISK -- The value of the Funds available under the contract may fluctuate with the markets and interest rates. You should not purchase the contract in order to invest in the Funds if you cannot risk getting back less money than you put in.



     - FEATURES AND FEES -- The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.



     - EXCHANGES -- If the contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of surrender charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.



     - TAX FAVORED ARRANGEMENT -- If you are purchasing the contract through a tax favored arrangement, including Individual Retirement Annuities ("IRAs") and Roth IRAs, you should carefully consider the costs and benefits of the contract (including annuity income benefits) before purchasing the contract. Under the Federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in relation to a Qualified Plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. However, annuities do provide other features and benefits (such as the death benefit or the option of lifetime annuity payments at established rates) which may be valuable to you. You should discuss your alternatives with your tax advisor or registered representative taking into account the additional fees and expenses you may incur in an annuity.


     There may be differences in your contract (such as differences in fees, charges, and benefits) from the one described in this prospectus because of the requirements of the state where we issued your contract. Consult your contract for its specific terms.

ALLOCATION OF PURCHASE PAYMENTS
     Purchase payments can be allocated by the Owner to up to 34 of the available Sub-Accounts of the Variable Account selected and/or to the Fixed Account. (See Appendix A.) The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

     The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation Unit value next determined after receipt of the purchase payment.

     Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into accumulation units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an accumulation unit for the Sub-Account to determine the number of accumulation units of the Sub-Account to be held in the Variable Account with respect to the contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Fund whose shares are held in the Sub-Account.

     A Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Sub-Account for the purchase of shares of such Fund, such purchase payments will be refunded.

SUB-ACCOUNT ACCUMULATION UNIT VALUE
     Each Sub-Account Accumulation Unit was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Sub-Account Accumulation Unit will vary up or down according to a net investment factor, which is primarily based on the investment performance of the applicable Fund. Fund shares in the Sub-Accounts will be valued at their net asset value.

     Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the accumulation unit value may increase.

NET INVESTMENT FACTOR
     The net investment factor is an index number which reflects charges under the contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the net investment factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the net investment factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The net investment factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1) is the net result of:

     (a) the net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus

     (b) the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period, plus or minus

     (c) a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the contract;

(2) is the net result of:

     (a) the net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus

     (b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the contract; and

(3) is a factor representing the mortality risk premium, the expense risk premium and the administration charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
     If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:

(1) if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date, or (ii) the sum of the purchase payments received by ReliaStar Life under the contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner's death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

(2) if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.

     If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an annuity form is requested, it may be any annuity form permitted by Section 72(s) of the Code and which ReliaStar Life is willing to issue. An annuity form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the contract will be canceled.

     If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the contract as the Owner, and then (1) select a single sum payment or
(2) select any annuity form which does not exceed such spouse's life expectancy.

     If the Beneficiary elects to receive annuity payments under an annuity form, the amount and duration of payments may vary depending on the annuity form selected and whether Fixed and/or Variable Annuity payments are requested. (See "Annuity Provisions.") Repayments cannot extend beyond the life or life expectancy of the Beneficiary.

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE
     If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the annuity form in effect.

SURRENDER (REDEMPTION)
     If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge).")

     Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary, the annual contract charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.



     ReliaStar Life may require that the contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

     If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the contract on any Contract Anniversary, or if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date.

     If the contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Code, it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.")

     Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59 1/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS
     Systematic withdrawals, which are a specialized form of partial surrenders (see "Surrender (Redemption)"), are offered for both Qualified Plan contracts and for non-qualified contracts. To start systematic withdrawals, the Contract Value must be at least $25,000. The Owner may elect to take systematic withdrawals from Sub-Accounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any systematic withdrawal is $100. Systematic withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the contract. A surrender charge will be imposed on the amount of any systematic withdrawal, which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).") Systematic withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by writing to ReliaStar Life's administrative office in Minot, North Dakota.

     ReliaStar Life reserves the right to modify or discontinue offering systematic withdrawals; however, any such modification or discontinuation will not affect any systematic withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for partial surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the systematic withdrawal payment or $25.

     Systematic withdrawals may be subject to tax, including a penalty tax, and you should consult with your tax advisor before requesting any systematic withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the systematic withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

TRANSFERS
     Before the Annuity Commencement Date, the Owner may transfer amounts between Sub-Accounts or from the Sub-Accounts to the Fixed Account subject to certain conditions we or the Funds may impose. See "Excessive Trading." Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the Sub-Accounts. Currently, these are our methods by which transfers may be made in writing, by telephone or fax, by dollar cost averaging and by portfolio rebalancing.

WRITTEN TRANSFERS
     BEFORE THE ANNUITY COMMENCEMENT DATE -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that

     - transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period,

     - no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred), and

     - such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

     Currently, there is a $25 charge for each transfer in excess of 24 per Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life dollar cost averaging, portfolio rebalancing and systematic withdrawal services currently do not constitute transfers, and multiple transfers on a single day currently constitute a single transfer. The Company reserves the right to charge a transfer fee not to exceed $25 per transfer on any transfer and to limit the number of transfers.


     AFTER THE ANNUITY COMMENCEMENT DATE -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values.


     No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.

     TELEPHONE/FAX INSTRUCTIONS -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:

     - transfers between Funds,

     - surrenders,

     - changes of allocations among Fund options,

     - change of source Funds for systematic withdrawals, and

     - change of source Funds for variable annuitization payouts.

     If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization, and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, contract number and the names of the Sub-Accounts from which and to which money will be transferred or surrendered and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, dollar cost averaging Transfers, and portfolio rebalancing.

EXCESSIVE TRADING
     Excessive trading activity can disrupt orderly Fund management strategies and increase Fund expenses by causing:

     - increased trading and transaction costs;

     - disruption of planned investment strategies;

     - forced and unplanned portfolio turnover;

     - lost opportunity costs; and

     - large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

     In response to excessive trading, we may place restrictions or refuse transfers made by third-party agents acting on behalf of Contract Owners such as a market timing service. We will refuse or place restrictions on transfers when we determine, in our sole discretion, that transfers are harmful to the Funds, or Contract Owners as a whole.


     DOLLAR COST AVERAGING TRANSFERS -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account value to any one or more other Sub-Accounts or to the Fixed Account over time. No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. ReliaStar Life makes no guarantees that dollar cost averaging will result in a profit or protect against loss. You can discontinue dollar cost averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in dollar cost averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.


     ReliaStar Life reserves the right to modify or discontinue offering dollar cost averaging. Any such modification or discontinuation would not affect dollar cost averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the dollar cost averaging program, it reserves the right to charge a processing fee for dollar cost averaging transfers not to exceed $25 per transfer.

     PORTFOLIO REBALANCING SERVICE -- You may request this service if your Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Sub-Accounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service will be discontinued if your Contract Value falls below $10,000.

     You can discontinue portfolio rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in portfolio rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering portfolio rebalancing. Although ReliaStar Life currently charges no fees for transfers made under the portfolio rebalancing program, it reserves the right to charge a processing fee for portfolio rebalancing transfers not to exceed $25 per transfer.

ASSIGNMENTS
     If the contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment. An assignment may have tax consequences. (See "Taxation of Annuities.")

CONTRACT OWNER AND BENEFICIARIES
     Unless someone else is named as the Owner in the application for the contract, the applicant is the Owner of the contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the contract. No more than two (2) natural persons may be named as Owner.

     The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the annuity form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the contract or to receive any payments or settlements under the contract or any annuity form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

     Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

     Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice, and ReliaStar Life shall not be responsible for the validity of any change.

CONTRACT INQUIRIES
     Inquiries regarding a contract may be made by writing to the ReliaStar Life Insurance Company, ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58703, or by calling 1-877-884-5050.

ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE
     The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct surrender charges. (See "Surrender Charge (Contingent Deferred Sales Charge).") The latest Annuity Commencement Date is the later of the Annuitant's age 85 or ten years after the contract issue date.

     The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.

ANNUITY FORM SELECTION
     The Owner may select a Variable Annuity form, a Fixed Annuity form or both, with payments starting at the Annuity Commencement Date when making application for the contract. Thereafter, the Owner may change the annuity form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for ten years (120 months), which shall be automatically effective.

ANNUITY FORMS
     Variable Annuity Payments and Fixed Annuity Payments are available in any of the following annuity forms:

     LIFE ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM FOR THE

ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS (120 MONTHS) OR 20 YEARS (240 MONTHS) -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the contract. Payments will continue while either the Annuitant or the joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS
     Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the contract will be canceled. Also if a monthly payment would be or becomes less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

ANNUITY PAYMENTS
     The amount of the first Fixed Annuity payment is determined by applying the Contract Value to be used for a Fixed Annuity at the Annuity Commencement Date to the annuity table in the contract for the Fixed Annuity form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first Variable Annuity payment is determined by applying the Contract Value to be used for a Variable Annuity at the Annuity Commencement Date to the annuity table in the contract for the annuity form selected.

     Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.


     The annual contract charge is deducted in equal installments from each Fixed and/or Variable Annuity payment. Premium taxes payable to any governmental entity will be charged against the contracts. (See "Premium and Other Taxes.") Additionally, the mortality and expense risk premiums and the administration charge continue to be deducted from amounts held in the Sub-Accounts during the income or payout phase.

     The annuity tables in the contracts are based on the annuity mortality table as defined in the contract.

     ReliaStar Life guarantees that the dollar amount of each Variable Annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

SUB-ACCOUNT ANNUITY UNIT VALUE
     A Sub-Account's Variable Annuity Units will initially be valued at $10 each at the time accumulation units with respect to the Sub-Account are first converted into Variable Annuity Units. The Sub-Account Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the annuity tables contained in the contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE
     An assumed investment rate of 4% per annum is built into the annuity tables contained in the contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, Variable Annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity payments will increase and conversely, if it is less than the assumed investment rate the payments will decrease.

FEDERAL TAX STATUS

     The following summary provides a general description of the Federal income tax considerations associated with this contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present Federal income tax Laws. We do not make any representations as to the likelihood of continuation of the present Federal income tax Laws or as to how they may be interpreted by the Internal Revenue Service (IRS).


TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED


     The contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of Federal income taxes on the amounts held under a contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-Qualified Plan and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.



TAX STATUS OF THE CONTRACTS


     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a Variable Account be "adequately diversified" in order for non-qualified contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through the Sub-Accounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Contract Values, have not been explicitly addressed in published rulings. While we believe that the contracts do not give Contract Owners investment control over Variable Account assets, we reserve the right to modify the contracts as necessary to prevent a Contract Owner from being treated as the owner of the Variable Account assets supporting the contract.



     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



     Other rules may apply to qualified contracts.



     The following discussion assumes that the contracts will qualify as annuity contracts for Federal income tax purposes.



TAX TREATMENT OF ANNUITIES


     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the Contract Value, and, in the case of a qualified contract, any portion of an interest in the Qualified Plan, generally will be treated as a distribution.)



TAXATION OF NON-QUALIFIED CONTRACTS


     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to contracts owned by natural persons.



     WITHDRAWALS. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner's investment in the contract at that time.



     In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the contract.



     VARIABLE ACCOUNT CHARGES. It is possible that the IRS may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you.



     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified contract, there may be imposed a Federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:



     - made on or after the taxpayer reaches age 59 1/2;



     - made on or after the death of a Contract Owner;



     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.



     ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity form elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.



     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.



     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY COMMENCEMENT DATES. A transfer or assignment of ownership of a contract, the designation of an Annuitant or payee other than an Owner, the selection of Annuity Commencement Dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.



     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.



TAXATION OF QUALIFIED CONTRACTS


     The contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the contracts with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.



     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified contract. When a withdrawal from a qualified contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the Contract Owner's investment in the contract (generally, the premiums or other consideration paid for the contract) to the Contract Owner's total accrued benefit balance under the retirement plan. For qualified contracts, the investment in the contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.



     For Qualified Plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the

Contract Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the Contract Owner's death.



     VARIABLE ACCOUNT CHARGES. It is possible that the IRS may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you.



     WITHHOLDING. Distributions from certain Qualified Plans generally are subject to withholding for the Contract Owner's Federal income tax liability. The withholding rates vary according to the type of distribution and the Contract Owner's tax status. The Contract Owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Contract Owner chooses a "direct rollover" from the plan to another tax-Qualified Plan or IRA.



     Brief descriptions of the various types of Qualified Plans in connection with a contract follow. We will endorse the contract as necessary to conform it to the requirements of such plan.



     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the contract. Employers intending to use the contract with such plans should seek competent advice.



INDIVIDUAL RETIREMENT ANNUITIES


     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible and the time when distributions commence. Also, distributions from certain other types of Qualified Plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.



ROTH IRA


     Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.


TAX SHELTERED ANNUITIES

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989 are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



OTHER TAX CONSEQUENCES


     As noted above, the foregoing comments about the Federal tax consequences under the contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.



POSSIBLE CHANGES IN TAXATION


     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.


VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the 1940 Act and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Fund shares held in the Sub-Accounts in its own right.

     Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Fund shares attributable to the contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Fund shares. Such voting interest will generally decrease during the annuity payout period.

     Any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's vote.

     All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund, not more than 90 days before the meeting of the applicable Fund.

     Persons having voting interests under the contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.

DISTRIBUTION OF THE CONTRACTS


     The contracts will be distributed by the general distributor, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation, which is an affiliate of ReliaStar Life. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. WSSI's principal office is located at 111 Washington Avenue South, Minneapolis, Minnesota 55401. We paid WSSI under a distribution agreement.



     The contracts will be sold by licensed insurance agents in those states where the contracts can be lawfully sold. Such agents will be registered representatives of affiliated and unaffiliated broker-dealers. The affiliated broker-dealers may include:



     - Aeltus Capital, Inc.



     - BancWest Investment Services, Inc.



     - Baring Investment Services, Inc.



     - Compulife Investor Services, Inc.



     - Directed Services, Inc.



     - Financial Network Investment Corporation



     - Financial Northeastern Securities, Inc.



     - Granite Investment Services, Inc.



     - Guaranty Brokerage Services, Inc.



     - IFG Network Securities, Inc.



     - ING Barings Corp.



     - ING Direct Funds Limited



     - ING DIRECT Securities, Inc.



     - ING Financial Advisers, LLC



     - ING Funds Distributor, Inc.



     - ING Furman Selz Financial Services LLC



     - ING TT&S (U.S.) Securities, Inc.



     - Locust Street Securities, Inc.



     - Multi-Financial Securities Corporation



     - PrimeVest Financial Services, Inc.



     - Systematized Benefits Administrators, Inc.



     - United Variable Services, Inc.



     - VESTAX Securities Corporation



     - Washington Square Securities, Inc.


     Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 8% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

REVOCATION

     The Contract Owner may revoke the contract at any time between the date of application and the date ten days after receipt of the contract and receive a refund of the Contract Value unless otherwise required by state and/or Federal law. All IRA refunds will be for a return of purchase payments. In order to revoke the contract, it must be mailed or delivered to ReliaStar Life's Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before ten days after receipt of the contract for revocation to be effective. In order to revoke the contract written notice must be mailed or delivered to:


           ReliaStar Life Insurance Company

           ReliaStar Service Center
           P.O. Box 5050

           Minot, North Dakota 58703


     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

REPORTS TO OWNERS

     ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

     To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in all future mailings.

LEGAL PROCEEDINGS


     The Variable Account is not a party to any pending legal proceedings.



     We are a defendant in various lawsuits in connection with the normal conduct of our insurance operations. Some of the claims seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to our financial position. It should be noted, however, that a number of financial services companies have been subjected to significant awards in connection with punitive damages claims and we can make no assurances that it will not be subjected to such an award. The defense of the putative class actions pending against us may require the commitment of substantial internal resources and the retention of legal counsel and expert advisors.


EXPERTS


     The statements of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2001 and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2001 and 2000 and for each of the two years then ended, appearing in the Statement of Additional Information incorporated herein by reference have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the contracts described herein. The prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar Life and the contracts. The information so omitted may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this prospectus as to the provisions of the contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

     INFORMATION ABOUT THE FIXED ACCOUNT CAN BE FOUND IN APPENDIX A, AND CONDENSED FINANCIAL INFORMATION CAN BE FOUND IN APPENDIX B.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


Introduction................................................     SAI-2
Administration of the Contracts.............................     SAI-2
Custody of Assets...........................................     SAI-2
Experts.....................................................     SAI-2
Distribution of the Contracts...............................     SAI-2
Calculation of Yield and Return.............................     SAI-3
Financial Statements of the ReliaStar Select Variable
  Account...................................................       S-1
Financial Statements of ReliaStar Life Insurance Company....       F-1


If you would like to receive a copy of the ReliaStar Select Variable Account Select(*)Annuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:


RELIASTAR LIFE INSURANCE COMPANY

RELIASTAR SERVICE CENTER
P.O. BOX 5050

MINOT, ND 58703


Your name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City -------------------------   State ------------------  Zip -----------------

     Please send me a copy of the ReliaStar Select Variable Account Select(*)Annuity III Statement of Additional Information.

--------------------------------------------------------------------------------

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

THE FIXED ACCOUNT
     Contributions to the Fixed Account under the contract and transfers to the Fixed Account become part of the general account of ReliaStar Life, which supports insurance and annuity obligations. Interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interest therein are generally subject to the provisions of the 1933 Act or 1940 Act and ReliaStar Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed portion of the contract. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.

     ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF RELIASTAR LIFE. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

                                   APPENDIX B

PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION
     From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields and total returns for the available Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The performance in part reflects the Funds' expenses. See the prospectuses for the Funds.

     The yield of the Sub-Account investing in the Fidelity(R) VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in the Fidelity(R) VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date on which a Fund was first available in the Variable Account. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information. We will not show non-standardized performance unless we also show standardized performance.

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, non-standardized performance information for contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of contract charges that were in effect at the inception of the Sub-Accounts for the contracts.

     ReliaStar Life may, from time to time, also disclose yield and total returns for the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     ReliaStar Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

     Advertising and sales literature may compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

SUB-ACCOUNT ACCUMULATION UNIT VALUES
     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as they are invested in Funds at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period.


                                                                         YEAR ENDED DECEMBER 31
                                        ----------------------------------------------------------------------------------------
                                           2001         2000         1999         1998         1997         1996         1995
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Dent Demographic Trends Fund
  (Since May 1, 2000)
  Beginning of period.................  $   7.8068   $       --           --           --           --           --           --
  End of period.......................  $   5.2413   $   7.8068           --           --           --           --           --
  Units outstanding at end of
    period............................     271,005      271,643           --           --           --           --           --
THE ALGER AMERICAN FUND:
Alger American Growth Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  15.8660   $  18.8769   $  14.3117   $   9.8005   $  10.0000           --           --
  End of period.......................  $  13.7969   $  15.8660   $  18.8769   $  14.3117   $   9.8005           --           --
  Units outstanding at end of
    period............................   2,640,617    2,969,330    2,499,069      651,530       63,728           --           --
Alger American Leveraged AllCap
  Portfolio
  (Since May 1, 2000)
  Beginning of period.................  $   7.4802   $       --           --           --           --           --           --
  End of period.......................  $   6.2012   $   7.4802           --           --           --           --           --
  Units outstanding at end of
    period............................     178,408      118,511           --           --           --           --           --
Alger American MidCap Growth Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  17.5800   $  16.3264   $  12.5561   $   9.7711   $  10.0000           --           --
  End of period.......................  $  16.2046   $  17.5800   $  16.3264   $  12.5561   $   9.7711           --           --
  Units outstanding at end of
    period............................     786,283      859,195      455,927      204,638       59,897           --           --
Alger American Small Capitalization
  Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  11.5885   $  16.1404   $  11.4116   $  10.0159   $  10.0000           --           --
  End of period.......................  $   8.0548   $  11.5885   $  16.1404   $  11.4116   $  10.0159           --           --
  Units outstanding at end of
    period............................     532,602      605,656      408,867      254,748       73,647           --           --
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS FUND (VIP):
Fidelity(R) VIP Equity-Income
  Portfolio
  (Since January 6, 1994)
  Beginning of period.................  $  24.6181   $  23.0232   $  21.9558   $  19.9442   $  15.7861   $  14.0081   $  10.5139
  End of period.......................  $  23.0729   $  24.6181   $  23.0232   $  21.9558   $  19.9442   $  15.7861   $  14.0081
  Units outstanding at end of
    period............................   2,584,578    2,952,877    3,543,768    4,241,041    3,998,716    3,108,409    1,874,623
Fidelity(R) VIP Growth Portfolio
  (Since January 6, 1994)
  Beginning of period.................  $  29.6749   $  33.8011   $  24.9380   $  18.1281   $  14.8863   $  13.1611   $   9.8584
  End of period.......................  $  24.0975   $  29.6749   $  33.8011   $  24.9380   $  18.1281   $  14.8863   $  13.1611
  Units outstanding at end of
    period............................   2,506,074    3,035,070    3,189,119    2,946,876    2,789,628    2,484,915    1,527,407
Fidelity(R) VIP High Income Portfolio
  (Since January 6, 1994)
  Beginning of period.................  $  11.5020   $  15.0436   $  14.1041   $  14.9486   $  12.8821   $  11.4563   $   9.6317
  End of period.......................  $  10.0115   $  11.5020   $  15.0436   $  14.1041   $  14.9486   $  12.8821   $  11.4563
  Units outstanding at end of
    period............................   1,362,967    1,638,501    1,761,781    1,879,281    1,472,019    1,104,232      608,287

                                                                         YEAR ENDED DECEMBER 31
                                        ----------------------------------------------------------------------------------------
                                           2001         2000         1999         1998         1997         1996         1995
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
Fidelity(R)VIP Money Market Portfolio
  (Since January 6, 1994)
  Beginning of period.................  $  13.1296   $  12.5217   $  12.0719   $  11.6055   $  11.1555   $  10.7316   $  10.2767
  End of period.......................  $  13.4901   $  13.1296   $  12.5217   $  12.0719   $  11.6055   $  11.1555   $  10.7316
  Units outstanding at end of
    period............................   3,238,303    2,876,279    5,232,470    2,569,427    2,122,382    1,558,218    1,002,405
FIDELITY(R)VARIABLE INSURANCE PRODUCTS
  FUND (VIP):
VIP Contrafund(R) Portfolio
  (Since May 1, 1995):
  Beginning of period.................  $  25.6395   $  27.8416   $  22.7206   $  17.7248   $  14.4777   $  12.1031   $  10.0000
  End of period.......................  $  22.1874   $  25.6395   $  27.8416   $  22.7206   $  17.7248   $  14.4777   $  12.1031
  Units outstanding at end of
    period............................   2,545,232    3,048,087    3,388,151    3,002,878    2,297,899    1,419,399      440,844
Fidelity(R)VIP Index 500 Portfolio
  (Since January 6, 1994)
  Beginning of period.................  $  28.7000   $  32.0860   $  26.9978   $  21.3328   $  16.3012   $  13.4594   $   9.9476
  End of period.......................  $  24.8763   $  28.7000   $  32.0860   $  26.9978   $  21.3328   $  16.3012   $  13.4594
  Units outstanding at end of
    period............................   2,853,460    3,299,321    3,625,706    2,817,908    1,881,104    1,010,296      314,004
Fidelity(R)VIP Investment Grade Bond
  Portfolio
  (Since January 6, 1994)
  Beginning of period.................  $  28.7000   $  12.5711   $  12.8823   $  12.0011   $  11.1581   $  10.9662   $   9.4774
  End of period.......................  $  14.7484   $  13.7889   $  12.5711   $  12.8823   $  12.0011   $  11.1581   $  10.9662
  Units outstanding at end of
    period............................   1,602,587    1,291,171    1,302,913    1,152,135      711,350      709,332      668,429
ING VARIABLE PRODUCTS TRUST (ING):
ING VP Growth Opportunities Portfolio
  (Since May 1, 2000)
  Beginning of period.................  $   8.8561           --           --           --           --           --           --
  End of period.......................  $   5.3649   $   8.8561           --           --           --           --           --
  Units outstanding at end of
    period............................     206,272      144,529           --           --           --           --           --
ING VP Growth + Value Portfolio
  (Since January 3, 1995)
  Beginning of period.................  $  34.1863   $  38.4240   $  19.9820   $  16.9801   $  15.0172   $  12.3714   $  10.0000
  End of period.......................  $  23.2641   $  34.1863   $  38.4240   $  19.9820   $  16.9801   $  15.0172   $  12.3714
  Units outstanding at end of
    period............................     862,865    1,010,721      666,517      595,830      613,041      376,557       16,298
ING VP High Yield Bond Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $   8.3965   $   9.6354   $  10.0955   $  10.3496   $  10.0000           --           --
  End of period.......................  $   8.3374   $   8.3965   $   9.6354   $  10.0955   $  10.3496           --           --
  Units outstanding at end of
    period............................     266,875      283,066      368,743      389,807       55,079           --           --
ING VP International Value Fund
  Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  17.5072   $  17.2046   $  11.6165   $  10.0738   $  10.0000           --           --
  End of period.......................  $  15.2495   $  17.5072   $  17.2046   $  11.6165   $  10.0738           --           --
  Units outstanding at end of
    period............................     368,448      349,793      284,973      232,846       59,173           --           --
ING VP MagnaCap Portfolio
  (Since May 1, 2000)
  Beginning of period.................  $  10.0677           --           --           --           --           --           --
  End of period.......................  $   8.8911   $  10.0677           --           --           --           --           --
  Units outstanding at end of
    period............................      88,745       60,256           --           --           --           --           --
ING VP MidCap Opportunities Portfolio
  (Since May 1, 2000)
  Beginning of period.................  $   8.8561           --           --           --           --           --           --
  End of period.......................  $   5.9396   $   8.8561           --           --           --           --           --
  Units outstanding at end of
    period............................     104,414       63,345           --           --           --           --           --

                                                                         YEAR ENDED DECEMBER 31
                                        ----------------------------------------------------------------------------------------
                                           2001         2000         1999         1998         1997         1996         1995
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
ING VP Research Enhanced Index
  Portfolio
  (Since January 3, 1995)
  Beginning of period.................  $  12.2048   $  14.0038   $  13.4190   $  13.6825   $  12.7208   $  11.3881   $  10.0000
  End of period.......................  $  10.5627   $  12.2048   $  14.0038   $  13.4190   $  13.6825   $  12.7208   $  11.3881
  Units outstanding at end of
    period............................     337,152      411,307      464,405      480,880      286,906      152,651       21,964
ING VP SmallCap Opportunities
  Portfolio
  (Since January 3, 1995)
  Beginning of period.................  $  42.1707   $  42.3014   $  17.7950   $  15.3827   $  13.4910   $  12.0224   $  10.0000
  End of period.......................  $  29.4598   $  42.1707   $  42.3014   $  17.7950   $  15.3827   $  13.4910   $  12.0224
  Units outstanding at end of
    period............................     773,226      860,669      434,003      323,803      261,038      143,393       38,118
JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth
  Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  21.5715   $  32.0819   $  14.4318   $  10.8997   $  10.0000           --           --
  End of period.......................  $  12.8795   $  21.5715   $  32.0819   $  14.4318   $  10.8997           --           --
  Units outstanding at end of
    period............................   1,598,947    1,869,105      907,599      121,462       47,593           --           --
Janus Aspen Growth Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  16.2190   $  19.2465   $  13.5540   $  10.1310   $  10.0000           --           --
  End of period.......................  $  12.0374   $  16.2190   $  19.2465   $  13.5540   $  10.1310           --           --
  Units outstanding at end of
    period............................   1,922,759    2,203,744    1,266,464      922,227       64,297           --           --
Janus Aspen International Growth
  Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  16.4926   $  19.8947   $  11.0672   $   9.5723   $  10.0000           --           --
  End of period.......................  $  12.4845   $  16.4926   $  19.8947   $  11.0672   $   9.5723           --           --
  Units outstanding at end of
    period............................     939,635    1,027,274      767,811      435,553      150,857           --           --
Janus Aspen Worldwide Growth Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  16.7758   $  20.1712   $  12.4373   $   9.7821   $  10.0000           --           --
  End of period.......................  $  12.8310   $  16.7758   $  20.1712   $  12.4373   $   9.7821           --           --
  Units outstanding at end of
    period............................   3,789,020    4,320,032    3,705,358    2,148,224      590,783           --           --
NEUBERGER BERMAN ADVISERS MANAGEMENT
  TRUST ("AMT"):
  Neuberger Berman Advisers Management
    Limited Maturity Bond Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  11.0648   $  10.5065   $  10.4985   $  10.1977   $  10.0000           --           --
  End of period.......................  $  11.8693   $  11.0648   $  10.5065   $  10.4985   $  10.1977           --           --
  Units outstanding at end of
    period............................     958,695      803,456      653,472      483,372       44,381           --           --
Neuberger Berman Advisers Management
  Partners Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  11.0982   $  11.1748   $  10.5535   $  10.2690   $  10.0000           --           --
  End of period.......................  $  10.6346   $  11.0982   $  11.1748   $  10.5535   $  10.2690           --           --
  Units outstanding at end of
    period............................     822.839      947,430    1,101,648    1,291,067      337,731                        --
Neuberger Berman Advisers Management
  Socially Responsive Portfolio
  (Since April 30, 1999)
  Beginning of period.................  $  10.3394   $  10.6549           --           --           --           --           --
  End of period.......................  $  9.83092   $  10.3394   $  10.6549           --           --           --           --
  Units outstanding at end of
    period............................      62,695       47,083       22,281           --           --           --           --
OCC ACCUMULATION TRUST:
OCC Accumulation Trust Equity
  Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  12.8683   $  11.8711   $  11.7390   $  10.6414   $  10.0000           --           --
  End of period.......................  $  11.7991   $  12.8683   $  11.8711   $  11.7390   $  10.6414           --           --
  Units outstanding at end of
    period............................     411,573      279,885      284,469      248,818       57,717           --           --

                                                                         YEAR ENDED DECEMBER 31
                                        ----------------------------------------------------------------------------------------
                                           2001         2000         1999         1998         1997         1996         1995
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
OCC Accumulation Trust Global Equity
  Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  13.6175   $  13.1877   $  10.5687   $   9.4596   $  10.0000           --           --
  End of period.......................  $  11.5725   $  13.6175   $  13.1877   $  10.5687   $   9.4596           --           --
  Units outstanding at end of
    period............................      73,876       50,645       40,473       29,458       10,483           --           --
OCC Accumulation Trust Managed
  Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  11.9348   $  11.0271   $  10.6494   $  10.0805   $  10.0000           --           --
  End of period.......................  $  11.1912   $  11.9348   $  11.0271   $  10.6494   $  10.0805           --           --
  Units outstanding at end of
    period............................     999,699      882,499      967,119    1,513,567      278,744           --           --
OCC Accumulation Trust Small Cap
  Portfolio
  (Since August 8, 1997)
  Beginning of period.................  $  12.5927   $   8.8561   $   9.1478   $  10.1963   $  10.0000           --           --
  End of period.......................  $  13.4523   $  12.5927   $   8.8561   $   9.1478   $  10.1963           --           --
  Units outstanding at end of
    period............................     670,423      461,379      407,689      369,821       94,123           --           --
PUTNAM VARIABLE TRUST:
Putnam VT Growth and Income Fund --
  Class IA Shares
  (Since January 6, 1994)
  Beginning of period.................  $  23.8319   $  22.3517   $  22.3107   $  19.6008   $  16.0091   $  13.3162   $   9.8762
  End of period.......................  $  22.0520   $  23.8319   $  22.3517   $  22.3107   $  19.6008   $  16.0091   $  13.3162
  Units outstanding at end of
    period............................   1,954,819    2,253,957    2,732,587    2,774,779    2,521,656    1,639,863      719,095
Putnam VT New Opportunities Fund --
  Class IA Shares
  (Since May 1, 1995)
  Beginning of period.................  $  26.3332   $  36.1280   $  21.6313   $  17.6345   $  14.5039   $  13.3506   $  10.0000
  End of period.......................  $  18.1793   $  26.3332   $  36.1280   $  21.6313   $  17.6345   $  14.5039   $  13.3506
  Units outstanding at end of
    period............................   1,975,294    2,344,498    2,094,825    2,296,799    1,954,936    1,312,658      279,170
Putnam VT Voyager Fund -- Class IA
  Shares
  (Since January 6, 1994)
  Beginning of period.................  $  30.5382   $  37.0449   $  23.7408   $  19.3572   $  15.5144   $  13.9272   $  10.0386
  End of period.......................  $  23.4163   $  30.5382   $  37.0449   $  23.7408   $  19.3572   $  15.5144   $  13.9272
  Units outstanding at end of
    period............................   2,928,626    3,483,436    3,567,503    3,502,135    3,036,855    2,244,324    1,090,262

                       STATEMENT OF ADDITIONAL INFORMATION

                                -----------------


                              SELECT(*)ANNUITY III
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                      RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY



     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus dated May 1, 2002 (the "prospectus") relating to the Select*Annuity III Individual Deferred Variable/Fixed Annuity contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. A copy of the prospectus may be obtained from ReliaStar Life's Service Center at P.O. Box 5050, Minot, North Dakota 58703, by calling 1-877-884-5050, from Washington Square Securities, Inc., 111 Washington Avenue South, Minneapolis, Minnesota 55401 or by accessing the SEC's web site at www.sec.gov.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the prospectus.

                                -----------------

                                TABLE OF CONTENTS


                                                                                                          PAGE
                                                       ----
Introduction                                                                                              SAI-2
Administration of the Contracts                                                                           SAI-2
Custody of Assets                                                                                         SAI-2
Experts                                                                                                   SAI-2
Distribution of the Contracts                                                                             SAI-2
Calculation of Yield and Return                                                                           SAI-3
Financial Statements of the Reliastar Select Variable Account                                              S-1
Financial Statements of ReliaStar Life Insurance Company                                                   F-1



                                -----------------



     The date of this Statement of Additional Information is May 1, 2002.



                                     SAI-1

                                  INTRODUCTION

     The Select*Annuity III contracts (the "contracts") are flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the prospectus.) Annuity payouts under the contracts are deferred until a selected later date.


     Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of Funds.



                         ADMINISTRATION OF THE CONTRACTS


     ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the contracts and the Variable Account in Minot, North Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions.



                                CUSTODY OF ASSETS


     ReliaStar Life maintains custody of the assets of the Variable Account. As custodian, ReliaStar Life holds cash balances for the Variable Account pending investment in the Funds or distribution. The Fund shares owned by the Sub-Accounts are reflected only on the records of the Funds, and are not issued in certificated form.



                                     EXPERTS


     The statements of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2001 and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2001 and 2000 and for each of the two years then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.




                          DISTRIBUTION OF THE CONTRACTS

     The contracts are distributed by the general distributor, Washington Square Securities, Inc. ("WSSI"), 111 Washington Avenue South, Minneapolis, Minnesota 55401, which is a direct wholly-owned subsidiary of ReliaStar Financial Corp. and an affiliate of ReliaStar Life.



                                     SAI-2

     The contracts will be sold by licensed insurance agents in those states where the contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


     For the years ended December 31, 1999, 2000 and 2001, WSSI was paid fees by ReliaStar Life with respect to distribution of the Select*Annuity III contracts aggregating $2,494,028, $980,000 and $274,300, respectively.


     No deduction for a sales charge is made from the purchase payments for the contracts. However, if part or all of a contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by ReliaStar Life. The method used to determine the amount of such charge is described in the prospectus under the heading "Charges Made by ReliaStar Life -- Surrender Charge (Contingent Deferred Sales Charge)."


                         CALCULATION OF YIELD AND RETURN


     CURRENT YIELD AND EFFECTIVE YIELD. Current yield and effective yield will be calculated only for the Fidelity(R) Variable Insurance Products (VIP) Money Market Portfolio Sub-Account.


     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


             Effective Yield = [(Base Period Return + 1)] 365/7] - 1


     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying Fund shares.

     The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.


     The yield and effective yield of the Sub-Account for the seven day period ending December 31, 2001 were as follows:

                  Yield:            0.60%
                  Effective Yield:  0.60%


     STANDARDIZED YIELD. A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

                          Yield = 2 [(a - b + 1) 6 - 1]
                                      -----
                                       cd

     Where:



                                     SAI-3
     a = net investment earned during the period by the Fund attributable to shares owned by the Sub-Account.

     b = expenses accrued for the period (net of reimbursements).

     c = the average daily number of Accumulation Units outstanding during the period.

     d = the maximum offering price per Accumulation Unit on the last day of the period.

     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund, which are automatically reinvested in Fund shares.


     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.


     Average annual total returns will be calculated using Sub-Account unit values which ReliaStar Life calculates on each Valuation Date based on the performance of the Sub-Account's Fund, and the deductions for mortality and expense risk premiums, the administration charge, and the annual contract charge. The calculation assumes that the $30 annual contract charge is deducted at the end of each Contract Year.


     For purposes of calculating average annual total return, an average per dollar annual contract charge attributable to the hypothetical account for the period is used. The calculation assumes surrender of the contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The total return will then be calculated according to the following formula:


                             TR = ((ERV/P) 1/N) - 1


     Where:

     TR = The average annual total return net of Sub-Account recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P = a hypothetical initial payment of $1,000.

     N = the number of years in the period.

     The information in the first table on the following page is standardized performance data. We only will advertise the performance information contained in the second through fifth tables below if we accompany that performance data with the standardized performance data shown in the first table.

     Such standardized average annual total return information for the Sub-Accounts is as follows:


                                     SAI-4

                                                                                 FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                  PERIOD ENDED             PERIOD ENDED
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------                 --------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                             (38.93)%                    N/A
   (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio                                                     (19.11)%                    N/A
   (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                           (23.17)%                    N/A
   (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                              (13.89)%                    N/A
   (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                       (36.56)%                    N/A
   (Sub-Account Inception: 8/8/97)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                             (12.35)%                   7.30%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                    (24.86)%                   9.57%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP High Income Portfolio (Initial Class)                               (19.03)%                  (5.88)%
(Sub-Account Inception: 1/6/94)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                          (19.53)%                   8.35%
   (Sub-Account Inception: 5/1/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                              (19.39)%                   8.26%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                    0.89%                    5.09%
   (Sub-Account Inception: 1/6/94)
ING VP Growth Opportunities Portfolio (Class R Shares)                              (45.49)%                    N/A
   (Sub-Account Inception: 5/1/00)
ING VP Growth + Value Portfolio (Class R Shares)                                    (38.02)%                   8.59%
   (Sub-Account Inception: 1/3/95)
ING VP High Yield Bond Portfolio (Class R Shares)                                    (6.77)%                    N/A
   (Sub-Account Inception: 8/8/97)
ING VP International Value Portfolio (Class R Shares)                               (18.97)%                    N/A
   (Sub-Account Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                          (17.76)%                    N/A
   (Sub-Account Inception: 5/1/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                              (39.92)%                    N/A
   (Sub-Account Inception: 5/1/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                          (19.52)%                  (4.57)%
   (Sub-Account Inception: 1/3/95)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                           (36.21)%                  16.47%
   (Sub-Account Inception: 1/3/95)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                      (46.36)%                    N/A
   (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio (Institutional Shares)                                 (31.85)%                    N/A
   (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio (Institutional Shares)                   (30.37)%                    N/A
   (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                       (29.58)%                    N/A
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            1.20%                     N/A
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                       (10.25)%                    N/A
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio            (10.99)%                    N/A
   (Sub-Account Inception: 4/30/99)
OCC Accumulation Trust Equity Portfolio**                                           (14.38)%                    N/A
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                      (21.09)%                    N/A
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio**                                          (12.30)%                    N/A


                                     SAI-5

   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio**                                           0.76%                     N/A
   Sub-Account Inception: 8/8/97)
Putnam VT Growth and Income Fund (Class IA Shares)                                  (13.54)%                   6.00%
   (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund (Class IA Shares)                                  (37.03)%                   3.96%
   (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund (Class IA Shares)                                            (29.39)%                   8.01%
   (Sub-Account Inception: 1/6/94)




                                                                                                          FOR THE PERIOD
                                                                                                           FROM DATE OF
                                                                                 FOR THE 10-YEAR           INCEPTION OF
                                                                                  PERIOD ENDED            SUB-ACCOUNT TO
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------                 --------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                                N/A                   (36.49)%
   (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio                                                        N/A                     6.89%
   (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                              N/A                   (28.99)%
   (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                 N/A                    10.97%
   (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                          N/A                    (5.86)%
   (Sub-Account Inception: 8/8/97)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                                N/A                    10.99%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                       N/A                    11.59%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP High Income Portfolio (Initial Class)                                  N/A                    (0.04)%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                             N/A                    12.64%
   (Sub-Account Inception: 5/1/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                                 N/A                    12.04%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                     N/A                     4.92%
   (Sub-Account Inception: 1/6/94)
ING VP Growth Opportunities Portfolio (Class R Shares)                                 N/A                   (35.49)%
   (Sub-Account Inception: 5/1/00)
ING VP Growth + Value Portfolio (Class R Shares)                                       N/A                    12.79%
   (Sub-Account Inception: 1/3/95)
ING VP High Yield Bond Portfolio (Class R Shares)                                      N/A                    (5.09)%
   (Sub-Account Inception: 8/8/97)
ING VP International Value Portfolio (Class R Shares)                                  N/A                     9.41%
   (Sub-Account Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                             N/A                   (10.32)%
   (Sub-Account Inception: 5/1/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                                 N/A                   (30.98)%
   (Sub-Account Inception: 5/1/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                             N/A                     0.73%
   (Sub-Account Inception: 1/3/95)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                              N/A                    16.66%
   (Sub-Account Inception: 1/3/95)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                         N/A                     5.19%
   (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio (Institutional Shares)                                    N/A                     3.53%
   (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio (Institutional Shares)                      N/A                     4.41%


                                     SAI-6

   (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                          N/A                     5.09%
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio             N/A                     3.17%
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                          N/A                     0.54%
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio               N/A                    (2.44)%
   (Sub-Account Inception: 4/30/99)
OCC Accumulation Trust Equity Portfolio**                                              N/A                     3.03%
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                         N/A                     2.56%
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio**                                             N/A                     1.76%
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio**                                            N/A                     6.24%
   Sub-Account Inception: 8/8/97)
Putnam VT Growth and Income Fund (Class IA Shares)                                     N/A                    10.36%
   (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund (Class IA Shares)                                     N/A                     9.33%
   (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund (Class IA Shares)                                               N/A                    11.20%
   (Sub-Account Inception: 1/6/94)




     From time to time, sales literature or advertisements may quote non-standardized average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of contract charges currently in effect.


     Such non-standardized average annual total return information for the Sub-Accounts is as follows:


                                                                                 FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                  PERIOD ENDED             PERIOD ENDED
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------                 --------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                             (38.93)%                    N/A
   (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                     (19.11)%                  11.28%
   (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                           (23.17)%                  14.21%
   (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                              (13.89)%                  12.98%
   (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                       (36.56)%                  (3.31)%
   (Portfolio Inception: 9/21/88)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                             (12.35)%                   7.30%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                    (24.86)%                   9.57%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP High Income Portfolio (Initial Class)                               (19.03)%                  (5.88)%
   (Portfolio Inception: 9/19/85)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                          (19.53)%                   8.35%
   (Portfolio Inception: 1/3/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                              (19.39)%                   8.26%
   (Portfolio Inception: 8/27/92)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                    0.89%                    5.09%
   (Portfolio Inception: 12/5/88)




                                     SAI-7

ING VP Growth Opportunities Portfolio (Class R Shares)                              (45.49)%                    N/A
   (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio (Class R Shares)                                    (38.02)%                   8.59%
   (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio (Class R Shares)                                    (6.77)%                  (3.17)%
   (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio (Class R Shares)                               (18.97)%                    N/A
   (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                          (17.76)%                    N/A
   (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                              (39.92)%                    N/A
   (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                          (19.52)%                  (4.57)%
   (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                           (36.21)%                  16.47%
   (Portfolio Inception: 5/6/94)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                      (46.36)%                   4.96%
   (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio (Institutional Shares)                                 (31.85)%                   6.95%
   (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio (Institutional Shares)                   (30.37)%                   8.23%
   (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                       (29.58)%                   9.03%
   (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            1.20%                    3.46%
   (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                       (10.25)%                   5.40%
   (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio            (10.99)%                    N/A
   ((Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio**                                           (14.38)%                   6.11%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                      (21.09)%                   5.97%
   (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio**                                          (12.30)%                   5.38%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio**                                           0.76%                    9.16%
   (Portfolio Inception: 8/1/88)
Putnam VT Growth and Income Fund (Class IA Shares)                                  (13.54)%                   6.00%
   (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund (Class IA Shares)                                  (37.03)%                   3.96%
   (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund (Class IA Shares)                                            (29.39)%                   8.01%
   (Portfolio Inception: 2/1/88)



                                     SAI-8

                                                                                                          FOR THE PERIOD
                                                                                                           FROM DATE OF
                                                                                 FOR THE 10-YEAR           INCEPTION OF
                                                                                  PERIOD ENDED               FUND TO
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------               -----------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                                N/A                   (29.42)%
   (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                      13.35%                   14.94%
   (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                              N/A                    21.05%
   (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                 N/A                    17.12%
   (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                         3.30%                   10.13%
   (Portfolio Inception: 9/21/88)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                              12.00%                   10.50%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                     11.79%                   12.16%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP High Income Portfolio (Initial Class)                                 3.78%                    5.45%
   (Portfolio Inception: 9/19/85)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                             N/A                    14.11%
   (Portfolio Inception: 1/3/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                                 N/A                    11.82%
   (Portfolio Inception: 8/27/92)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                    5.39%                    6.28%
   (Portfolio Inception: 12/5/88)
ING VP Growth Opportunities Portfolio (Class R Shares)                                 N/A                   (35.49)%
   (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio (Class R Shares)                                       N/A                    11.89%
   (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio (Class R Shares)                                      N/A                     2.15%
   (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio (Class R Shares)                                  N/A                     9.41%
   (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                             N/A                   (10.32)%
   (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                                 N/A                   (30.98)%
   (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                             N/A                     0.73%
   (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                              N/A                    15.19%
   (Portfolio Inception: 5/6/94)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                         N/A                    10.91%
   (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio (Institutional Shares)                                    N/A                    10.23%
   (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio (Institutional Shares)                      N/A                    11.85%
   (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                          N/A                    14.10%
   (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            3.94%                    5.98%
   (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                          N/A                    10.80%
   (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio               N/A                    (2.28)%
   ((Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio**                                            11.27%                   11.76%





                                     SAI-9

   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                         N/A                     9.22%
   (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio**                                           11.57%                   13.62%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio**                                          11.26%                   11.80%
   (Portfolio Inception: 8/1/88)
Putnam VT Growth and Income Fund (Class IA Shares)                                   10.38%                   11.39%
   (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund (Class IA Shares)                                     N/A                     9.98%
   (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund (Class IA Shares)                                             11.43%                   12.96%
   (Portfolio Inception: 2/1/88)



     ReliaStar Life may also disclose non-standardized average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Such non-standardized average annual total return information for the Funds is as follows:



                                                                                 FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                  PERIOD ENDED             PERIOD ENDED
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------                 --------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                             (32.07)%                    N/A
   (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                     (11.81)%                  13.36%
   (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                           (15.93)%                  16.28%
   (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                               (6.52)%                  15.06%
   (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                       (29.51)%                  (1.08)%
   (Portfolio Inception: 9/21/88)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                              (4.96)%                   9.40%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                    (17.65)%                  11.66%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP High Income Portfolio (Initial Class)                               (11.73)%                  (3.58)%
   (Portfolio Inception: 9/19/85)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                          (12.24)%                  10.44%
   (Portfolio Inception: 1/3/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                              (12.10)%                  10.35%
   (Portfolio Inception: 8/27/92)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                    8.46%                    7.22%
   (Portfolio Inception: 12/5/88)
ING VP Growth Opportunities Portfolio (Class R Shares)                              (38.56)%                    N/A
   (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio (Class R Shares)                                    (30.99)%                  10.68%
   (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio (Class R Shares)                                     0.69%                   (0.59)%
   (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio (Class R Shares)                               (11.67)%                    N/A
   (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                          (10.44)%                    N/A
   (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                              (32.92)%                    N/A
   (Portfolio Inception: 4/30/00)



                                     SAI-10

ING VP Research Enhanced Index Portfolio (Class R Shares)*                          (12.23)%                  (1.93)%
   (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                           (29.15)%                  18.54%
   (Portfolio Inception: 5/6/94)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                      (39.45)%                   7.08%
   (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio (Institutional Shares)                                 (24.73)%                   9.05%
   (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio (Institutional Shares)                   (23.23)%                  10.32%
   (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                       (22.44)%                  11.12%
   (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            8.78%                    5.61%
   (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                        (2.83)%                   7.52%
   (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio             (3.58)%                    N/A
   ((Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio**                                            (7.02)%                   8.33%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                      (13.82)%                   8.09%
   (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio**                                           (4.91)%                   7.58%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio**                                           8.33%                   11.26%
   (Portfolio Inception: 8/1/88)
Putnam VT Growth and Income Fund (Class IA Shares)                                   (6.16)%                   8.11%
   (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund (Class IA Shares)                                  (29.99)%                   6.09%
   (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund (Class IA Shares)                                            (22.24)%                  10.10%
   (Portfolio Inception: 2/1/88)



                                                                                                          FOR THE PERIOD
                                                                                                           FROM DATE OF
                                                                                 FOR THE 10-YEAR           INCEPTION OF
                                                                                  PERIOD ENDED               FUND TO
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------               -----------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                                N/A                   (25.14)%
   (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                      14.98%                   16.58%
   (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                              N/A                    22.76%
   (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                 N/A                    18.79%
   (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                         4.79%                   11.70%
   (Portfolio Inception: 9/21/88)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                              13.61%                   12.08%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                     13.40%                   13.77%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP High Income Portfolio (Initial Class)                                 5.28%                    6.96%
   (Portfolio Inception: 9/19/85)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                             N/A                    15.75%
   (Portfolio Inception: 1/3/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                                 N/A                    13.43%
   (Portfolio Inception: 8/27/92)




                                     SAI-11

Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                    6.93%                    7.82%
   (Portfolio Inception: 12/5/88)
ING VP Growth Opportunities Portfolio (Class R Shares)                                 N/A                   (30.18)%
   (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio (Class R Shares)                                       N/A                    13.50%
   (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio (Class R Shares)                                      N/A                     3.87%
   (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio (Class R Shares)                                  N/A                    11.61%
   (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                             N/A                    (5.50)%
   (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                                 N/A                   (25.79)%
   (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                             N/A                     2.46%
   (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                              N/A                    16.85%
   (Portfolio Inception: 5/6/94)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                         N/A                    12.50%
   (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio (Institutional Shares)                                    N/A                    11.82%
   (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio (Institutional Shares)                      N/A                    13.46%
   (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                          N/A                    15.74%
   (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            5.46%                    7.50%
   (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                          N/A                    12.39%
   (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio               N/A                     0.70%
   ((Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio**                                            12.93%                   13.40%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                         N/A                    10.85%
   (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio**                                           13.22%                   15.27%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio**                                          12.86%                   13.39%
   (Portfolio Inception: 8/1/88)
Putnam VT Growth and Income Fund (Class IA Shares)                                   11.97%                   12.99%
   (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund (Class IA Shares)                                     N/A                    11.56%
   (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund (Class IA Shares)                                             13.03%                   14.58%
   (Portfolio Inception: 2/1/88)


     From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the surrender charge. Such non-standardized performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:




                                     SAI-12

      NON-STANDARDIZED RETURNS SINCE DATE SUB-ACCOUNTS COMMENCED OPERATIONS



                                                                                 FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                  PERIOD ENDED             PERIOD ENDED
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------                 --------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                             (32.93)%                    N/A
   (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio                                                     (13.11)%                    N/A
   (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                           (17.17)%                    N/A
   (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                               (7.89)%                    N/A
   (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                       (30.56)%                    N/A
   (Sub-Account Inception: 8/8/97)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                              (6.35)%                   7.83%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                    (18.86)%                  10.07%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP High Income Portfolio (Initial Class)                               (13.03)%                  (4.98)%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                          (13.53)%                   8.87%
   (Sub-Account Inception: 5/1/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                              (13.39)%                   8.77%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                    6.89%                    5.68%
   (Sub-Account Inception: 1/6/94)
ING VP Growth Opportunities Portfolio (Class R Shares)                              (39.49)%                    N/A
   (Sub-Account Inception: 5/1/00)
ING VP Growth + Value Portfolio (Class R Shares)                                    (32.02)%                   9.10%
   (Sub-Account Inception: 1/3/95)
ING VP High Yield Bond Portfolio (Class R Shares)                                    (0.77)%                    N/A
   (Sub-Account Inception: 8/8/97)
ING VP International Value Portfolio (Class R Shares)                               (12.97)%                    N/A
   (Sub-Account Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                          (11.76)%                    N/A
   (Sub-Account Inception: 5/1/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                              (33.92)%                    N/A
   (Sub-Account Inception: 5/1/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                          (13.52)%                  (3.72)%
   (Sub-Account Inception: 1/3/95)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                           (30.21)%                  16.86%
   (Sub-Account Inception: 1/3/95)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                      (40.36)%                    N/A
   (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio (Institutional Shares)                                 (25.85)%                    N/A
   (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio (Institutional Shares)                   (24.37)%                    N/A
   (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                       (23.58)%                    N/A
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            7.20%                     N/A
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                        (4.25)%                    N/A
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio             (4.99)%                    N/A
   (Sub-Account Inception: 4/30/99)
OCC Accumulation Trust Equity Portfolio**                                            (8.38)%                    N/A
   (Sub-Account Inception: 8/8/97)



                                     SAI-13

OCC Accumulation Trust Global Equity Portfolio                                      (15.09)%                    N/A
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio**                                           (6.30)%                    N/A
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio**                                           6.76%                     N/A
   Sub-Account Inception: 8/8/97)
Putnam VT Growth and Income Fund (Class IA Shares)                                   (7.54)%                   6.56%
   (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund (Class IA Shares)                                  (31.03)%                   4.57%
   (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund (Class IA Shares)                                            (23.39)%                   8.54%
   (Sub-Account Inception: 1/6/94)



                                                                                                          FOR THE PERIOD
                                                                                                           FROM DATE OF
                                                                                 FOR THE 10-YEAR           INCEPTION OF
                                                                                  PERIOD ENDED            SUB-ACCOUNT TO
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------                 --------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                                N/A                   (32.20)%
   (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio                                                        N/A                     7.53%
   (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                              N/A                   (25.00)%
   (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                 N/A                    11.53%
   (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                          N/A                    (4.87)%
   (Sub-Account Inception: 8/8/97)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                                N/A                    10.99%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                       N/A                    11.59%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP High Income Portfolio (Initial Class)                                  N/A                    (0.04)%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                             N/A                    12.64%
   (Sub-Account Inception: 5/1/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                                 N/A                    12.04%
   (Sub-Account Inception: 1/6/94)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                     N/A                     4.92%
   (Sub-Account Inception: 1/6/94)
ING VP Growth Opportunities Portfolio (Class R Shares)                                 N/A                   (31.24)%
   (Sub-Account Inception: 5/1/00)
ING VP Growth + Value Portfolio (Class R Shares)                                       N/A                    12.79%
   (Sub-Account Inception: 1/3/95)
ING VP High Yield Bond Portfolio (Class R Shares)                                      N/A                    (4.13)%
   (Sub-Account Inception: 8/8/97)
ING VP International Value Portfolio (Class R Shares)                                  N/A                    10.00%
   (Sub-Account Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                             N/A                    (6.89)%
   (Sub-Account Inception: 5/1/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                                 N/A                   (26.91)%
   (Sub-Account Inception: 5/1/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                             N/A                     0.73%
   (Sub-Account Inception: 1/3/95)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                              N/A                    16.66%
   (Sub-Account Inception: 1/3/95)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                         N/A                     5.87%
   (Sub-Account Inception: 8/8/97)



                                     SAI-14

Janus Aspen Growth Portfolio (Institutional Shares)                                    N/A                     4.25%
   (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio (Institutional Shares)                      N/A                     5.11%
   (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                          N/A                     5.77%
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio             N/A                     3.90%
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                          N/A                     1.33%
   (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio               N/A                    (0.71)%
   (Sub-Account Inception: 4/30/99)
OCC Accumulation Trust Equity Portfolio**                                              N/A                     3.76%
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                         N/A                     3.31%
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio**                                             N/A                     2.52%
   (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio**                                            N/A                     6.89%
   Sub-Account Inception: 8/8/97)
Putnam VT Growth and Income Fund (Class IA Shares)                                     N/A                    10.36%
   (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund (Class IA Shares)                                     N/A                     9.33%
   (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund (Class IA Shares)                                               N/A                    11.20%
   (Sub-Account Inception: 1/6/94)



      NON-STANDARDIZED RETURNS INCLUDING PERIOD PRIOR TO DATE SUB-ACCOUNTS
                              COMMENCED OPERATIONS



                                                                                 FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                  PERIOD ENDED             PERIOD ENDED
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------                 --------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                             (32.93)%                    N/A
   (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                     (13.11)%                  11.75%
   (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                           (17.17)%                  14.63%
   (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                               (7.89)%                  13.42%
   (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                       (30.56)%                  (2.50)%
   (Portfolio Inception: 9/21/88)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                              (6.35)%                   7.83%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP Growth Portfolio (Initial Class)                                    (18.86)%                  10.07%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP High Income Portfolio (Initial Class)                               (13.03)%                  (4.98)%
   (Portfolio Inception: 9/19/85)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                          (13.53)%                   8.87%
   (Portfolio Inception: 1/3/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                              (13.39)%                   8.77%
   (Portfolio Inception: 8/27/92)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                    6.89%                    5.68%
   (Portfolio Inception: 12/5/88)
ING VP Growth Opportunities Portfolio (Class R Shares)                              (39.49)%                    N/A
   (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio (Class R Shares)                                    (32.02)%                   9.10%
   (Portfolio Inception: 5/6/94)




                                     SAI-15

ING VP High Yield Bond Portfolio (Class R Shares)                                    (0.77)%                  (2.37)%
   (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio (Class R Shares)                               (12.97)%                    N/A
   (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                          (11.76)%                    N/A
   (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                              (33.92)%                    N/A
   (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                          (13.52)%                  (3.72)%
   (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                           (30.21)%                  16.86%
   (Portfolio Inception: 5/6/94)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                      (40.36)%                   5.55%
   (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio (Institutional Shares)                                 (25.85)%                   7.49%
   (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio (Institutional Shares)                   (24.37)%                   8.75%
   (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                       (23.58)%                   9.54%
   (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            7.20%                    4.08%
   (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                        (4.25)%                   5.98%
   (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio             (4.99)%                    N/A
   ((Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio**                                            (8.38)%                   6.67%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                      (15.09)%                   6.53%
   (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio**                                           (6.30)%                   5.96%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio**                                           6.76%                    9.66%
   (Portfolio Inception: 8/1/88)
Putnam VT Growth and Income Fund (Class IA Shares)                                   (7.54)%                   6.56%
   (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund (Class IA Shares)                                  (31.03)%                   4.57%
   (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund (Class IA Shares)                                            (23.39)%                   8.54%
   (Portfolio Inception: 2/1/88)



                                                                                                          FOR THE PERIOD
                                                                                                           FROM DATE OF
                                                                                 FOR THE 10-YEAR           INCEPTION OF
                                                                                  PERIOD ENDED               FUND TO
SUB-ACCOUNT                                                                         12/31/01                 12/31/01
-----------                                                                         --------                -----------
AIM V.I. Dent Demographic Trends Fund (Series I Shares)                                N/A                   (26.30)%
   (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                      13.35%                   14.94%
   (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                              N/A                    21.05%
   (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                 N/A                    17.12%
   (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                         3.30%                   10.13%
   (Portfolio Inception: 9/21/88)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                              12.00%                   10.50%
   (Portfolio Inception: 10/9/86)




                                     SAI-16

Fidelity(R) VIP Growth Portfolio (Initial Class)                                     11.79%                   12.16%
   (Portfolio Inception: 10/9/86)
Fidelity(R) VIP High Income Portfolio (Initial Class)                                 3.78%                    5.45%
   (Portfolio Inception: 9/19/85)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)                             N/A                    14.11%
   (Portfolio Inception: 1/3/95)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)                                 N/A                    11.82%
   (Portfolio Inception: 8/27/92)
Fidelity(R) VIP II Investment Grade Bond Portfolio (Initial Class)                    5.39%                    6.28%
   (Portfolio Inception: 12/5/88)
ING VP Growth Opportunities Portfolio (Class R Shares)                                 N/A                   (31.24)%
   (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio (Class R Shares)                                       N/A                    11.89%
   (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio (Class R Shares)                                      N/A                     2.15%
   (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio (Class R Shares)                                  N/A                    10.00%
   (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio (Class R Shares)                                             N/A                    (6.89)%
   (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio (Class R Shares)                                 N/A                   (26.91)%
   (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index Portfolio (Class R Shares)*                             N/A                     0.73%
   (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities Portfolio (Class R Shares)*                              N/A                    15.19%
   (Portfolio Inception: 5/6/94)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)                         N/A                    10.91%
   (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio (Institutional Shares)                                    N/A                    10.23%
   (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio (Institutional Shares)                      N/A                    11.85%
   (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                          N/A                    14.10%
   (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            3.94%                    5.98%
   (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                          N/A                    10.80%
   (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio               N/A                    (0.67)%
   ((Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio**                                            11.27%                   11.76%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                         N/A                     9.22%
   (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio**                                           11.57%                   13.62%
   (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio**                                          11.26%                   11.80%
   (Portfolio Inception: 8/1/88)
Putnam VT Growth and Income Fund (Class IA Shares)                                   10.38%                   11.39%
   (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund (Class IA Shares)                                     N/A                     9.98%
   (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund (Class IA Shares)                                             11.43%                   12.96%
   (Portfolio Inception: 2/1/88)


-----------------


* The ING VP Trust SmallCap Opportunities Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from



                                     SAI-17
     inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The ING VP Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.


** On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.



     The Funds have provided the total return information, including the Fund total return information used to calculate the total returns of the Funds Sub-Accounts for periods prior to the inception of the Sub-Accounts. The AIM Variable Insurance Funds, The Alger American Fund, Fidelity(R) Variable Insurance Products Fund, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC Accumulation Trust, and Putnam Variable Products Trust are not affiliated with ReliaStar Life.


     ReliaStar Life may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

                                 CTR = ERV/P - 1

     Where:

     CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P = a hypothetical single payment of $1,000.



     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The contract provides for a $30 annual contract charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual contract charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the annual contract charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 2001.


     COMPARATIVE ADVERTISING. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS


                                     SAI-18
prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


                              FINANCIAL STATEMENTS



     This Statement of Additional Information includes audited Financial Statements for the Variable Account as of December 31, 2001 and for each of the two years in the period then ended. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.


     ReliaStar Life's financial statements, which are included in this Statement of Additional Information, should be considered only as bearing on ReliaStar Life's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


     Financial statements for ReliaStar Life as of December 31, 2001 and 2000 and for each of the two years in the period ended December 31, 2001 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles.





                                     SAI-19

                              FINANCIAL STATEMENTS
                        RELIASTAR SELECT VARIABLE ACCOUNT
                                      INDEX


Statements of Assets and Liabilities                                                               S-2

Statements of Operations                                                                           S-7

Statements of Changes in Net Assets                                                                S-9

Notes to Financial Statements                                                                      S-13

Independent Auditor's Report                                                                       S-19

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

ASSETS:

    Investments in mutual funds at market value:

                                                                              ALGER AMERICAN
                                                            ALGER AMERICAN        MIDCAP        ALGER AMERICAN
                                                                GROWTH           GROWTH       LEVERAGED ALLCAP
                                      SHARES      COST        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                      ------      ----     ----------------   --------------   ----------------
The Alger American Fund:
   Alger American Growth Portfolio   1,058,795   $54,981      $   38,932         $     --          $     --
   Alger American MidCap Growth
    Portfolio                          810,810    15,738              --           14,327                --
   Alger American Leveraged AllCap
    Portfolio                           35,071     1,147              --               --             1,106
   Alger American Small
    Capitalization Portfolio           277,148     4,890              --               --                --
 AIM Variable Insurance Funds:
   AIM VI Dent Demographic Trends
    Fund                               254,130     2,256              --               --                --
 Fidelity's Variable Insurance
   Products Fund (VIP):
   VIP Equity-Income
    Portfolio -- IC Shares           4,458,142   101,004              --               --                --
   VIP Growth Portfolio -- IC
    Shares                           3,482,427   140,302              --               --                --
   VIP High Income Portfolio -- IC
    Shares                           2,896,812    22,529
   VIP Money Market
    Portfolio -- IC Shares          50,481,719    50,482              --               --                --
   VIP Overseas Portfolio -- IC
    Shares                             833,303    16,744              --               --                --
 Fidelity's Variable Insurance
   Products Fund II (VIP II):
   VIP II Asset Manager
    Portfolio -- IC Shares           2,044,545    33,622              --               --                --
   VIP II Contrafund
    Portfolio -- IC Shares           2,893,256    67,878              --               --                --
   VIP II Index 500
    Portfolio -- IC Shares             610,854    87,193              --               --                --
   VIP II Investment Grade Bond
    Portfolio -- IC Shares           2,125,302    26,091              --               --                --
 Janus Aspen Series:
   Aggressive Growth Portfolio       1,040,240    45,485              --               --                --
   Growth Portfolio                  1,271,278    38,528              --               --                --
   International Growth Portfolio      556,140    12,730              --               --                --
   Worldwide Growth Portfolio        1,859,061    58,150              --               --                --
 Neuberger Berman Advisers
   Management Trust:
   AMT Limited Maturity Bond
    Portfolio                          889,640    11,612              --               --                --
   AMT Partners Portfolio              608,289    10,360              --               --                --
   AMT Socially Responsive
    Portfolio                           57,182       629              --               --                --
 Pilgrim Variable Products Trust:
   Pilgrim VP Growth Opportunities
    Portfolio                          201,963     1,751              --               --                --
   Pilgrim VP Growth + Value
    Portfolio                        1,375,669    39,026              --               --                --
   Pilgrim VP High Yield Bond
    Portfolio                          738,493     2,808              --               --                --
   Pilgrim VP International Value
    Portfolio                          606,297     6,557              --               --                --
   Pilgrim VP MagnaCap Portfolio        88,369       854              --               --                --
   Pilgrim VP MidCap Opportunities
    Portfolio                          102,182       777              --               --                --
   Pilgrim VP Research Enhanced
    Index Portfolio                    946,030     4,498              --               --                --
   Pilgrim VP SmallCap
    Opportunities Portfolio          1,290,081    38,094              --               --                --
 OCC Accumulation Trust:
   Equity Portfolio                    153,258     5,315              --               --                --
   Global Equity Portfolio              70,529     1,039              --               --                --
   Managed Portfolio                   324,211    13,367              --               --                --
   Small Cap Portfolio                 294,240     8,338              --               --                --
 Putnam Variable Trust:
   Putnam VT Asia Pacific Growth
    Fund -- Class IA Shares            195,518     1,647              --               --                --
   Putnam VT Diversified Income
    Fund -- Class IA Shares            572,244     5,853              --               --                --
   Putnam VT Growth and Income
    Fund -- Class IA Shares          2,003,813    51,049              --               --                --
   Putnam VT New Opportunities
    Fund -- Class IA Shares          2,154,387    59,525              --               --                --
   Putnam VT Utilities Growth and
    Income Fund -- Class IA Shares     444,147     7,378              --               --                --
   Putnam VT Voyager Fund -- Class
    IA Shares                        2,716,722   119,689              --               --                --
                                    ----------   -------      ----------         --------          --------
    Total Assets                                              $   38,932         $ 14,327          $  1,106
LIABILITIES:
 Payable to (from) ReliaStar Life
   Insurance Company                                                   4                2                --
                                    ----------   -------      ----------         --------          --------
                                                              $   38,928         $ 14,325          $  1,106
                                    ==========   =======      ==========         ========          ========
NET ASSETS:
 Accumulation units                                           $   38,920         $ 14,325          $  1,106
 Contracts in payout
   (annuitization) period                                              8               --                --
                                    ----------   -------      ----------         --------          --------
    Total net assets                                          $   38,928         $ 14,325          $  1,106
                                    ==========   =======      ==========         ========          ========
    Accumulation units
      outstanding:
      Select*Annuity II                                          179,653           97,384                --
      Select*Annuity III                                       2,640,617          786,283           178,408
    Accumulation unit values:
      Select*Annuity II                                       $    13.85         $  16.26          $     --
      Select*Annuity III                                      $    13.80         $  16.20          $   6.20















                                                                           FIDELITY'S VIP
                                                                              EQUITY-
                                       ALGER AMERICAN      AIM V.I. DENT       INCOME
                                    SMALL CAPITALIZATION    DEMOGRAPHIC    PORTFOLIO - IC
                                         PORTFOLIO          TRENDS FUND        SHARES
                                    --------------------   -------------   --------------
The Alger American Fund:
   Alger American Growth Portfolio        $     --           $     --        $       --
   Alger American MidCap Growth
    Portfolio                                   --                 --                --
   Alger American Leveraged AllCap
    Portfolio                                   --                 --                --
   Alger American Small
    Capitalization Portfolio                 4,587                 --                --
 AIM Variable Insurance Funds:
   AIM VI Dent Demographic Trends
    Fund                                        --              1,421                --
 Fidelity's Variable Insurance
   Products Fund (VIP):
   VIP Equity-Income
    Portfolio -- IC Shares                      --                 --           101,423
   VIP Growth Portfolio -- IC
    Shares                                      --                 --                --
   VIP High Income Portfolio -- IC
    Shares
   VIP Money Market
    Portfolio -- IC Shares                      --                 --                --
   VIP Overseas Portfolio -- IC
    Shares                                      --                 --                --
 Fidelity's Variable Insurance
   Products Fund II (VIP II):
   VIP II Asset Manager
    Portfolio -- IC Shares                      --                 --                --
   VIP II Contrafund
    Portfolio -- IC Shares                      --                 --                --
   VIP II Index 500
    Portfolio -- IC Shares                      --                 --                --
   VIP II Investment Grade Bond
    Portfolio -- IC Shares                      --                 --                --
 Janus Aspen Series:
   Aggressive Growth Portfolio                  --                 --                --
   Growth Portfolio                             --                 --                --
   International Growth Portfolio               --                 --                --
   Worldwide Growth Portfolio                   --                 --                --
 Neuberger Berman Advisers
   Management Trust:
   AMT Limited Maturity Bond
    Portfolio                                   --                 --                --
   AMT Partners Portfolio                       --                 --                --
   AMT Socially Responsive
    Portfolio                                   --                 --                --
 Pilgrim Variable Products Trust:
   Pilgrim VP Growth Opportunities
    Portfolio                                   --                 --                --
   Pilgrim VP Growth + Value
    Portfolio                                   --                 --                --
   Pilgrim VP High Yield Bond
    Portfolio                                   --                 --                --
   Pilgrim VP International Value
    Portfolio                                   --                 --                --
   Pilgrim VP MagnaCap Portfolio                --                 --                --
   Pilgrim VP MidCap Opportunities
    Portfolio                                   --                 --                --
   Pilgrim VP Research Enhanced
    Index Portfolio                             --                 --                --
   Pilgrim VP SmallCap
    Opportunities Portfolio                     --                 --                --
 OCC Accumulation Trust:
   Equity Portfolio                             --                 --                --
   Global Equity Portfolio                      --                 --                --
   Managed Portfolio                            --                 --                --
   Small Cap Portfolio                          --                 --                --
 Putnam Variable Trust:
   Putnam VT Asia Pacific Growth
    Fund -- Class IA Shares                     --                 --                --
   Putnam VT Diversified Income
    Fund -- Class IA Shares                     --                 --                --
   Putnam VT Growth and Income
    Fund -- Class IA Shares                     --                 --                --
   Putnam VT New Opportunities
    Fund -- Class IA Shares                     --                 --                --
   Putnam VT Utilities Growth and
    Income Fund -- Class IA Shares              --                 --                --
   Putnam VT Voyager Fund -- Class
    IA Shares                                   --                 --                --
                                          --------           --------        ----------
    Total Assets                          $  4,587           $  1,421        $  101,423
LIABILITIES:
 Payable to (from) ReliaStar Life
   Insurance Company                             1                  1                14
                                          --------           --------        ----------
                                          $  4,586           $  1,420        $  101,409
                                          ========           ========        ==========
NET ASSETS:
 Accumulation units                       $  4,586           $  1,420        $  101,361
 Contracts in payout
   (annuitization) period                       --                 --                48
                                          --------           --------        ----------
    Total net assets                      $  4,586           $  1,420        $  101,409
                                          ========           ========        ==========
    Accumulation units
      outstanding:
      Select*Annuity II                     36,645                 --           975,657
      Select*Annuity III                   532,602            271,005         2,584,578
    Accumulation unit values:
      Select*Annuity II                   $   8.08           $     --        $    42.77
      Select*Annuity III                  $   8.05           $   5.24        $    23.07

    The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

                                        FIDELITY'S VIP
    FIDELITY'S VIP    FIDELITY'S VIP        MONEY         FIDELITY'S VIP    FIDELITY'S VIP II    FIDELITY'S VIP II
        GROWTH         HIGH INCOME          MARKET           OVERSEAS         ASSET MANAGER         CONTRAFUND
    PORTFOLIO - IC    PORTFOLIO - IC    PORTFOLIO - IC    PORTFOLIO - IC     PORTFOLIO - IC       PORTFOLIO - IC
        SHARES            SHARES            SHARES            SHARES             SHARES               SHARES
    --------------    --------------    --------------    --------------    -----------------    -----------------
      $      --         $       --        $       --        $      --           $      --           $       --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
        117,044                 --                --               --                  --                   --
             --             18,569                --               --                  --                   --
             --                 --            50,482               --                  --                   --
             --                 --                --           11,566                  --                   --
             --                 --                --               --              29,666                   --
             --                 --                --               --                  --               58,241
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
             --                 --                --               --                  --                   --
      ---------         ----------        ----------        ---------           ---------           ----------
      $ 117,044         $   18,569        $   50,482        $  11,566           $  29,666           $   58,241
           (45)                  3                (4)               2                  25                    7
      ---------         ----------        ----------        ---------           ---------           ----------
      $ 117,089         $   18,566        $   50,486        $  11,564           $  29,641           $   58,234
      =========         ==========        ==========        =========           =========           ==========
      $ 116,263         $   18,566        $   50,438        $  11,564           $  29,611           $   58,234
            826                 --                48               --                  30                   --
      ---------         ----------        ----------        ---------           ---------           ----------
      $ 117,089         $   18,566        $   50,486        $  11,564           $  29,641           $   58,234
      =========         ==========        ==========        =========           =========           ==========
      1,078,961            265,088           379,253          277,196             654,315              136,446
      2,506,074          1,362,967         3,238,303          461,193             922,421            2,545,232
      $   51.78         $    18.56        $    17.81        $   20.40           $   22.85           $    12.92
      $   24.10         $    10.01        $    13.49        $   12.81           $   15.89           $    22.19

                      FIDELITY'S VIP II
 FIDELITY'S VIP II       INVESTMENT           JANUS ASPEN
    INDEX 500            GRADE BOND              SERIES           JANUS ASPEN
  PORTFOLIO - IC       PORTFOLIO - IC      AGGRESSIVE GROWTH    SERIES GROWTH
      SHARES               SHARES              PORTFOLIO          PORTFOLIO
 -----------------    -----------------    -----------------    -------------
    $       --           $       --           $       --         $       --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
        79,454                   --                   --                 --
            --               27,459                   --                 --
            --                   --               22,865                 --
            --                   --                   --             25,273
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
            --                   --                   --                 --
    ----------           ----------           ----------         ----------
    $   79,454           $   27,459           $   22,865         $   25,273
            10                    6                    3                  3
    ----------           ----------           ----------         ----------
    $   79,444           $   27,453           $   22,862         $   25,270
    ==========           ==========           ==========         ==========
    $   79,420           $   27,453           $   22,862         $   25,270
            24                   --                   --                 --
    ----------           ----------           ----------         ----------
    $   79,444           $   27,453           $   22,862         $   25,270
    ==========           ==========           ==========         ==========
       316,368              201,792              175,453            175,886
     2,853,460            1,602,587            1,598,947          1,922,759
    $    26.67           $    18.92           $    12.93         $    12.08
    $    24.88           $    14.75           $    12.88         $    12.04

     The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

ASSETS:

    Investments in mutual funds at market value:

                                                                              JANUS ASPEN     JANUS ASPEN      NEUBERGER
                                                                                SERIES          SERIES        BERMAN AMT
                                                                             INTERNATIONAL     WORLDWIDE        LIMITED
                                                                                GROWTH          GROWTH       MATURITY BOND
                                                        SHARES      COST       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        ------      ----     -------------    -----------    -------------
The Alger American Fund:
   Alger American Growth Portfolio                     1,058,795   $54,981     $     --       $       --       $     --
   Alger American MidCap Growth Portfolio                810,810    15,738           --               --             --
   Alger American Leveraged AllCap Portfolio              35,071     1,147           --               --             --
   Alger American Small Capitalization Portfolio         277,148     4,890           --               --             --
   AIM Variable Insurance Funds:
   AIM VI Dent Demographic Trends Fund                   254,130     2,256           --               --             --
   Fidelity's Variable Insurance Products Fund
    (VIP):
   VIP Equity-Income Portfolio -- IC Shares            4,458,142   101,004           --               --             --
   VIP Growth Portfolio -- IC Shares                   3,482,427   140,302           --               --             --
   VIP High Income Portfolio -- IC Shares VIP Money
    Market Portfolio -- IC Shares                     50,481,719    50,482           --               --             --
   VIP Overseas Portfolio -- IC Shares                   833,303    16,744           --               --             --
   Fidelity's Variable Insurance Products Fund II
    (VIP II):
   VIP II Asset Manager Portfolio -- IC Shares         2,044,545    33,622           --               --             --
   VIP II Contrafund Portfolio -- IC Shares            2,893,256    67,878           --               --             --
   VIP II Index 500 Portfolio -- IC Shares               610,854    87,193           --               --             --
   VIP II Investment Grade Bond Portfolio -- IC
    Shares                                             2,125,302    26,091           --               --             --
   Janus Aspen Series:
   Aggressive Growth Portfolio                         1,040,240    45,485           --               --             --
   Growth Portfolio                                    1,271,278    38,528           --               --             --
   International Growth Portfolio                        556,140    12,730       13,053               --             --
   Worldwide Growth Portfolio                          1,859,061    58,150           --           53,058             --
   Neuberger Berman Advisers Management Trust:
   AMT Limited Maturity Bond Portfolio                   889,640    11,612           --               --         11,983
   AMT Partners Portfolio                                608,289    10,360           --               --             --
   AMT Socially Responsive Portfolio                      57,182       629           --               --             --
   Pilgrim Variable Products Trust:
   Pilgrim VP Growth Opportunities Portfolio             201,963     1,751           --               --             --
   Pilgrim VP Growth + Value Portfolio                 1,375,669    39,026           --               --             --
   Pilgrim VP High Yield Bond Portfolio                  738,493     2,808           --               --             --
   Pilgrim VP International Value Portfolio              606,297     6,557           --               --             --
   Pilgrim VP MagnaCap Portfolio                          88,369       854           --               --             --
   Pilgrim VP MidCap Opportunities Portfolio             102,182       777           --               --             --
   Pilgrim VP Research Enhanced Index Portfolio          946,030     4,498           --               --             --
   Pilgrim VP SmallCap Opportunities Portfolio         1,290,081    38,094           --               --             --
   OCC Accumulation Trust:
   Equity Portfolio                                      153,258     5,315           --               --             --
   Global Equity Portfolio                                70,529     1,039           --               --             --
   Managed Portfolio                                     324,211    13,367           --               --             --
   Small Cap Portfolio                                   294,240     8,338           --               --             --
   Putnam Variable Trust:
   Putnam VT Asia Pacific Growth Fund -- Class IA
    Shares                                               195,518     1,647           --               --             --
   Putnam VT Diversified Income Fund -- Class IA
    Shares                                               572,244     5,853           --               --             --
   Putnam VT Growth and Income Fund -- Class IA
    Shares                                             2,003,813    51,049           --               --             --
   Putnam VT New Opportunities Fund -- Class IA
    Shares                                             2,154,387    59,525           --               --             --
   Putnam VT Utilities Growth and Income Fund --
    Class IA Shares                                      444,147     7,378           --               --             --
   Putnam VT Voyager Fund -- Class IA Shares           2,716,722   119,689           --               --             --
                                                      ----------   -------     --------       ----------       --------
   Total Assets                                                                $ 13,053       $   53,058       $ 11,983
 LIABILITIES:
   Payable to (from) ReliaStar Life Insurance
    Company                                                                           2                6              5
                                                      ----------   -------     --------       ----------       --------
                                                                               $ 13,051       $   53,052       $ 11,978
                                                      ==========   =======     ========       ==========       ========
 NET ASSETS:
   Accumulation units                                                          $ 13,051       $   53,044       $ 11,971
   Contracts in payout (annuitization) period                                        --                8              7
                                                      ----------   -------     --------       ----------       --------
   Total net assets                                                            $ 13,051       $   53,052       $ 11,978
                                                      ==========   =======     ========       ==========       ========
      Accumulation units outstanding:
      Select*Annuity II                                                         105,357          343,787         49,720
      Select*Annuity III                                                        939,635        3,789,020        958,695
      Accumulation unit values:
      Select*Annuity II                                                        $  12.53       $    12.88       $  11.91
      Select*Annuity III                                                       $  12.48       $    12.83       $  11.87


                                                      NEUBERGER     NEUBERGER      PILGRIM VP
                                                      BERMAN AMT    BERMAN AMT       GROWTH
                                                       PARTNERS     SOCIALLY     OPPORTUNITIES
                                                      PORTFOLIO     RESPONSIVE     PORTFOLIO
                                                                    PORTFOLIO
                                                      ----------    ----------    -------------
The Alger American Fund:
   Alger American Growth Portfolio                    $      --      $    --        $     --
   Alger American MidCap Growth Portfolio                    --           --              --
   Alger American Leveraged AllCap Portfolio                 --           --              --
   Alger American Small Capitalization Portfolio             --           --              --
   AIM Variable Insurance Funds:
   AIM VI Dent Demographic Trends Fund                       --           --              --
   Fidelity's Variable Insurance Products Fund
    (VIP):
   VIP Equity-Income Portfolio -- IC Shares                  --           --              --
   VIP Growth Portfolio -- IC Shares                         --           --              --
   VIP High Income Portfolio -- IC Shares VIP Money
    Market Portfolio -- IC Shares                            --           --              --
   VIP Overseas Portfolio -- IC Shares                       --           --              --
   Fidelity's Variable Insurance Products Fund II
    (VIP II):
   VIP II Asset Manager Portfolio -- IC Shares               --           --              --
   VIP II Contrafund Portfolio -- IC Shares                  --           --              --
   VIP II Index 500 Portfolio -- IC Shares                   --           --              --
   VIP II Investment Grade Bond Portfolio -- IC
    Shares                                                   --           --              --
   Janus Aspen Series:
   Aggressive Growth Portfolio                               --           --              --
   Growth Portfolio                                          --           --              --
   International Growth Portfolio                            --           --              --
   Worldwide Growth Portfolio                                --           --              --
   Neuberger Berman Advisers Management Trust:
   AMT Limited Maturity Bond Portfolio                       --           --              --
   AMT Partners Portfolio                                 9,185
   AMT Socially Responsive Portfolio                         --          616              --
   Pilgrim Variable Products Trust:
   Pilgrim VP Growth Opportunities Portfolio                 --           --           1,107
   Pilgrim VP Growth + Value Portfolio                       --           --              --
   Pilgrim VP High Yield Bond Portfolio                      --           --              --
   Pilgrim VP International Value Portfolio                  --           --              --
   Pilgrim VP MagnaCap Portfolio                             --           --              --
   Pilgrim VP MidCap Opportunities Portfolio                 --           --              --
   Pilgrim VP Research Enhanced Index Portfolio              --           --              --
   Pilgrim VP SmallCap Opportunities Portfolio               --           --              --
   OCC Accumulation Trust:
   Equity Portfolio                                          --           --              --
   Global Equity Portfolio                                   --           --              --
   Managed Portfolio                                         --           --              --
   Small Cap Portfolio                                       --           --              --
   Putnam Variable Trust:
   Putnam VT Asia Pacific Growth Fund -- Class IA
    Shares                                                   --           --              --
   Putnam VT Diversified Income Fund -- Class IA
    Shares                                                   --           --              --
   Putnam VT Growth and Income Fund -- Class IA
    Shares                                                   --           --              --
   Putnam VT New Opportunities Fund -- Class IA
    Shares                                                   --           --              --
   Putnam VT Utilities Growth and Income Fund --
    Class IA Shares                                          --           --              --
   Putnam VT Voyager Fund -- Class IA Shares                 --           --              --
                                                      ---------      -------        --------
   Total Assets                                       $   9,185      $   616        $  1,107
 LIABILITIES:
   Payable to (from) ReliaStar Life Insurance
    Company                                                   1           --              --
                                                      ---------      -------        --------
                                                      $   9,184      $   616        $  1,107
                                                      =========      =======        ========
 NET ASSETS:
   Accumulation units                                 $   9,184      $   616        $  1,107
   Contracts in payout (annuitization) period                --           --              --
                                                      ---------      -------        --------
   Total net assets                                   $   9,184      $   616        $  1,107
                                                      =========      =======        ========
      Accumulation units outstanding:
      Select*Annuity II                                  40,616           --              --
      Select*Annuity III                                822,839       62,695         206,272
      Accumulation unit values:
      Select*Annuity II                               $   10.67      $    --        $     --
      Select*Annuity III                              $   10.63      $  9.83        $   5.36

    The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

    PILGRIM VP    PILGRIM VP     PILGRIM VP                     PILGRIM VP        PILGRIM VP       PILGRIM VP          OCC
     GROWTH +     HIGH YIELD    INTERNATIONAL    PILGRIM VP       MIDCAP           RESEARCH         SMALLCAP       ACCUMULATION
      VALUE          BOND           VALUE         MAGNACAP     OPPORTUNITIES    ENHANCED INDEX    OPPORTUNITIES    TRUST EQUITY
    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
    ----------    ----------    -------------    ----------    -------------    --------------    -------------    ------------
    $      --      $     --       $     --        $    --        $     --          $     --         $      --        $     --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
       21,667            --             --             --              --                --                --              --
           --         2,326             --             --              --                --                --              --
           --            --          6,221             --              --                --                --              --
           --            --             --            789              --                --                --              --
           --            --             --             --             620                --                --              --
           --            --             --             --              --             3,623                --              --
           --            --             --             --              --                --            24,357              --
           --            --             --             --              --                --                --           5,076
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
           --            --             --             --              --                --                --              --
    ---------      --------       --------        -------        --------          --------         ---------        --------
    $  21,667      $  2,326       $  6,221        $   789        $    620          $  3,623         $  24,357        $  5,076
            3           (55)             1             --              --                --                 6               1
    ---------      --------       --------        -------        --------          --------         ---------        --------
    $  21,664      $  2,381       $  6,220        $   789        $    620          $  3,623         $  24,351        $  5,075
    =========      ========       ========        =======        ========          ========         =========        ========
    $  21,664      $  2,381       $  6,220        $   789        $    620          $  3,615         $  24,335        $  5,075
           --            --             --             --              --                 8                16              --
    ---------      --------       --------        -------        --------          --------         ---------        --------
    $  21,664      $  2,381       $  6,220        $   789        $    620          $  3,623         $  24,351        $  5,075
    =========      ========       ========        =======        ========          ========         =========        ========
      114,138        18,597         39,280             --              --             6,789            78,132          18,503
      862,865       266,875        368,448         88,745         104,414           337,152           773,226         411,573
    $   13.93      $   8.37       $  15.31        $    --        $     --          $   7.92         $   19.91        $  11.84
    $   23.26      $   8.34       $  15.25        $  8.89        $   5.94          $  10.56         $   29.46        $  11.80

    OCC
ACCUMULATION         OCC             OCC
TRUST GLOBAL    ACCUMULATION     ACCUMULATION
   EQUITY       TRUST MANAGED    TRUST SMALL
 PORTFOLIO        PORTFOLIO       PORTFOLIO
------------    -------------    ------------
  $    --         $      --        $     --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
      923                --              --
       --            13,017              --
       --                --           9,492
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
       --                --              --
  -------         ---------        --------
  $   923         $  13,017        $  9,492
       --                 6               1
  -------         ---------        --------
  $   923         $  13,011        $  9,491
  =======         =========        ========
  $   923         $  13,002        $  9,491
       --                 9              --
  -------         ---------        --------
  $   923         $  13,011        $  9,491
  =======         =========        ========
    5,870           161,527          34,979
   73,876           999,699         670,423
  $ 11.62         $   11.23        $  13.50
  $ 11.57         $   11.19        $  13.45

     The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)
ASSETS:
    Investments in mutual funds at market value:

                                                                         PUTNAM VT        PUTNAM VT        PUTNAM VT
                                                                       ASIA PACIFIC      DIVERSIFIED      GROWTH AND
                                                                       GROWTH FUND -    INCOME FUND -    INCOME FUND -
                                                                         CLASS IA         CLASS IA         CLASS IA
                                                SHARES       COST         SHARES           SHARES           SHARES
                                                ------       ----      -------------    -------------    -------------
The Alger American Fund:
    Alger American Growth Portfolio            1,058,795    $54,981      $     --         $     --        $       --
    Alger American MidCap Growth Portfolio       810,810     15,738            --               --                --
    Alger American Leveraged AllCap
      Portfolio                                   35,071      1,147            --               --                --
    Alger American Small Capitalization
      Portfolio                                  277,148      4,890            --               --                --
   AIM Variable Insurance Funds:
    AIM VI Dent Demographic Trends Fund          254,130      2,256            --               --                --
   Fidelity's Variable Insurance Products
    Fund (VIP):
    VIP Equity-Income Portfolio -- IC
      Shares                                   4,458,142    101,004            --               --                --
    VIP Growth Portfolio -- IC Shares          3,482,427    140,302            --               --                --
    VIP High Income Portfolio -- IC Shares
      VIP Money Market Portfolio -- IC
      Shares                                  50,481,719     50,482            --               --                --
    VIP Overseas Portfolio -- IC Shares          833,303     16,744            --               --                --
   Fidelity's Variable Insurance Products
    Fund II (VIP II):
    VIP II Asset Manager Portfolio -- IC
      Shares                                   2,044,545     33,622            --               --                --
    VIP II Contrafund Portfolio -- IC
      Shares                                   2,893,256     67,878            --               --                --
    VIP II Index 500 Portfolio -- IC
      Shares                                     610,854     87,193            --               --                --
    VIP II Investment Grade Bond
      Portfolio -- IC Shares                   2,125,302     26,091            --               --                --
   Janus Aspen Series:
    Aggressive Growth Portfolio                1,040,240     45,485            --               --                --
    Growth Portfolio                           1,271,278     38,528            --               --                --
    International Growth Portfolio               556,140     12,730            --               --                --
    Worldwide Growth Portfolio                 1,859,061     58,150            --               --                --
   Neuberger Berman Advisers Management
    Trust:
    AMT Limited Maturity Bond Portfolio          889,640     11,612            --               --                --
    AMT Partners Portfolio                       608,289     10,360
    AMT Socially Responsive Portfolio             57,182        629            --               --                --
   Pilgrim Variable Products Trust:
    Pilgrim VP Growth Opportunities
      Portfolio                                  201,963      1,751            --               --                --
    Pilgrim VP Growth + Value Portfolio        1,375,669     39,026            --               --                --
    Pilgrim VP High Yield Bond Portfolio         738,493      2,808            --               --                --
    Pilgrim VP International Value
      Portfolio                                  606,297      6,557            --               --                --
    Pilgrim VP MagnaCap Portfolio                 88,369        854            --               --                --
    Pilgrim VP MidCap Opportunities
      Portfolio                                  102,182        777            --               --                --
    Pilgrim VP Research Enhanced Index
      Portfolio                                  946,030      4,498            --               --                --
    Pilgrim VP SmallCap Opportunities
      Portfolio                                1,290,081     38,094            --               --                --
   OCC Accumulation Trust:
    Equity Portfolio                             153,258      5,315            --               --                --
    Global Equity Portfolio                       70,529      1,039            --               --                --
    Managed Portfolio                            324,211     13,367            --               --                --
    Small Cap Portfolio                          294,240      8,338            --               --                --
   Putnam Variable Trust:
    Putnam VT Asia Pacific Growth Fund --
      Class IA Shares                            195,518      1,647         1,021               --                --
    Putnam VT Diversified Income Fund --
      Class IA Shares                            572,244      5,853            --            5,041                --
    Putnam VT Growth and Income Fund --
      Class IA Shares                          2,003,813     51,049            --               --            47,210
    Putnam VT New Opportunities Fund --
      Class IA Shares                          2,154,387     59,525            --               --                --
    Putnam VT Utilities Growth and Income
      Fund -- Class IA Shares                    444,147      7,378            --               --                --
    Putnam VT Voyager Fund -- Class IA
      Shares                                   2,716,722    119,689            --               --                --
                                              ----------    -------      --------         --------        ----------
    Total Assets                                                         $  1,021         $  5,041        $   47,210
 LIABILITIES:
   Payable to (from) ReliaStar Life
    Insurance Company                                                           1               --                 8
                                              ----------    -------      --------         --------        ----------
                                                                         $  1,020         $  5,041        $   47,202
                                              ==========    =======      ========         ========        ==========
 NET ASSETS:
   Accumulation units                                                    $  1,020         $  5,041        $   47,171
   Contracts in payout (annuitization)
    period                                                                     --               --                31
                                              ----------    -------      --------         --------        ----------
    Total net assets                                                     $  1,020         $  5,041        $   47,202
                                              ==========    =======      ========         ========        ==========
      Accumulation units outstanding:
      Select*Annuity II                                                        --           14,593           178,598
      Select*Annuity III                                                  140,982          391,057         1,954,819
      Accumulation unit values:
      Select*Annuity II                                                  $     --         $  13.04        $    22.75
      Select*Annuity III                                                 $   7.24         $  12.40        $    22.05

                                                                PUTNAM VT
                                               PUTNAM VT        UTILITIES      PUTNAM VT
                                                  NEW           GROWTH AND      VOYAGER
                                             OPPORTUNITIES     INCOME FUND-      FUND-
                                            FUND - CLASS IA      CLASS IA       CLASS IA
                                                SHARES            SHARES         SHARES
                                            ---------------    ------------    ---------
The Alger American Fund:
    Alger American Growth Portfolio           $       --         $     --      $       --
    Alger American MidCap Growth Portfolio            --               --              --
    Alger American Leveraged AllCap
      Portfolio                                       --               --              --
    Alger American Small Capitalization
      Portfolio                                       --               --              --
   AIM Variable Insurance Funds:
    AIM VI Dent Demographic Trends Fund               --               --              --
   Fidelity's Variable Insurance Products
    Fund (VIP):
    VIP Equity-Income Portfolio -- IC
      Shares                                          --               --              --
    VIP Growth Portfolio -- IC Shares                 --               --              --
    VIP High Income Portfolio -- IC Shares
      VIP Money Market Portfolio -- IC
      Shares                                          --               --              --
    VIP Overseas Portfolio -- IC Shares               --               --              --
   Fidelity's Variable Insurance Products
    Fund II (VIP II):
    VIP II Asset Manager Portfolio -- IC
      Shares                                          --               --              --
    VIP II Contrafund Portfolio -- IC
      Shares                                          --               --              --
    VIP II Index 500 Portfolio -- IC
      Shares                                          --               --              --
    VIP II Investment Grade Bond
      Portfolio -- IC Shares                          --               --              --
   Janus Aspen Series:
    Aggressive Growth Portfolio                       --               --              --
    Growth Portfolio                                  --               --              --
    International Growth Portfolio                    --               --              --
    Worldwide Growth Portfolio                        --               --              --
   Neuberger Berman Advisers Management
    Trust:
    AMT Limited Maturity Bond Portfolio               --               --              --
    AMT Partners Portfolio
    AMT Socially Responsive Portfolio                 --               --              --
   Pilgrim Variable Products Trust:
    Pilgrim VP Growth Opportunities
      Portfolio                                       --               --              --
    Pilgrim VP Growth + Value Portfolio               --               --              --
    Pilgrim VP High Yield Bond Portfolio              --               --              --
    Pilgrim VP International Value
      Portfolio                                       --               --              --
    Pilgrim VP MagnaCap Portfolio                     --               --              --
    Pilgrim VP MidCap Opportunities
      Portfolio                                       --               --              --
    Pilgrim VP Research Enhanced Index
      Portfolio                                       --               --              --
    Pilgrim VP SmallCap Opportunities
      Portfolio                                       --               --              --
   OCC Accumulation Trust:
    Equity Portfolio                                  --               --              --
    Global Equity Portfolio                           --               --              --
    Managed Portfolio                                 --               --              --
    Small Cap Portfolio                               --               --              --
   Putnam Variable Trust:
    Putnam VT Asia Pacific Growth Fund --
      Class IA Shares                                 --               --              --
    Putnam VT Diversified Income Fund --
      Class IA Shares                                 --               --              --
    Putnam VT Growth and Income Fund --
      Class IA Shares                                 --               --              --
    Putnam VT New Opportunities Fund --
      Class IA Shares                             35,914               --              --
    Putnam VT Utilities Growth and Income
      Fund -- Class IA Shares                         --            5,761              --
    Putnam VT Voyager Fund -- Class IA
      Shares                                          --               --          78,024
                                              ----------         --------      ----------
    Total Assets                              $   35,914         $  5,761      $   78,024
 LIABILITIES:
   Payable to (from) ReliaStar Life
    Insurance Company                                  5                5              11
                                              ----------         --------      ----------
                                              $   35,909         $  5,756      $   78,013
                                              ==========         ========      ==========
 NET ASSETS:
   Accumulation units                         $   35,909         $  5,744      $   77,974
   Contracts in payout (annuitization)
    period                                            --               12              39
                                              ----------         --------      ----------
    Total net assets                          $   35,909         $  5,756      $   78,013
                                              ==========         ========      ==========
      Accumulation units outstanding:
      Select*Annuity II                               --           18,898         382,664
      Select*Annuity III                       1,975,294          317,996       2,928,626
      Accumulation unit values:
      Select*Annuity II                       $       --         $  17.92      $    24.56
      Select*Annuity III                      $    18.18         $  17.00      $    23.42

     The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                 (IN THOUSANDS)

                                                   ALGER AMERICAN                      ALGER AMERICAN
                                                       MIDCAP        ALGER AMERICAN        SMALL        AIM V.I. DENT
                                 ALGER AMERICAN        GROWTH          LEVERAGED       CAPITALIZATION    DEMOGRAPHIC
                                GROWTH PORTFOLIO     PORTFOLIO      ALLCAP PORTFOLIO     PORTFOLIO       TRENDS FUND
                                ----------------   --------------   ----------------   --------------   -------------
Income:
   Dividends                        $   104           $    --            $  --            $     3           $  --
Expenses:
   Mortality and expense risk          (609)             (204)             (14)               (73)            (23)
                                    -------           -------            -----            -------           -----
Net investment income (loss)           (505)             (204)             (14)               (70)            (23)
                                    -------           -------            -----            -------           -----
Realized gains (losses) on
 Investments:
   Realized gain (loss) on
     sale of fund shares             (9,378)           (7,814)            (321)            (3,499)           (434)
   Realized gain distributions        5,661             6,162               32                 --              --
                                    -------           -------            -----            -------           -----
Realized gain (loss)                 (3,717)           (1,652)            (289)            (3,499)           (434)
                                    -------           -------            -----            -------           -----
Change in unrealized
 appreciation (depreciation)
 during the year                     (2,446)              415              179              1,168            (307)
                                    -------           -------            -----            -------           -----
Net increase (decrease) in net
 assets from operations             $(6,668)          $(1,441)           $(124)           $(2,401)          $(764)
                                    =======           =======            =====            =======           =====

                                FIDELITY'S VIP                                     FIDELITY'S VIP
                                   EQUITY-       FIDELITY'S VIP   FIDELITY'S VIP       MONEY        FIDELITY'S VIP
                                    INCOME           GROWTH        HIGH INCOME         MARKET          OVERSEAS
                                PORTFOLIO - IC   PORTFOLIO - IC   PORTFOLIO - IC   PORTFOLIO - IC   PORTFOLIO - IC
                                    SHARES           SHARES           SHARES           SHARES           SHARES
                                --------------   --------------   --------------   --------------   --------------
Income:
   Dividends                       $  2,103         $    118         $  3,280          $1,979          $   892
Expenses:
   Mortality and expense risk        (1,527)          (1,855)            (302)           (678)            (202)
                                   --------         --------         --------          ------          -------
Net investment income (loss)            576           (1,737)           2,978           1,301              690
                                   --------         --------         --------          ------          -------
Realized gains (losses) on
 Investments:
   Realized gain (loss) on
     sale of fund shares             (1,045)            (347)         (10,519)             --             (899)
   Realized gain distributions        5,908           11,067               --              --            1,411
                                   --------         --------         --------          ------          -------
Realized gain (loss)                  4,863           10,720          (10,519)             --              512
                                   --------         --------         --------          ------          -------
Change in unrealized
 appreciation (depreciation)
 during the year                    (13,322)         (40,905)           4,858              --           (5,159)
                                   --------         --------         --------          ------          -------
Net increase (decrease) in net
 assets from operations            $ (7,883)        $(31,922)        $ (2,683)         $1,301          $(3,957)
                                   ========         ========         ========          ======          =======

                        FIDELITY'S VIP II   FIDELITY'S VIP II   FIDELITY'S VIP II    FIDELITY'S VIP II    JANUS ASPEN SERIES
                          ASSET MANAGER        CONTRAFUND           INDEX 500        INVESTMENT GRADE         AGGRESSIVE
                         PORTFOLIO - IC      PORTFOLIO - IC      PORTFOLIO - IC     BOND PORTFOLIO - IC         GROWTH
                             SHARES              SHARES              SHARES               SHARES              PORTFOLIO
                        -----------------   -----------------   -----------------   -------------------   ------------------
Income:
   Dividends                 $ 1,550            $    573            $  1,124              $1,215               $     --
Expenses:
   Mortality and
     expense risk               (451)               (918)             (1,251)               (338)                  (428)
                             -------            --------            --------              ------               --------
Net investment income
 (loss)                        1,099                (345)               (127)                877                   (428)
                             -------            --------            --------              ------               --------
Realized gains
 (losses) on
 Investments:
   Realized gain
     (loss) on sale of
     fund shares                (718)             (4,146)              1,157                 (26)               (18,230)
   Realized gain
     distributions               581               2,021                  --                  --                     --
                             -------            --------            --------              ------               --------
Realized gain (loss)            (137)             (2,125)              1,157                 (26)               (18,230)
                             -------            --------            --------              ------               --------
Change in unrealized
 appreciation
 (depreciation) during
 the year                     (3,080)             (8,330)            (15,114)                706                    505
                             -------            --------            --------              ------               --------
Net increase
 (decrease) in net
 assets from
 operations                  $(2,118)           $(10,800)           $(14,084)             $1,557               $(18,153)
                             =======            ========            ========              ======               ========

                                                                                   NEUBERGER
                                        JANUS ASPEN SERIES                         BERMAN AMT      NEUBERGER
                         JANUS ASPEN      INTERNATIONAL        JANUS ASPEN          LIMITED        BERMAN AMT
                        SERIES GROWTH         GROWTH         SERIES WORLDWIDE   MATURITY BOND       PARTNERS
                          PORTFOLIO         PORTFOLIO        GROWTH PORTFOLIO      PORTFOLIO       PORTFOLIO
                        -------------   ------------------   ----------------   ----------------   ----------
Income:
   Dividends              $     20           $   172             $    289             $585           $  40
Expenses:
   Mortality and
     expense risk             (434)             (215)                (876)            (151)           (139)
                          --------           -------             --------             ----           -----
Net investment income
 (loss)                       (414)              (43)                (587)             434             (99)
                          --------           -------             --------             ----           -----
Realized gains
 (losses) on
 Investments:
   Realized gain
     (loss) on sale of
     fund shares            (2,572)           (8,157)             (20,559)             (57)           (605)
   Realized gain
     distributions              61                --                   --               --             382
                          --------           -------             --------             ----           -----
Realized gain (loss)        (2,511)           (8,157)             (20,559)             (57)           (223)
                          --------           -------             --------             ----           -----
Change in unrealized
 appreciation
 (depreciation) during
 the year                   (7,091)            4,235                2,688              349            (171)
                          --------           -------             --------             ----           -----
Net increase
 (decrease) in net
 assets from
 operations               $(10,016)          $(3,965)            $(18,458)            $726           $(493)
                          ========           =======             ========             ====           =====

   The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                 (IN THOUSANDS)

                                    NEUBERGER         PILGRIM VP       PILGRIM VP
                                   BERMAN AMT           GROWTH          GROWTH +      PILGRIM VP HIGH     PILGRIM VP
                               SOCIALLY RESPONSIVE   OPPORTUNITIES       VALUE          YIELD BOND       INTERNATIONAL
                                    PORTFOLIO          PORTFOLIO       PORTFOLIO         PORTFOLIO      VALUE PORTFOLIO
                               -------------------   -------------     ----------     ---------------   ---------------
Income:
   Dividends                          $ --               $  --          $     --           $244             $   111
Expenses:
   Mortality and expense risk           (9)                (16)             (369)           (35)                (96)
                                      ----               -----          --------           ----             -------
Net investment income (loss)            (9)                (16)             (369)           209                  15
                                      ----               -----          --------           ----             -------
Realized gains (losses) on
 Investments:
   Realized gain (loss) on
     sale of fund shares                 9                (155)           (1,835)          (286)             (1,690)
   Realized gain
     distributions                      --                  --                71             --                 208
                                      ----               -----          --------           ----             -------
Realized gain (loss)                     9                (155)           (1,764)          (286)             (1,482)
                                      ----               -----          --------           ----             -------
Change in unrealized
 appreciation (depreciation)
 during the year                       (23)               (394)           (9,719)            67                 517
                                      ----               -----          --------           ----             -------
Net increase (decrease) in
 net assets from operations           $(23)              $(565)         $(11,852)          $(10)            $  (950)
                                      ====               =====          ========           ====             =======

                                             PILGRIM VP                          PILGRIM VP         OCC
                               PILGRIM VP      MIDCAP          PILGRIM VP         SMALLCAP      ACCUMULATION
                                MAGNACAP    OPPORTUNITIES   RESEARCH ENHANCED   OPPORTUNITIES   TRUST EQUITY
                               PORTFOLIO      PORTFOLIO      INDEX PORTFOLIO      PORTFOLIO      PORTFOLIO
                               ----------   -------------   -----------------   -------------   ------------
Income:
   Dividends                     $  10          $  --             $  22           $     --         $  25
Expenses:
   Mortality and expense risk      (11)            (8)              (58)              (392)          (63)
                                 -----          -----             -----           --------         -----
Net investment income (loss)        (1)            (8)              (36)              (392)          (38)
                                 -----          -----             -----           --------         -----
Realized gains (losses) on
 Investments:
   Realized gain (loss) on
     sale of fund shares           (46)          (139)             (289)               425           (70)
   Realized gain
     distributions                  --             --                --                 64            24
                                 -----          -----             -----           --------         -----
Realized gain (loss)               (46)          (139)             (289)               489           (46)
                                 -----          -----             -----           --------         -----
Change in unrealized
 appreciation (depreciation)
 during the year                   (58)           (92)             (319)           (11,561)         (345)
                                 -----          -----             -----           --------         -----
Net increase (decrease) in
 net assets from operations      $(105)         $(239)            $(644)          $(11,464)        $(429)
                                 =====          =====             =====           ========         =====

                                                                                            PUTNAM        PUTNAM
                                                                                              VT            VT
                                                                                         ASIA PACIFIC   DIVERSIFIED    PUTNAM VT
                                          OCC               OCC              OCC            GROWTH        INCOME      GROWTH AND
                                      ACCUMULATION     ACCUMULATION     ACCUMULATION         FUND          FUND       INCOME FUND
                                      TRUST GLOBAL     TRUST MANAGED   TRUST SMALL CAP     CLASS IA      CLASS IA      CLASS IA
                                    EQUITY PORTFOLIO     PORTFOLIO        PORTFOLIO         SHARES        SHARES        SHARES
                                    ----------------   -------------   ---------------   ------------   -----------   -----------
Income:
   Dividends                             $  --             $ 279           $   62           $  --          $439         $   911
Expenses:
   Mortality and expense risk              (12)             (179)            (112)            (19)          (80)           (734)
                                         -----             -----           ------           -----          ----         -------
Net investment income (loss)               (12)              100              (50)            (19)          359             177
                                         -----             -----           ------           -----          ----         -------
Realized gains (losses) on
 Investments:
   Realized gain (loss) on sale of
     fund shares                           (48)               99              508            (257)         (327)         (1,306)
   Realized gain distributions               8                --              560             400            --             636
                                         -----             -----           ------           -----          ----         -------
Realized gain (loss)                       (40)               99            1,068             143          (327)           (670)
                                         -----             -----           ------           -----          ----         -------
Change in unrealized appreciation
 (depreciation) during the year            (91)             (981)            (447)           (542)          109          (3,960)
                                         -----             -----           ------           -----          ----         -------
Net increase (decrease) in net
 assets from operations                  $(143)            $(782)          $  571           $(418)         $141         $(4,453)
                                         =====             =====           ======           =====          ====         =======


                                      PUTNAM VT
                                         NEW           PUTNAM VT
                                    OPPORTUNITIES   UTILITIES GROWTH    PUTNAM VT
                                     FUND CLASS        AND INCOME      VOYAGER FUND
                                         IA          FUND CLASS IA       CLASS IA
                                       SHARES            SHARES           SHARES
                                    -------------   ----------------   ------------
Income:
   Dividends                          $     --          $   251          $    112
Expenses:
   Mortality and expense risk             (624)            (105)           (1,299)
                                      --------          -------          --------
Net investment income (loss)              (624)             146            (1,187)
                                      --------          -------          --------
Realized gains (losses) on
 Investments:
   Realized gain (loss) on sale of
     fund shares                         2,215             (280)           (1,907)
   Realized gain distributions           8,603              425            22,883
                                      --------          -------          --------
Realized gain (loss)                    10,818              145            20,976
                                      --------          -------          --------
Change in unrealized appreciation
 (depreciation) during the year        (29,237)          (2,337)          (47,348)
                                      --------          -------          --------
Net increase (decrease) in net
 assets from operations               $(19,043)         $(2,046)         $(27,559)
                                      ========          =======          ========

   The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                 (IN THOUSANDS)

                                                                                           ALGER AMERICAN        ALGER AMERICAN
                                         ALGER AMERICAN            ALGER AMERICAN         LEVERAGED ALLCAP    SMALL CAPITALIZATION
                                        GROWTH PORTFOLIO      MIDCAP GROWTH PORTFOLIO        PORTFOLIO             PORTFOLIO
                                      --------------------    ------------------------    ----------------    --------------------
                                        2001        2000         2001          2000        2001      2000       2001        2000
                                        ----        ----         ----          ----        ----      ----       ----        ----
Increase in net assets from
 operations:
 Net investment income (loss)         $   (505)   $   (805)    $  (204)      $  (191)     $  (14)   $   (7)   $   (70)    $  (116)
 Realized gains (losses)                (3,717)     13,210      (1,652)        3,519        (289)      (62)    (3,499)        295
 Unrealized appreciation
   (depreciation) during the year       (2,446)    (21,916)        415        (3,153)        179      (220)     1,168      (3,201)
                                      --------    --------     -------       -------      ------    ------    -------     -------
Net increase (decrease) in net
 assets from operations                 (6,668)     (9,511)     (1,441)          175        (124)     (289)    (2,401)     (3,022)
                                      --------    --------     -------       -------      ------    ------    -------     -------
Contract transactions:
 Net premium payments                    2,029      10,073         926         3,792          86       211        213       2,022
 Surrenders                             (5,186)     (3,587)     (1,396)       (1,196)       (111)     (315)      (516)       (457)
 Transfers between sub-accounts
   (including fixed account), net       (1,701)      2,401        (600)        5,735         369     1,280       (146)      1,890
 Annuity payments                           (2)         13          --            --          --        --         --          --
 Death benefits                           (197)        (48)       (205)          (19)         --        --         (3)        (18)
 Administrative charges                    (28)        (23)         (9)           (4)         (1)       --         (3)         (3)
 Transfers to (from) required
   reserves                                  1          --          --            --          --        --         --          --
                                      --------    --------     -------       -------      ------    ------    -------     -------
   Net increase (decrease) in net
     assets from contract
     transactions                       (5,084)      8,829      (1,284)        8,308         343     1,176       (455)      3,434
                                      --------    --------     -------       -------      ------    ------    -------     -------
     Total increase (decrease) in
       net assets                      (11,752)       (682)     (2,725)        8,483         219       887     (2,856)        412
Net assets at beginning of period       50,680      51,362      17,050         8,567         887        --      7,442       7,030
                                      --------    --------     -------       -------      ------    ------    -------     -------
Net assets at end of period           $ 38,928    $ 50,680     $14,325       $17,050      $1,106    $  887    $ 4,586     $ 7,442
                                      ========    ========     =======       =======      ======    ======    =======     =======

                                      AIM V. I. DENT
                                    DEMOGRAPHIC TRENDS
                                           FUND
                                    ------------------
                                     2001       2000
                                     ----       ----
Increase in net assets from
 operations:
 Net investment income (loss)       $  (23)    $  (12)
 Realized gains (losses)              (434)       (91)
 Unrealized appreciation
   (depreciation) during the year     (307)      (528)
                                    ------     ------
Net increase (decrease) in net
 assets from operations               (764)      (631)
                                    ------     ------
Contract transactions:
 Net premium payments                  400        727
 Surrenders                           (188)      (296)
 Transfers between sub-accounts
   (including fixed account), net     (108)     2,321
 Annuity payments                       --         --
 Death benefits                        (40)        --
 Administrative charges                 (1)        --
 Transfers to (from) required
   reserves                             --         --
                                    ------     ------
   Net increase (decrease) in net
     assets from contract
     transactions                       63      2,752
                                    ------     ------
     Total increase (decrease) in
       net assets                     (701)     2,121
Net assets at beginning of period    2,121         --
                                    ------     ------
Net assets at end of period         $1,420     $2,121
                                    ======     ======

                                FIDELITY'S VIP            FIDELITY'S VIP           FIDELITY'S VIP            FIDELITY'S VIP
                           EQUITY-INCOME PORTFOLIO       GROWTH PORTFOLIO      HIGH INCOME PORTFOLIO     MONEY MARKET PORTFOLIO
                                  IC SHARES                 IC SHARES                IC SHARES                 IC SHARES
                           ------------------------    --------------------    ----------------------    ----------------------
                              2001          2000         2001        2000        2001         2000         2001         2000
                              ----          ----         ----        ----        ----         ----         ----         ----
Increase in net assets
 from operations:
 Net investment income
   (loss)                   $    576      $    686     $ (1,737)   $ (2,578)   $  2,978     $  2,123     $  1,301     $  2,376
 Realized gains
   (losses)                    4,863        15,503       10,720      41,473     (10,519)      (2,944)          --           --
 Unrealized
   appreciation
   (depreciation)
   during the year           (13,322)       (8,415)     (40,905)    (62,726)      4,858       (7,267)          --           --
                            --------      --------     --------    --------    --------     --------     --------     --------
Net increase (decrease)
 in net assets from
 operations                   (7,883)        7,774      (31,922)    (23,831)     (2,683)      (8,088)       1,301        2,376
                            --------      --------     --------    --------    --------     --------     --------     --------
Contract transactions:
 Net premium payments          2,287         4,725        3,360       9,940         388        3,060        5,456       19,680
 Surrenders                  (16,819)      (19,456)     (22,055)    (30,809)     (3,613)      (4,840)     (15,370)     (13,370)
 Transfers between sub-
   accounts (including
   fixed account), net           417       (15,037)      (4,414)     (3,352)     (1,074)      (3,152)      15,940      (38,951)
 Annuity payments                (19)          (18)        (159)       (223)         --           --           (9)          (9)
 Death benefits                 (790)         (401)        (618)       (439)       (211)        (155)        (593)        (303)
 Administrative charges          (84)          (82)        (108)       (123)        (13)         (16)         (19)         (17)
 Transfers to (from)
   required reserves             (12)            8          (41)        (34)         --           --            1            3
                            --------      --------     --------    --------    --------     --------     --------     --------
   Net increase
     (decrease) in net
     assets from
     contract
     transactions            (15,020)      (30,261)     (24,035)    (25,040)     (4,523)      (5,103)       5,406      (32,967)
                            --------      --------     --------    --------    --------     --------     --------     --------
     Total increase
       (decrease) in
       net assets            (22,903)      (22,487)     (55,957)    (48,871)     (7,206)     (13,191)       6,707      (30,591)
Net assets at beginning
 of period                   124,312       146,799      173,046     221,917      25,772       38,963       43,779       74,370
                            --------      --------     --------    --------    --------     --------     --------     --------
Net assets at end of
 period                     $101,409      $124,312     $117,089    $173,046    $ 18,566     $ 25,772     $ 50,486     $ 43,779
                            ========      ========     ========    ========    ========     ========     ========     ========

                           FIDELITY'S VIP
                         OVERSEAS PORTFOLIO
                              IC SHARES
                         -------------------
                          2001        2000
                          ----        ----
Increase in net assets
 from operations:
 Net investment income
   (loss)                $   690    $     76
 Realized gains
   (losses)                  512       3,982
 Unrealized
   appreciation
   (depreciation)
   during the year        (5,159)     (9,510)
                         -------    --------
Net increase (decrease)
 in net assets from
 operations               (3,957)     (5,452)
                         -------    --------
Contract transactions:
 Net premium payments          6         (13)
 Surrenders               (3,226)     (4,213)
 Transfers between sub-
   accounts (including
   fixed account), net      (670)     (1,810)
 Annuity payments             --          --
 Death benefits              (55)       (187)
 Administrative charges      (13)        (17)
 Transfers to (from)
   required reserves          --          --
                         -------    --------
   Net increase
     (decrease) in net
     assets from
     contract
     transactions         (3,958)     (6,240)
                         -------    --------
     Total increase
       (decrease) in
       net assets         (7,915)    (11,692)
Net assets at beginning
 of period                19,479      31,171
                         -------    --------
Net assets at end of
 period                  $11,564    $ 19,479
                         =======    ========

   The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                 (IN THOUSANDS)

                                                                                                          FIDELITY'S VIP II
                                FIDELITY'S VIP II        FIDELITY'S VIP II       FIDELITY'S VIP II      INVESTMENT GRADE BOND
                             ASSET MANAGER PORTFOLIO    CONTRAFUND PORTFOLIO    INDEX 500 PORTFOLIO           PORTFOLIO
                                    IC SHARES                IC SHARES               IC SHARES                IC SHARES
                             -----------------------    --------------------    --------------------    ----------------------
                               2001          2000         2001        2000        2001        2000        2001         2000
                               ----          ----         ----        ----        ----        ----        ----         ----
Increase in net assets
 from operations:
 Net investment income
   (loss)                     $ 1,099      $  1,045     $   (345)   $   (900)   $   (127)   $   (345)    $   877      $ 1,132
 Realized gains (losses)         (137)        5,489       (2,125)     20,321       1,157       8,669         (26)        (426)
 Unrealized appreciation
   (depreciation) during
   the year                    (3,080)       (8,901)      (8,330)    (26,373)    (15,114)    (21,154)        706        1,155
                              -------      --------     --------    --------    --------    --------     -------      -------
Net increase (decrease)
 in net assets from
 operations                    (2,118)       (2,367)     (10,800)     (6,952)    (14,084)    (12,830)      1,557        1,861
                              -------      --------     --------    --------    --------    --------     -------      -------
Contract transactions:
 Net premium payments               5            17        1,439       8,263       2,657      13,305         938        2,585
 Surrenders                    (6,218)       (8,643)      (8,312)     (8,098)    (10,449)    (10,886)     (3,310)      (2,738)
 Transfers between sub-
   accounts (including
   fixed account), net         (1,002)       (3,856)      (4,290)     (9,136)     (4,573)    (13,754)      7,009       (1,019)
 Annuity payments                 (15)          (17)          --          --          (9)          5          --           --
 Death benefits                  (229)         (110)        (290)       (280)       (393)       (484)       (145)         (52)
 Administrative charges           (28)          (33)         (44)        (42)        (63)        (62)        (11)          (8)
 Transfers to (from)
   required reserves              (14)           10           --          --           6          (1)         --            1
                              -------      --------     --------    --------    --------    --------     -------      -------
   Net increase
     (decrease) in net
     assets from contract
     transactions              (7,501)      (12,632)     (11,497)     (9,293)    (12,824)    (11,877)      4,481       (1,231)
                              -------      --------     --------    --------    --------    --------     -------      -------
     Total increase
       (decrease) in net
       assets                  (9,619)      (14,999)     (22,297)    (16,245)    (26,908)    (24,707)      6,038          630
Net assets at beginning
 of period                     39,260        54,259       80,531      96,776     106,352     131,059      21,415       20,785
                              -------      --------     --------    --------    --------    --------     -------      -------
Net assets at end of
 period                       $29,641      $ 39,260     $ 58,234    $ 80,531    $ 79,444    $106,352     $27,453      $21,415
                              =======      ========     ========    ========    ========    ========     =======      =======


                                JANUS ASPEN SERIES
                           AGGRESSIVE GROWTH PORTFOLIO
                           ----------------------------
                               2001            2000
                               ----            ----
Increase in net assets
 from operations:
 Net investment income
   (loss)                    $   (428)       $  2,605
 Realized gains (losses)      (18,230)          5,986
 Unrealized appreciation
   (depreciation) during
   the year                       505         (33,459)
                             --------        --------
Net increase (decrease)
 in net assets from
 operations                   (18,153)        (24,868)
                             --------        --------
Contract transactions:
 Net premium payments           1,995          14,072
 Surrenders                    (3,145)         (3,600)
 Transfers between sub-
   accounts (including
   fixed account), net         (3,380)         26,841
 Annuity payments                  --              --
 Death benefits                  (119)            (56)
 Administrative charges           (23)            (19)
 Transfers to (from)
   required reserves               --              --
                             --------        --------
   Net increase
     (decrease) in net
     assets from contract
     transactions              (4,672)         37,238
                             --------        --------
     Total increase
       (decrease) in net
       assets                 (22,825)         12,370
Net assets at beginning
 of period                     45,687          33,317
                             --------        --------
Net assets at end of
 period                      $ 22,862        $ 45,687
                             ========        ========

                                                          JANUS ASPEN SERIES
                                  JANUS ASPEN SERIES     INTERNATIONAL GROWTH        JANUS ASPEN SERIES
                                   GROWTH PORTFOLIO           PORTFOLIO          WORLDWIDE GROWTH PORTFOLIO
                                 --------------------    --------------------    --------------------------
                                   2001        2000        2001        2000         2001           2000
                                   ----        ----        ----        ----         ----           ----
Increase in net assets from
 operations:
 Net investment income (loss)    $   (414)   $    480    $   (43)    $    78      $   (587)      $    528
 Realized gains (losses)           (2,511)      3,373     (8,157)      4,426       (20,559)        17,834
 Unrealized appreciation
   (depreciation) during the
   year                            (7,091)    (11,671)     4,235      (7,914)        2,688        (34,299)
                                 --------    --------    -------     -------      --------       --------
Net increase (decrease) in
 net assets from operations       (10,016)     (7,818)    (3,965)     (3,410)      (18,458)       (15,937)
                                 --------    --------    -------     -------      --------       --------
Contract transactions:
 Net premium payments               1,544       9,580        941       5,644         3,245         13,887
 Surrenders                        (2,720)     (2,177)    (1,755)     (1,955)       (6,027)        (6,249)
 Transfers between sub-
   accounts (including fixed
   account), net                   (2,456)     12,510     (1,341)      2,423        (4,474)         5,531
 Annuity payments                      --          --         --          --            (2)            13
 Death benefits                      (116)       (119)       (10)        (34)         (327)          (185)
 Administrative charges               (21)        (15)       (10)         (7)          (37)           (35)
 Transfers to (from) required
   reserves                            --          --         --          --             1             --
                                 --------    --------    -------     -------      --------       --------
   Net increase (decrease) in
     net assets from contract
     transactions                  (3,769)     19,779     (2,175)      6,071        (7,621)        12,962
                                 --------    --------    -------     -------      --------       --------
     Total increase
       (decrease) in net
       assets                     (13,785)     11,961     (6,140)      2,661       (26,079)        (2,975)
Net assets at beginning of
 period                            39,055      27,094     19,191      16,530        79,131         82,106
                                 --------    --------    -------     -------      --------       --------
Net assets at end of period      $ 25,270    $ 39,055    $13,051     $19,191      $ 53,052       $ 79,131
                                 ========    ========    =======     =======      ========       ========

                                 NEUBERGER BERMAN
                                ADVISERS MANAGEMENT       NEUBERGER BERMAN
                                       TRUST            ADVISERS MANAGEMENT
                               LIMITED MATURITY BOND           TRUST
                                     PORTFOLIO           PARTNERS PORTFOLIO
                               ---------------------    --------------------
                                 2001         2000        2001        2000
                                 ----         ----        ----        ----
Increase in net assets from
 operations:
 Net investment income (loss)   $   434      $  384     $   (99)    $   (67)
 Realized gains (losses)            (57)        (87)       (223)      1,479
 Unrealized appreciation
   (depreciation) during the
   year                             349         144        (171)     (1,543)
                                -------      ------     -------     -------
Net increase (decrease) in
 net assets from operations         726         441        (493)       (131)
                                -------      ------     -------     -------
Contract transactions:
 Net premium payments               763       2,212         247       1,122
 Surrenders                      (1,077)       (627)     (1,000)       (767)
 Transfers between sub-
   accounts (including fixed
   account), net                  2,530         (17)       (432)     (2,127)
 Annuity payments                    (3)         13          --          --
 Death benefits                     (46)        (10)       (128)         (3)
 Administrative charges              (5)         (3)         (6)         (6)
 Transfers to (from) required
   reserves                          (5)          1          --          --
                                -------      ------     -------     -------
   Net increase (decrease) in
     net assets from contract
     transactions                 2,157       1,569      (1,319)     (1,781)
                                -------      ------     -------     -------
     Total increase
       (decrease) in net
       assets                     2,883       2,010      (1,812)     (1,912)
Net assets at beginning of
 period                           9,095       7,085      10,996      12,908
                                -------      ------     -------     -------
Net assets at end of period     $11,978      $9,095     $ 9,184     $10,996
                                =======      ======     =======     =======

   The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                 (IN THOUSANDS)

                                           NEUBERGER
                                             BERMAN
                                            ADVISERS
                                           MANAGEMENT
                                             TRUST
                                            SOCIALLY      PILGRIM VARIABLE TRUST
                                           RESPONSIVE      GROWTH OPPORTUNITIES      PILGRIM VARIABLE TRUST
                                           PORTFOLIO            PORTFOLIO           GROWTH + VALUE PORTFOLIO
                                          ------------    ----------------------    ------------------------
                                          2001    2000      2001         2000          2001          2000
                                          ----    ----      ----         ----          ----          ----
Increase in net assets from
 operations:
 Net investment income (loss)             $ (9)   $ (5)    $  (16)      $   (6)      $   (369)     $   (555)
 Realized gains (losses)                     9       4       (155)         (22)        (1,764)        9,021
 Unrealized appreciation
   (depreciation) during the year          (23)     (3)      (394)        (250)        (9,719)      (15,689)
                                          ----    ----     ------       ------       --------      --------
Net increase (decrease) in net assets
 from operations                           (23)     (4)      (565)        (278)       (11,852)       (7,223)
                                          ----    ----     ------       ------       --------      --------
Contract transactions:
 Net premium payments                       89     258        287          851          1,506         6,596
 Surrenders                                (12)    (18)       (38)        (138)        (3,588)       (3,412)
 Transfers between sub-accounts
   (including fixed account), net           77      12        186          846         (1,918)       15,252
 Annuity payments                           --      --         --           --             --            --
 Death benefits                             (1)     --        (43)          --           (107)          (29)
 Administrative charges                     --      --         (1)          --            (18)          (16)
 Transfers to (from) required reserves      --      --         --           --             --            --
                                          ----    ----     ------       ------       --------      --------
   Net increase (decrease) in net
     assets from contract transactions     153     252        391        1,559         (4,125)       18,391
                                          ----    ----     ------       ------       --------      --------
     Total increase (decrease) in net
       assets                              130     248       (174)       1,281        (15,977)       11,168
Net assets at beginning of period          486     238      1,281           --         37,641        26,473
                                          ----    ----     ------       ------       --------      --------
Net assets at end of period               $616    $486     $1,107       $1,281       $ 21,664      $ 37,641
                                          ====    ====     ======       ======       ========      ========


                                        PILGRIM VARIABLE TRUST     PILGRIM VARIABLE TRUST
                                            HIGH YIELD BOND         INTERNATIONAL VALUE
                                               PORTFOLIO                 PORTFOLIO
                                        -----------------------    ----------------------
                                          2001          2000         2001         2000
                                          ----          ----         ----         ----
Increase in net assets from
 operations:
 Net investment income (loss)            $  209       $   257       $    15      $    31
 Realized gains (losses)                   (286)         (557)       (1,482)       1,722
 Unrealized appreciation
   (depreciation) during the year            67           (82)          517       (1,323)
                                         ------       -------       -------      -------
Net increase (decrease) in net assets
 from operations                            (10)         (382)         (950)         430
                                         ------       -------       -------      -------
Contract transactions:
 Net premium payments                        55           139           189        1,081
 Surrenders                                (249)         (229)         (955)        (641)
 Transfers between sub-accounts
   (including fixed account), net           140          (740)          996          387
 Annuity payments                            --            --            --           --
 Death benefits                             (36)           (7)          (17)          (3)
 Administrative charges                      (1)           (1)           (4)          (3)
 Transfers to (from) required reserves       --            --            --           --
                                         ------       -------       -------      -------
   Net increase (decrease) in net
     assets from contract transactions      (91)         (838)          209          821
                                         ------       -------       -------      -------
     Total increase (decrease) in net
       assets                              (101)       (1,220)         (741)       1,251
Net assets at beginning of period         2,482         3,702         6,961        5,710
                                         ------       -------       -------      -------
Net assets at end of period              $2,381       $ 2,482       $ 6,220      $ 6,961
                                         ======       =======       =======      =======

                                                          PILGRIM VARIABLE
                                     PILGRIM VARIABLE           TRUST
                                           TRUST               MIDCAP               PILGRIM VARIABLE TRUST
                                         MAGNACAP           OPPORTUNITIES              RESEARCH ENHANCED
                                         PORTFOLIO            PORTFOLIO                 INDEX PORTFOLIO
                                     -----------------    -----------------    ---------------------------------
                                      2001       2000      2001       2000              2001              2000
                                      ----       ----      ----       ----              ----              ----
Increase in net assets from
 operations:
 Net investment income (loss)         $  (1)     $ --      $  (8)     $ (1)           $   (36)           $   (54)
 Realized gains (losses)                (46)        2       (139)       (1)              (289)              (107)
 Unrealized appreciation
   (depreciation) during the year       (58)       (7)       (92)      (65)              (319)              (616)
                                      -----      ----      -----      ----            -------            -------
Net increase (decrease) in net
 assets from operations                (105)       (5)      (239)      (67)              (644)              (777)
                                      -----      ----      -----      ----            -------            -------
Contract transactions:
 Net premium payments                   257       485         83       379                 75                287
 Surrenders                             (32)       (6)       (82)       (4)              (506)              (490)
 Transfers between sub-accounts
   (including fixed account), net        62       133        288       262               (339)              (577)
 Annuity payments                        --        --         --        --                 (3)                13
 Death benefits                          --        --         --        --                (28)                (7)
 Administrative charges                  --        --         --        --                 (2)                (3)
 Transfers to (from) required
   reserves                              --        --         --        --                 --                 --
                                      -----      ----      -----      ----            -------            -------
   Net increase (decrease) in net
     assets from contract
     transactions                       287       612        289       637               (803)              (777)
                                      -----      ----      -----      ----            -------            -------
     Total increase (decrease) in
       net assets                       182       607         50       570             (1,447)            (1,554)
Net assets at beginning of period       607        --        570        --              5,070              6,624
                                      -----      ----      -----      ----            -------            -------
Net assets at end of period           $ 789      $607      $ 620      $570            $ 3,623            $ 5,070
                                      =====      ====      =====      ====            =======            =======


                                   PILGRIM VARIABLE TRUST     OCC ACCUMULATION
                                   SMALLCAP OPPORTUNITIES          TRUST
                                          PORTFOLIO           EQUITY PORTFOLIO
                                   -----------------------    ----------------
                                      2001         2000        2001      2000
                                      ----         ----        ----      ----
Increase in net assets from
 operations:
 Net investment income (loss)       $   (392)     $  (505)    $  (38)   $  (19)
 Realized gains (losses)                 489        7,400        (46)      203
 Unrealized appreciation
   (depreciation) during the year    (11,561)      (9,135)      (345)      104
                                    --------      -------     ------    ------
Net increase (decrease) in net
 assets from operations              (11,464)      (2,240)      (429)      288
                                    --------      -------     ------    ------
Contract transactions:
 Net premium payments                  1,384        7,573        315       417
 Surrenders                           (3,463)      (2,607)      (408)     (141)
 Transfers between sub-accounts
   (including fixed account), net       (860)      16,808      1,860      (305)
 Annuity payments                        (12)         (17)        --        --
 Death benefits                          (69)         (46)       (20)      (24)
 Administrative charges                  (16)         (11)        (2)       (1)
 Transfers to (from) required
   reserves                                3            2         --        --
                                    --------      -------     ------    ------
   Net increase (decrease) in net
     assets from contract
     transactions                     (3,033)      21,702      1,745       (54)
                                    --------      -------     ------    ------
     Total increase (decrease) in
       net assets                    (14,497)      19,462      1,316       234
Net assets at beginning of period     38,848       19,386      3,759     3,525
                                    --------      -------     ------    ------
Net assets at end of period         $ 24,351      $38,848     $5,075    $3,759
                                    ========      =======     ======    ======

   The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                 (IN THOUSANDS)

                                                 OCC
                                             ACCUMULATION
                                                TRUST                                     OCC ACCUMULATION
                                            GLOBAL EQUITY     OCC ACCUMULATION TRUST           TRUST
                                              PORTFOLIO         MANAGED PORTFOLIO       SMALL CAP PORTFOLIO
                                            --------------    ----------------------    --------------------
                                            2001     2000       2001         2000         2001        2000
                                            ----     ----       ----         ----         ----        ----
Increase in net assets from operations:
 Net investment income (loss)               $(12)    $ (4)     $   100      $     6      $  (50)     $  (39)
 Realized gains (losses)                     (40)      75           99          709       1,068         (74)
 Unrealized appreciation (depreciation)
   during the year                           (91)     (33)        (981)         190        (447)      1,837
                                            ----     ----      -------      -------      ------      ------
Net increase (decrease) in net assets
 from operations                            (143)      38         (782)         905         571       1,724
                                            ----     ----      -------      -------      ------      ------
Contract transactions:
 Net premium payments                         85       64          664        1,169         624         839
 Surrenders                                  (51)     (15)      (1,643)        (658)       (782)       (410)
 Transfers between sub-accounts
   (including fixed account), net            280       60        2,613       (1,637)      2,942         220
 Annuity payments                             --       --           (6)          (6)         --          --
 Death benefits                               --       --          (65)         (44)        (64)         --
 Administrative charges                       --       --           (7)          (5)         (4)         (2)
 Transfers to (from) required reserves        --       --            1           --          --          --
                                            ----     ----      -------      -------      ------      ------
   Net increase (decrease) in net assets
     from contract transactions              314      109        1,557       (1,181)      2,716         647
                                            ----     ----      -------      -------      ------      ------
     Total increase (decrease) in net
       assets                                171      147          775         (276)      3,287       2,371
Net assets at beginning of period            752      605       12,236       12,512       6,204       3,833
                                            ----     ----      -------      -------      ------      ------
Net assets at end of period                 $923     $752      $13,011      $12,236      $9,491      $6,204
                                            ====     ====      =======      =======      ======      ======


                                          PUTNAM VT ASIA PACIFIC     PUTNAM VT DIVERSIFIED
                                           GROWTH FUND CLASS IA              INCOME
                                                  SHARES              FUND CLASS IA SHARES
                                          -----------------------    ----------------------
                                            2001          2000         2001         2000
                                            ----          ----         ----         ----
Increase in net assets from operations:
 Net investment income (loss)              $  (19)      $    83       $   359      $   526
 Realized gains (losses)                      143           117          (327)        (439)
 Unrealized appreciation (depreciation)
   during the year                           (542)       (1,842)          109         (174)
                                           ------       -------       -------      -------
Net increase (decrease) in net assets
 from operations                             (418)       (1,642)          141          (87)
                                           ------       -------       -------      -------
Contract transactions:
 Net premium payments                          --            (2)           --           (1)
 Surrenders                                  (241)         (212)         (958)      (1,143)
 Transfers between sub-accounts
   (including fixed account), net            (138)         (200)         (242)      (1,343)
 Annuity payments                              --            --            --           --
 Death benefits                                --            --           (71)          (3)
 Administrative charges                        (1)           (2)           (3)          (3)
 Transfers to (from) required reserves         --            --            --           --
                                           ------       -------       -------      -------
   Net increase (decrease) in net assets
     from contract transactions              (380)         (416)       (1,274)      (2,493)
                                           ------       -------       -------      -------
     Total increase (decrease) in net
       assets                                (798)       (2,058)       (1,133)      (2,580)
Net assets at beginning of period           1,818         3,876         6,174        8,754
                                           ------       -------       -------      -------
Net assets at end of period                $1,020       $ 1,818       $ 5,041      $ 6,174
                                           ======       =======       =======      =======

                                                                                    PUTNAM VT UTILITIES
                                   PUTNAM VT GROWTH AND        PUTNAM VT NEW             GROWTH AND
                                          INCOME               OPPORTUNITIES        INCOME FUND CLASS IA      PUTNAM VT VOYAGER
                                   FUND CLASS IA SHARES    FUND CLASS IA SHARES            SHARES           FUND CLASS IA SHARES
                                   --------------------    ---------------------    --------------------    ---------------------
                                     2001        2000        2001         2000        2001        2000        2001        2000
                                     ----        ----        ----         ----        ----        ----        ----        ----
Increase in net assets from
 operations:
 Net investment income (loss)      $    177    $    331    $   (624)    $(1,149)    $   146     $   200     $(1,187)    $ (1,986)
 Realized gains (losses)               (670)      4,427      10,818      11,383         145         637      20,976       33,499
 Unrealized appreciation
   (depreciation) during the
   year                              (3,960)     (1,279)    (29,237)    (34,131)     (2,337)        593     (47,348)     (57,458)
                                   --------    --------    --------     -------     -------     -------     -------     --------
Net increase (decrease) in net
 assets from operations              (4,453)      3,479     (19,043)    (23,897)     (2,046)      1,430     (27,559)     (25,945)
                                   --------    --------    --------     -------     -------     -------     -------     --------
Contract transactions:
 Net premium payments                 1,153       2,881       1,565       7,314           1          (4)      2,443        9,772
 Surrenders                          (7,405)     (6,601)     (5,990)     (7,228)     (1,407)     (1,535)    (13,547)     (16,236)
 Transfers between sub-accounts
   (including fixed account),
   net                                 (538)     (8,120)     (2,129)     10,086        (313)     (1,112)     (4,885)       2,795
 Annuity payments                        (9)         (8)         --          --          (1)         (2)        (12)         (18)
 Death benefits                        (324)       (147)       (156)       (166)       (135)        (59)       (240)        (174)
 Administrative charges                 (34)        (31)        (32)        (38)         (5)         (5)        (70)         (77)
 Transfers to (from) required
   reserves                              (1)         (1)         --          --          (1)         --           6            2
                                   --------    --------    --------     -------     -------     -------     -------     --------
   Net increase (decrease) in
     net assets from contract
     transactions                    (7,158)    (12,027)     (6,742)      9,968      (1,861)     (2,717)    (16,305)      (3,936)
                                   --------    --------    --------     -------     -------     -------     -------     --------
     Total increase (decrease)
       in net assets                (11,611)     (8,548)    (25,785)    (13,929)     (3,907)     (1,287)    (43,864)     (29,881)
Net assets at beginning of
 period                              58,813      67,361      61,694      75,623       9,663      10,950     121,877      151,758
                                   --------    --------    --------     -------     -------     -------     -------     --------
Net assets at end of period        $ 47,202    $ 58,813    $ 35,909     $61,694     $ 5,756     $ 9,663     $78,013     $121,877
                                   ========    ========    ========     =======     =======     =======     =======     ========

   The accompanying notes are an integral part of the financial statements.

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


1.  ORGANIZATION:

    ReliaStar Select Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ING ReliaStar Financial Corp. which itself is an indirect wholly-owned subsidiary of ING Groep N.V. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

    The Account includes the Select*Annuity II and Select*Annuity III products. Payments received under the contracts are allocated to sub-accounts of the Account, each of which invested in one of the following funds during the year:

    The Alger American Fund                 Fidelity VIP                               Fidelity VIP II
    -----------------------                 ------------                               ---------------
    Growth Portfolio                        VIP Equity-Income Portfolio - IC Shares    Asset Manager Portfolio - IC Shares
    Leveraged AllCap Portfolio              Growth Portfolio - IC Shares               Contrafund Portfolio - IC Shares
    MidCap Growth Portfolio                 High Income Portfolio - IC Shares          Index 500 Portfolio - IC Shares
    Small Capitalization Portfolio          Money Market Portfolio - IC Shares         Investment Grade Bond Portfolio - IC Shares
                                            Overseas Portfolio - IC Shares

    Janus Aspen Series                            Putnam Variable Trust
    ------------------                            ---------------------
    Aggressive Growth Portfolio                   Putnam VT Asia Pacific Growth Fund - Class IA Shares
    Growth Portfolio                              Putnam VT Diversified Income Fund - Class IA Shares
    International Growth Portfolio                Putnam VT Growth and Income Fund - Class IA Shares
    Worldwide Growth Portfolio                    Putnam VT New Opportunities Fund - Class IA Shares
                                                  Putnam VT Utilities Growth and Income Fund - Class IA Shares
    AIM Variable Insurance Fund                   Putnam VT Voyager Fund - Class IA Shares
    ---------------------------
    AIM V.I. Dent Demographic Trends Fund

    Pilgrim Variable Products Trust         OCC Accumulation Trust         Neuberger Berman Advisers Management Trust
    -------------------------------         ----------------------         ------------------------------------------
    VP Growth Opportunities Portfolio       Equity Portfolio               AMT Limited Maturity Bond Portfolio
    VP Growth + Value Portfolio             Global Equity Portfolio        AMT Partners Portfolio
    VP High Yield Bond Portfolio            Managed Portfolio              AMT Socially Responsive Portfolio
    VP International Value Portfolio        Small Cap Portfolio
    VP MagnaCap Portfolio
    VP MidCap Opportunities Portfolio
    VP Research Enhanced Index Portfolio
    VP SmallCap Opportunities Portfolio

    Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund, and is paid fees for its services by The Alger American Fund Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund
    (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management Inc. is the investment manager for the three portfolios of the Neuberger Berman Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Portfolios. ING Pilgrim Advisors, Inc., an affiliate of ReliaStar Life, is the investment adviser for the eight Pilgrim Variable Products Trust Portfolios and is paid fees for its services by the Portfolios. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. A I M Advisors, Inc. is the investment adviser for the AIM V.I. Dent Demographic Trends Fund and is paid fees for its services by the fund. The related funds' prospectuses contain further information.

    Fidelity VIP II Contrafund Portfolio is a registered trademark to FMR Corporation.

    On May 1, 2000, Northstar Galaxy Trust Portfolio changed its name to Pilgrim Variable Products Trust Portfolio (VP). Also on May 1, 2000, the Northstar Galaxy Trust Emerging Growth Portfolio and the Northstar Galaxy Trust Growth and Value Portfolio changed their names to Pilgrim VP SmallCap Opportunities Portfolio and Pilgrim VP Growth + Value Portfolio, respectively. In addition, sub-accounts investing in Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Alger Leveraged AllCap Portfolio and AIM VI Dent Demographic Trends Fund were made available to purchasers of products held in the Account.

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES:

    INVESTMENTS: The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are reinvested on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

    VARIABLE ANNUITY RESERVES: Net Assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by ReliaStar Life and may result in additional amounts being transferred into the Account by ReliaStar Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

    FEDERAL INCOME TAXES: The operations of the Account are included in the federal income tax return of ReliaStar Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, ReliaStar Life does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. ReliaStar Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

    USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

3.  CHARGES AND TRANSFERS:

    No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract. Certain charges are made by ReliaStar Life to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the contracts. These charges may include: an annual administrative/contract charge of $30 from each contract on the anniversary date or at the time of surrender if other than the anniversary date; and a daily administrative charge for mortality and expense risk assumed by ReliaStar Life. Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

    Transfers to (from) ReliaStar Life relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, policyholder transfers between the general account and the sub-accounts and other policyholder activity including contract deposit and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to (from) ReliaStar Life Insurance Company.

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


4. PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows (in thousands):

                                                                            COST OF                  PROCEEDS
                                                                            PURCHASES               FROM SALES
  FUND                                                                      ---------               ----------
  ----
  The Alger American Fund:
       Alger American Growth Portfolio                                      $ 17,908                 $ 17,859
       Alger American MidCap Growth Portfolio                                 20,482                   15,814
       Alger American Leveraged AllCap Portfolio                                 908                      547
       Alger American Small Capitalization Portfolio                          20,972                   21,497
  AIM Variable Insurance Funds:
       AIM VI Dent Demographic Trends Fund                                       556                      516
  Fidelity's Variable Insurance Products Fund (VIP):
       VIP Equity-Income Portfolio - IC Shares                                85,694                   94,274
       VIP Growth Portfolio - IC Shares                                       18,461                   33,203
       VIP High Income Portfolio                                              30,921                   32,475
       VIP Money Market Portfolio - IC Shares                                348,963                  342,273
       VIP Overseas Portfolio - IC Shares                                      2,365                    4,231
  Fidelity's Variable Insurance Products Fund II (VIP II):
       VIP II Asset Manager Portfolio - IC Shares                              2,245                    8,066
       VIP II Contrafund Portfolio - IC Shares                                14,395                   24,249
       VIP II Index 500 Portfolio - IC Shares                                  5,069                   18,072
       VIP II Investment Grade Bond Portfolio - IC Shares                     10,695                    5,343
  Janus Aspen Series:
       Aggressive Growth Portfolio                                            13,053                   18,174
       Growth Portfolio                                                        7,997                   12,140
       International Growth Portfolio                                         66,240                   68,467
       Worldwide Growth Portfolio                                             67,689                   75,933
  Neuberger Berman Advisers Management Trust:
       AMT Limited Maturity Bond Portfolio                                     4,649                    2,058
       AMT Partners Portfolio                                                  1,021                    2,061
       AMT Socially Responsive Portfolio                                       5,018                    4,875
  Pilgrim Variable Products Trust:
       Pilgrim VP Growth Opportunities Portfolio                                 647                      272
       Pilgrim VP Growth + Value Portfolio                                     4,159                    8,597
       Pilgrim VP High Yield Bond Portfolio                                    1,130                    1,064
       Pilgrim VP International Value Portfolio                                7,022                    6,595
       Pilgrim VP MagnaCap Portfolio                                             577                      291
       Pilgrim VP MidCap Opportunities Portfolio                                 475                      193
       Pilgrim VP Research Enhanced Index Portfolio                              177                    1,021
       Pilgrim VP SmallCap Opportunities Portfolio                             3,735                    7,118
  OCC Accumulation Trust:
       Equity Portfolio                                                        2,665                      935
       Global Equity Portfolio                                                   594                      286
       Managed Portfolio                                                       3,992                    2,341
       Small Cap Portfolio                                                     6,538                    3,316
  Putnam Variable Trust:
       Putnam VT Asia Pacific Growth Fund - Class IA Shares                      422                      422
       Putnam VT Diversified Income Fund - Class IA Shares                       454                    1,371
       Putnam VT Growth and Income Fund - Class IA Shares                     29,099                   35,467
       Putnam VT New Opportunities Fund - Class IA Shares                     14,658                   13,449
       Putnam VT Utilities Growth and Income Fund - Class IA Shares              695                    1,987
       Putnam VT Voyager Fund - Class IA Shares                               24,044                   18,711

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

5. CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:


                                                                                                2001
                                                                   --------------------------------------------------------------
                                                                    UNITS ISSUED     UNITS REDEEMED       NET INCREASE (DECREASE)
                                                                   -------------     --------------       -----------------------
The Alger American Fund:
        Alger American Growth Portfolio                                914,722           1,288,833                (374,111)
        Alger American MidCap Growth Portfolio                         729,548             815,356                 (85,808)
        Alger American Leverded AllCap Portfolio                       128,884              68,987                  59,897
        Alger American Small Capitalization Portfolio                2,542,704           2,615,305                 (72,601)
AIM Variable Insurance Funds:
        AIM VI Dent Demographic Trends Fund                             91,018              91,656                    (638)
Fidelity's Variable Insurance Products Fund (VIP):
        VIP Equity-Income Portfolio - IC Shares                      3,297,046           3,821,638                (524,592)
        VIP Growth Portfolio - IC Shares                               376,806           1,127,570                (750,764)
        VIP High Income Portfolio                                    2,014,320           2,350,553                (336,233)
        VIP Money Market Portfolio - IC Shares                      28,121,051          27,726,599                 394,452
        VIP Overseas Portfolio - IC Shares                                  --             228,943                (228,943)
Fidelity's Variable Insurance Products Fund II (VIP II):
        VIP II Asset Mander Portfolio - IC Shares                           --             396,443                (396,443)
        VIP II Contrafund Portfolio - IC Shares                        564,894           1,093,459                (528,565)
        VIP II Index 500 Portfolio - IC Shares                         243,030             756,955                (513,925)
        VIP II Investment Grade Bond Portfolio - IC Shares             478,518             169,538                 308,980
Janus Aspen Series:
        Aggressive Growth Portfolio                                    860,862           1,203,759                (342,897)
        Growth Portfolio                                               621,203             930,219                (309,016)
        International Growth Portfolio                               5,234,343           5,352,626                (118,283)
        Worldwide Growth Portfolio                                   5,059,807           5,643,758                (583,951)
Neuberger Berman Advisers Mandement Trust:
        AMT Limited Maturity Bond Portfolio                            215,121              28,973                 186,148
        AMT Partners Portfolio                                          56,632             183,765                (127,133)
        AMT Socially Responsive Portfolio                              470,187             454,575                  15,612
Pilgrim Variable Products Trust:
        Pilgrim VP Growth Opportunities Portfolio                       77,930              16,187                  61,743
        Pilgrim VP Growth + Value Portfolio                            178,886             363,466                (184,580)
        Pilgrim VP High Yield Bond Portfolio                            40,922              50,872                  (9,950)
        Pilgrim VP International Value Portfolio                       401,919             391,820                  10,099
        Pilgrim VP MagnaCap Portfolio                                   47,427              18,938                  28,489
        Pilgrim VP MidCap Opportunities Portfolio                       50,456               9,387                  41,069
        Pilgrim VP Research Enhanced Index Portfolio                    11,994              85,832                 (73,838)
        Pilgrim VP SmallCap Opportunities Portfolio                    128,706             224,231                 (95,525)
OCC Accumulation Trust:
        Equity Portfolio                                               113,504             (24,535)                138,039
        Global Equity Portfolio                                         20,760              (3,678)                 24,438
        Manded Portfolio                                               246,993             107,931                 139,062
        Small Cap Portfolio                                            247,573              34,917                 212,656
Putnam Variable Trust:
        Putnam VT Asia Pacific Growth Fund - Class IA Shares                --              47,970                 (47,970)
        Putnam VT Diversified Income Fund - Class IA Shares                 --             102,576                (102,576)
        Putnam VT Growth and Income Fund - Class IA Shares           1,265,825           1,596,021                (330,196)
        Putnam VT New Opportunities Fund - Class IA Shares             298,068             667,272                (369,204)
        Putnam VT Utilities Growth and Income Fund - Class IA
         Shares                                                             --              97,884                 (97,884)
        Putnam VT Voyager Fund - Class IA Shares                       129,064             787,379                (658,315)




                                                                                                2000
                                                                   --------------------------------------------------------------
                                                                    UNITS ISSUED     UNITS REDEEMED       NET INCREASE (DECREASE)
                                                                   -------------     --------------       -----------------------
The Alger American Fund:
        Alger American Growth Portfolio                              2,494,357           2,020,450                  473,907
        Alger American MidCap Growth Portfolio                       1,645,095           1,200,178                  444,917
        Alger American Leverded AllCap Portfolio                        57,722             (60,789)                 118,511
        Alger American Small Capitalization Portfolio                1,320,455           1,113,994                  206,461
AIM Variable Insurance Funds:
        AIM VI Dent Demographic Trends Fund                            186,349             (85,294)                 271,643
Fidelity's Variable Insurance Products Fund (VIP):
        VIP Equity-Income Portfolio - IC Shares                      3,718,798           4,704,273                 (985,475)
        VIP Growth Portfolio - IC Shares                               476,349             880,513                 (404,164)
        VIP High Income Portfolio                                      580,779             824,978                 (244,199)
        VIP Money Market Portfolio - IC Shares                      27,673,434          30,215,696               (2,542,262)
        VIP Overseas Portfolio - IC Shares                                 519             264,154                 (263,635)
Fidelity's Variable Insurance Products Fund II (VIP II):
        VIP II Asset Mander Portfolio - IC Shares                          310             612,772                 (612,462)
        VIP II Contrafund Portfolio - IC Shares                        975,056           1,305,115                 (330,059)
        VIP II Index 500 Portfolio - IC Shares                         743,180           1,112,605                 (369,425)
        VIP II Investment Grade Bond Portfolio - IC Shares             321,233             402,425                  (81,192)
Janus Aspen Series:
        Aggressive Growth Portfolio                                  1,282,212             203,202                1,079,010
        Growth Portfolio                                             1,109,994             110,020                  999,974
        International Growth Portfolio                               3,388,351           3,055,893                  332,458
        Worldwide Growth Portfolio                                   2,284,432           1,637,430                  647,002
Neuberger Berman Advisers Mandement Trust:
        AMT Limited Maturity Bond Portfolio                            263,766             115,865                  147,901
        AMT Partners Portfolio                                         170,215             334,556                 (164,341)
        AMT Socially Responsive Portfolio                               31,035               6,233                   24,802
Pilgrim Variable Products Trust:
        Pilgrim VP Growth Opportunities Portfolio                      113,124             (31,405)                 144,529
        Pilgrim VP Growth + Value Portfolio                            508,889              51,244                  457,645
        Pilgrim VP High Yield Bond Portfolio                           549,463             638,255                  (88,792)
        Pilgrim VP International Value Portfolio                     2,033,652           1,967,870                   65,782
        Pilgrim VP MagnaCap Portfolio                                   51,254              (9,002)                  60,256
        Pilgrim VP MidCap Opportunities Portfolio                       61,610              (1,735)                  63,345
        Pilgrim VP Research Enhanced Index Portfolio                    48,521             106,763                  (58,242)
        Pilgrim VP SmallCap Opportunities Portfolio                    525,046              46,044                  479,002
OCC Accumulation Trust:
        Equity Portfolio                                                58,345              63,163                   (4,818)
        Global Equity Portfolio                                        369,130             359,624                    9,506
        Manded Portfolio                                               154,999             265,484                 (110,485)
        Small Cap Portfolio                                            158,265              98,315                   59,950
Putnam Variable Trust:
        Putnam VT Asia Pacific Growth Fund - Class IA Shares             2,197              34,557                  (32,360)
        Putnam VT Diversified Income Fund - Class IA Shares              2,476             205,890                 (203,414)
        Putnam VT Growth and Income Fund - Class IA Shares           1,161,586           1,701,074                 (539,488)
        Putnam VT New Opportunities Fund - Class IA Shares             372,946             121,657                  251,289
        Putnam VT Utilities Growth and Income Fund - Class IA
         Shares                                                          1,168             136,810                 (135,642)
        Putnam VT Voyager Fund - Class IA Shares                       825,583             926,430                 (100,847)

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

   6. UNIT VALUES
      A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, investment income ratios and total returns for the period ended December 31, 2001, follows:

                                                                                                         NET ASSETS
                                                                   ----------------------------------------------------------------
                           SELECT*ANNUITY         SELECT*ANNUITY      SELECT*ANNUITY II          SELECT*ANNUITY III
                             II UNITS                III UNITS             UNIT VALUE                 UNIT VALUE          (000'S)
                           --------------         --------------   -------------------------   -----------------------  -----------
                                                                       2000         2001        2000          2001
                                                                       ----         ----        ----          ----
Alger American Growth Portfolio
December 31
          2001                  179,653              2,640,617         $ 15.91     $ 13.85     $ 15.87       $13.80      $ 38,928
Alger American MidCap Growth Portfolio
December 31
          2001                   97,384                786,283           17.63       16.26       17.58        16.20        14,325
Alger American Leveraged AllCap Portfolio
December 31
          2001                        -                178,408               -           -        7.48         6.20         1,106
Alger American Small Capitalization Portfolio
December 31
          2001                   36,645                532,602           11.62        8.08       11.59         8.05         4,586
AIM V.I. Dent Demographic Trends Fund
December 31
          2001                        -                271,005               -           -        7.81         5.24         1,420
Fidelity's VIP Equity-Income Portfolio - IC Shares
December 31
          2001                  975,657              2,584,578           45.59       42.77       24.62        23.07       101,409
Fidelity's VIP Growth Portfolio - IC Shares
December 31
          2001                1,078,961              2,506,074           63.72       51.78       29.67        24.10       117,089
Fidelity's VIP High Income Portfolio - IC Shares
December 31
          2001                  265,088              1,362,967           21.31       18.56       11.50        10.01        18,566
Fidelity's VIP Money Market Portfolio - IC Shares
December 31
          2001                  379,253              3,238,303           17.31       17.81       13.13        13.49        50,486
Fidelity's VIP Overseas Portfolio - IC Shares
December 31
          2001                  277,196                461,193           26.22       20.40       16.48        12.81        11,564
Fidelity's VIP II Asset Manager Portfolio - IC Shares
December 31
          2001                  654,315                922,421           24.14       22.85       16.80        15.89        29,641
Fidelity's VIP II Contrafund Portfolio - IC Shares
December 31
          2001                  136,446              2,545,232           14.91       12.92       25.64        22.19        58,234
Fidelity's VIP II Index 500 Portfolio - IC Shares
December 31
          2001                  316,368              2,853,460           30.74       26.67       28.70        24.88        79,444
Fidelity's VIP II Investment Grade Bond Portfolio - IC Shares
December 31
          2001                  201,792              1,602,587           17.67       18.92       13.79        14.75        27,453
Janus Aspen Series Aggressive Growth Portfolio
December 31
          2001                  175,453              1,598,947           21.63       12.93       21.57        12.88        22,862
Janus Aspen Series Growth Portfolio
December 31
          2001                  175,886              1,922,759           16.27       12.08       16.22        12.04        25,270
Janus Aspen Series International Growth Portfolio
December 31
          2001                  105,357                939,635           16.54       12.53       16.49        12.48        13,051
Janus Aspen Series Worldwide Growth Portfolio
December 31
          2001                  343,787              3,789,020           16.82       12.88       16.78        12.83        53,052
Neuberger Berman AMT Limited Maturity Bond Portfolio
December 31
          2001                   49,720                958,695           11.10       11.91       11.06        11.87        11,978
Neuberger Berman AMT Partners Portfolio
December 31
          2001                   40,616                822,839           11.13       10.67       11.10        10.63         9,184
Neuberger Berman AMT Socially Responsive Portfolio
December 31
          2001                        -                 62,695               -           -       10.34         9.83           616
Pilgrim Variable Trust Growth Opportunities Portfolio
December 31
          2001                        -                206,272               -           -        8.86         5.36         1,107
Pilgrim Variable Trust Growth + Value Portfolio
December 31
          2001                  114,138                862,865           20.46       13.93       34.19        23.26        21,664
Pilgrim Variable Trust High Yield Bond Portfolio
December 31
          2001                   18,597                266,875            8.42        8.37        8.40         8.34         2,381
Pilgrim Variable Trust International Value Portfolio
December 31
          2001                   39,280                368,448           17.56       15.31       17.51        15.25         6,220
Pilgrim Variable Trust MagnaCap Portfolio
December 31
          2001                        -                 88,745               -           -       10.07         8.89           789




                           SELECT*ANNUITY         SELECT*ANNUITY                   INVESTMENT   SELECT*ANNUITY II    SELECT*ANNUITY
                             II UNITS                III UNITS     EXPENSE RATIO  INCOME RATIO     TOTAL RETURN     III TOTAL RETURN
                           --------------         --------------  --------------- ------------  -----------------   ----------------
Alger American Growth Portfolio
December 31
          2001                  179,653              2,640,617      1.3% to 1.4%       0.24%         -12.97%           -13.04%
Alger American MidCap Growth Portfolio
December 31
          2001                   97,384                786,283      1.3% to 1.4%       0.00%          -7.75%            -7.82%
Alger American Leveraged AllCap Portfolio
December 31
          2001                        -                178,408          1.4%           0.00%               -           -11.41%
Alger American Small Capitalization Portfolio
December 31
          2001                   36,645                532,602      1.3% to 1.4%       0.05%         -30.43%           -30.49%
AIM V.I. Dent Demographic Trends Fund
December 31
          2001                        -                271,005          1.4%           0.00%               -           -32.86%
Fidelity's VIP Equity-Income Portfolio - IC Shares
December 31
          2001                  975,657              2,584,578      1.3% to 1.4%       1.87%          -6.20%            -6.28%
Fidelity's VIP Growth Portfolio - IC Shares
December 31
          2001                1,078,961              2,506,074      1.3% to 1.4%       0.09%         -18.73%           -18.80%
Fidelity's VIP High Income Portfolio - IC Shares
December 31
          2001                  265,088              1,362,967      1.3% to 1.4%      14.88%         -12.88%           -12.96%
Fidelity's VIP Money Market Portfolio - IC Shares
December 31
          2001                  379,253              3,238,303      1.3% to 1.4%       4.15%           2.83%             2.75%
Fidelity's VIP Overseas Portfolio - IC Shares
December 31
          2001                  277,196                461,193      1.3% to 1.4%       5.96%         -22.20%           -22.26%
Fidelity's VIP II Asset Manager Portfolio - IC Shares
December 31
          2001                  654,315                922,421      1.3% to 1.4%       4.64%          -5.34%            -5.42%
Fidelity's VIP II Contrafund Portfolio - IC Shares
December 31
          2001                  136,446              2,545,232      1.3% to 1.4%       0.87%         -13.39%           -13.46%
Fidelity's VIP II Index 500 Portfolio - IC Shares
December 31
          2001                  316,368              2,853,460      1.3% to 1.4%       1.25%         -13.25%           -13.32%
Fidelity's VIP II Investment Grade Bond Portfolio - IC Shares
December 31
          2001                  201,792              1,602,587      1.3% to 1.4%       4.98%           7.05%             6.96%
Janus Aspen Series Aggressive Growth Portfolio
December 31
          2001                  175,453              1,598,947      1.3% to 1.4%       0.00%         -40.24%           -40.29%
Janus Aspen Series Growth Portfolio
December 31
          2001                  175,886              1,922,759      1.3% to 1.4%       0.07%         -25.72%           -25.78%
Janus Aspen Series International Growth Portfolio
December 31
          2001                  105,357                939,635      1.3% to 1.4%       1.11%         -24.24%           -24.30%
Janus Aspen Series Worldwide Growth Portfolio
December 31
          2001                  343,787              3,789,020      1.3% to 1.4%       0.46%         -23.45%           -23.51%
Neuberger Berman AMT Limited Maturity Bond Portfolio
December 31
          2001                   49,720                958,695      1.3% to 1.4%       5.40%           7.36%             7.27%
Neuberger Berman AMT Partners Portfolio
December 31
          2001                   40,616                822,839      1.3% to 1.4%       0.40%          -4.10%            -4.18%
Neuberger Berman AMT Socially Responsive Portfolio
December 31
          2001                        -                 62,695          1.4%           0.00%               -            -4.92%
Pilgrim Variable Trust Growth Opportunities Portfolio
December 31
          2001                        -                206,272          1.4%           0.00%               -           -40.39%
Pilgrim Variable Trust Growth + Value Portfolio
December 31
          2001                  114,138                862,865      1.3% to 1.4%       0.00%         -31.89%           -31.95%
Pilgrim Variable Trust High Yield Bond Portfolio
December 31
          2001                   18,597                266,875      1.3% to 1.4%       7.65%          -0.62%            -0.70%
Pilgrim Variable Trust International Value Portfolio
December 31
          2001                   39,280                368,448      1.3% to 1.4%       1.60%         -12.82%           -12.90%
Pilgrim Variable Trust MagnaCap Portfolio
December 31
          2001                        -                 88,745          1.4%           1.33%               -           -11.69%

 17                              S-17

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. UNIT VALUES (CONTINUED)

     A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, investment income ratios and total returns for the period ended December 31, 2001, follows:


                                                                                                       NET ASSETS
                                                                            --------------------------------------------------------
                                        UNITS                                 SELECT*ANNUITY II       SELECT*ANNUITY III
                                        -----                                     UNIT VALUE              UNIT VALUE         (000'S)
                                                                            ----------------------  ----------------------   -------
                                                                                2000        2001       2000         2001
                                                                                ----        ----       ----         ----
      Pilgrim Variable Trust MidCap Opportunities Portfolio
      December 31
                2001                       --                104,414         $    --     $    --     $  8.86       $ 5.94    $   620
      Pilgrim Variable Trust Research Enhanced Index Portfolio
      December 31
                2001                    6,789                337,152            9.14        7.92       12.20        10.56      3,623
      Pilgrim Variable Trust SmallCap Opportunities Portfolio
      December 31
                2001                   78,132                773,226           28.48       19.91       42.17        29.46     24,351
      OCC Accumulation Trust Equity Portfolio
      December 31
                2001                   18,503                411,573           12.91       11.84       12.87        11.80      5,075
      OCC Accumulation Trust Global Equity Portfolio
      December 31
                2001                    5,870                 73,876           13.66       11.62       13.62        11.57        923
      OCC Accumulation Trust Managed Portfolio
      December 31
                2001                  161,527                999,699           11.97       11.23       11.93        11.19     13,011
      OCC Accumulation Trust Small Cap Portfolio
      December 31
                2001                   34,979                670,423           12.63       13.50       12.59        13.45      9,491
      Putnam VT Asia Pacific Growth Fund Class IA Shares
      December 31
                2001                       --                140,982              --          --        9.62         7.24      1,020
      Putnam VT Diversified Income Fund Class IA Shares
      December 31
                2001                   14,593                391,057           12.72       13.04       12.12        12.40      5,041
      Putnam VT Growth and Income Fund Class IA Shares
      December 31
                2001                  178,598              1,954,819           24.57       22.75       23.83        22.05     47,202
      Putnam VT New Opportunities Fund Class IA Shares
      December 31
                2001                       --              1,975,294              --          --       26.33        18.18     35,909
      Putnam VT Utilities Growth and Income Fund Class IA Shares
      December 31
                2001                   18,898                317,996           23.32       17.92       22.14        17.00      5,756
      Putnam VT Voyager Fund Class IA Shares
      December 31
                2001                  382,664              2,928,626           32.00       24.56       30.54        23.42     78,013




                                                                        EXPENSE      INVESTMENT   SELECT*ANNUITY    SELECT*ANNUITY
                                                                         RATIO      INCOME RATIO  II TOTAL RETURN  III TOTAL RETURN
                                                                      ------------  ------------  ---------------  ----------------



      Pilgrim Variable Trust MidCap Opportunities Portfolio
      December 31
                2001                                                       1.4%           0.02%             --            -32.93%
      Pilgrim Variable Trust Research Enhanced Index Portfolio
      December 31
                2001                                                   1.3% to 1.4%       0.53%        -13.38%            -13.45%
      Pilgrim Variable Trust SmallCap Opportunities Portfolio
      December 31
                2001                                                   1.3% to 1.4%       0.00%        -30.08%            -30.14%
      OCC Accumulation Trust Equity Portfolio
      December 31
                2001                                                   1.3% to 1.4%       0.56%         -8.23%             -8.31%
      OCC Accumulation Trust Global Equity Portfolio
      December 31
                2001                                                   1.3% to 1.4%       0.00%        -14.95%            -15.02%
      OCC Accumulation Trust Managed Portfolio
      December 31
                2001                                                   1.3% to 1.4%       2.16%         -6.15%             -6.23%
      OCC Accumulation Trust Small Cap Portfolio
      December 31
                2001                                                   1.3% to 1.4%       0.78%          6.92%              6.83%
      Putnam VT Asia Pacific Growth Fund Class IA Shares
      December 31
                2001                                                       1.4%           0.00%             --            -24.82%
      Putnam VT Diversified Income Fund Class IA Shares
      December 31
                2001                                                   1.3% to 1.4%       7.70%          2.47%              2.38%
      Putnam VT Growth and Income Fund Class IA Shares
      December 31
                2001                                                   1.3% to 1.4%       1.73%         -7.39%             -7.47%
      Putnam VT New Opportunities Fund Class IA Shares
      December 31
                2001                                                       1.4%           0.00%             --            -30.96%
      Putnam VT Utilities Growth and Income Fund Class IA Shares
      December 31
                2001                                                   1.3% to 1.4%       3.35%        -23.17%            -23.23%
      Putnam VT Voyager Fund Class IA Shares
      December 31
                2001                                                   1.3% to 1.4%       0.12%        -23.26%            -23.32%

                          INDEPENDENT AUDITOR'S REPORT

Board of Directors
ReliaStar Life Insurance Company


We have audited the accompanying statements of assets and liabilities of the ReliaStar Select Variable Account sub-accounts (Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American Small Capitalization Portfolio, AIM VI Dent Demographic Trends Fund, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Money Market Portfolio, VIP Overseas Portfolio, VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio, VIP II Index 500 Portfolio, VIP II Investment Grade Bond Portfolio, Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio, AMT Socially Responsive Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP Growth + Value Portfolio, Pilgrim VP High Yield Bond Portfolio, Pilgrim VP International Value Portfolio, Pilgrim VP MagnaCap Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Pilgrim VP Research Enhanced Index Portfolio, Pilgrim VP SmallCap Opportunities Portfolio, Equity Portfolio, Global Equity Portfolio, Managed Portfolio Small Cap Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT New Opportunities Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund) as of December 31, 2001 and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of sub-accounts constituting ReliaStar Select Variable Account as of December 31, 2001, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP



Minneapolis, Minnesota
February 15, 2002

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
                    FINANCIAL STATEMENTS -- STATUTORY BASIS
                     YEARS ENDED DECEMBER 31, 2001 AND 2000

CONTENTS

Report of Independent Auditors..............................   F-2
Audited Financial Statements -- Statutory Basis
Balance Sheets -- Statutory Basis...........................   F-3
Statements of Operations -- Statutory Basis.................   F-5
Statements of Changes in Capital and Surplus -- Statutory
  Basis.....................................................   F-6
Statements of Cash Flows -- Statutory Basis.................   F-7
Notes to Financial Statements -- Statutory Basis............   F-9

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

REPORT OF INDEPENDENT AUDITORS

Board of Directors and Shareholder
ReliaStar Life Insurance Company
Minneapolis, Minnesota

     We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company (an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2000 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Reliastar Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

     However, in our opinion the financial statements referred to above present fairly, in all material respects, the financial position of Reliastar Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce.

     As discussed in Note 3 to the financial statements, in 2001 Reliastar Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Minnesota Department of Commerce.
                                          /s/ Ernst & Young LLP

March 29, 2002

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                       BALANCE SHEETS -- STATUTORY BASIS

                                                                   DECEMBER 31
                                                                ------------------
                                                                 2001       2000
                                                                -------    -------
                                                                  (IN MILLIONS)
ASSETS
Bonds.......................................................    $ 4,956    $ 4,464
Stocks......................................................        860        783
Mortgage loans on real estate...............................        794        575
Real estate (less encumbrances: 2001, $0; 2000, $0).........        101        107
Policy loans................................................        263        260
Cash on hand and on deposit.................................        130         11
Short-term investments......................................        138         56
Other invested assets.......................................         92         71
                                                                -------    -------
Total cash and invested assets..............................      7,334      6,327
Reinsurance balances recoverable............................         87         73
Life insurance premiums and annuity considerations deferred
  and uncollected...........................................         83        123
Accident and health premiums due and unpaid.................         36        104
Transfers from separate account due and accrued.............        156        294
Investment income due and accrued...........................         83         85
Federal income tax receivable (including $47 admitted
  deferred tax asset at December 31, 2001)..................         87         61
Other admitted assets.......................................         97        108
Separate account assets.....................................      3,973      4,501
                                                                -------    -------
Total admitted assets.......................................    $11,936    $11,382
                                                                =======    =======

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                                                                        DECEMBER 31
                                                                ---------------------------
                                                                   2001             2000
                                                                ----------       ----------
                                                                   (IN MILLIONS, EXCEPT
                                                                PARENTHETICAL DISCLOSURES)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts.............     $ 4,625          $ 4,310
  Accumulations and deposit fund liabilities................         606              493
  Policy and contract claims................................         502              489
  Policyholders' dividends..................................          19               20
  Other policy and contract liabilities.....................          63               62
                                                                 -------          -------
                                                                   5,815            5,374
  Commissions payable.......................................          47               74
  General expenses due or accrued...........................          48               60
  Taxes, licenses, and fees due or accrued, excluding
     federal income taxes...................................          12               10
  Unearned investment income................................           8                8
  Interest maintenance reserve..............................          11                2
  Asset valuation reserve...................................          65               66
  Indebtedness to related parties...........................          51               --
  Other liabilities.........................................         724              405
  Separate account liabilities..............................       3,970            4,498
                                                                 -------          -------
Total liabilities...........................................      10,751           10,497
Capital and surplus:
  Common capital stock......................................           3                3
  Preferred capital stock ($100,000 at December 31, 2001 and
     2000)..................................................          --               --
  Surplus note..............................................         100              100
  Gross paid in and contributed surplus.....................         957              820
  Unassigned surplus........................................         125              256
  Less treasury stock -- preferred stock (($100,000) at
     December 31, 2001 and 2000)............................          --               --
                                                                 -------          -------
Total capital and surplus...................................       1,185            1,179
                                                                 -------          -------
Total liabilities and capital and surplus...................     $11,936          $11,676
                                                                 =======          =======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
PREMIUMS AND OTHER REVENUES
Premiums and annuity considerations.........................    $1,797    $1,861
Considerations for supplementary contracts and dividend
  accumulations.............................................         2         2
Net investment income.......................................       470       414
Separate account fee revenue................................        14       113
Other income................................................        71     1,052
                                                                ------    ------
Total revenues..............................................     2,354     3,442
BENEFITS PAID OR PROVIDED
Death benefits..............................................       761       682
Annuity benefits............................................        85        70
Disability and accident and health benefits.................       244       301
Surrender benefits and other fund withdrawals...............       457     1,260
Payments on supplementary contracts and of dividend
  accumulations.............................................         2         2
Change in reserve for policies and contracts................       424       155
Other.......................................................        16        10
Net transfers to separate accounts..........................       158       302
                                                                ------    ------
Total benefits paid or provided.............................     2,147     2,782
INSURANCE EXPENSES
Commissions.................................................       233       283
General insurance expenses..................................       244       241
Insurance taxes, licenses and fees, excluding federal income
  taxes.....................................................        35        34
Other.......................................................        26       336
                                                                ------    ------
Total benefits and expenses.................................     2,685     3,374
                                                                ------    ------
Net loss from operations before dividends to policyholders
  and federal income taxes..................................      (331)     (234)
Dividends to policyholders..................................        24        25
                                                                ------    ------
Net loss from operations before federal income taxes........      (355)     (259)
Federal income taxes........................................      (125)      (60)
                                                                ------    ------
Net loss from operations before realized capital losses.....      (230)     (199)
Net realized capital losses, net of tax (2001 -- $11;
  2000 -- $(10).............................................       (22)      (44)
                                                                ------    ------
Net loss....................................................    $ (252)   $ (243)
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Capital and surplus, beginning of year......................    $1,179    $1,154
Net loss....................................................      (252)     (243)
Dividends to Parent.........................................        --       (61)
Change in net unrealized capital gains and losses...........        96        23
Change in non-admitted assets and related items.............       (33)       (1)
Change in liability for reinsurance in unauthorized
  companies.................................................         6       (25)
Transfer of prepaid pension asset...........................      (133)       --
Change in accounting principle, net of tax..................       147        --
Change in net deferred income tax...........................        29        --
Change in reserve related to change in valuation basis......        --        (3)
Decrease in asset valuation reserve.........................         1        20
Capital contribution from Parent............................       137       314
Other changes in capital and surplus, net...................         8         1
                                                                ------    ------
Capital and surplus, end of year............................    $1,185    $1,179
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
OPERATING ACTIVITIES
Premiums and annuity considerations.........................    $1,886    $1,882
Charges and fees for deposit-type funds.....................       (64)       --
Considerations for supplementary contracts and dividend
  accumulations.............................................         2         2
Commission and expense allowances on reinsurance ceded......        42        52
Net investment income.......................................       434       408
Fees from separate accounts.................................        14       116
Other income................................................        14       707
Life and accident and health claims.........................    (1,005)     (796)
Surrender benefits and other fund withdrawals...............      (457)   (1,260)
Other benefits to policyholders.............................      (106)      (92)
Commissions, other expenses and taxes.......................      (591)     (531)
Net transfers to separate accounts..........................       (10)     (341)
Dividends to policyholders..................................       (25)      (23)
Federal income taxes........................................       146       (43)
                                                                ------    ------
Net cash from operations....................................       280        81

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
           STATEMENTS OF CASH FLOWS -- STATUTORY BASIS -- (CONTINUED)

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
  Bonds.....................................................    $4,629    $1,512
  Stocks....................................................        56     1,051
  Mortgage loans............................................        49       265
  Real estate...............................................         3        11
  Other invested assets.....................................        10        14
  Miscellaneous proceeds....................................        65         1
Taxes on capital gains and losses...........................       (11)        9
                                                                ------    ------
Total investment proceeds...................................     4,801     2,863
Cost of investments acquired:
  Bonds.....................................................    (5,127)   (2,067)
  Stocks....................................................       (49)   (1,063)
  Mortgage loans............................................      (268)      (57)
  Real estate...............................................        (1)      (13)
  Other invested assets.....................................       (25)      (29)
  Miscellaneous applications................................        --       (19)
                                                                ------    ------
Total investments acquired..................................    (5,470)   (3,248)
Net change in policy loans and premium notes................        (2)      (10)
                                                                ------    ------
Net cash used for investments...............................      (671)     (395)
FINANCING AND MISCELLANEOUS ACTIVITIES
Dividends to Parent.........................................        --       (61)
Capital contribution from Parent............................       137       314
Borrowed money..............................................       225        74
Other sources, net..........................................       230       (52)
                                                                ------    ------
Net cash from financing and miscellaneous activities........       592       275
                                                                ------    ------
Net change in cash and short-term investments...............       201       (39)
Cash and short-term investments at beginning of year........        67       106
                                                                ------    ------
Cash and short-term investments at end of year..............    $  268    $   67
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING

NATURE OF OPERATIONS

     ReliaStar Life Insurance Company (the Company) is principally engaged in the business of providing individual life insurance and annuities; employee benefit products and services; retirement plans; and life and health reinsurance. The Company operates primarily in the United States and is authorized to conduct business in all states, except New York.

     All outstanding shares of the Company are owned by ReliaStar Financial Corp. (ReliaStar), a holding and management company domiciled in Delaware. ReliaStar's ultimate parent is ING Groep, N.V. (ING), a global financial services company based in Amsterdam, the Netherlands. ING acquired ReliaStar in September 2000. The Company owns at December 31, 2001, directly and indirectly, all capital stock of the following companies: Northern Life Insurance Company, Norlic, Inc., Security-Connecticut Life Insurance Company, ReliaStar Life Insurance Company of New York, ReliaStar Reinsurance Group (UK), Ltd. and NWNL Benefits Corporation.

USE OF ESTIMATES

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BASIS OF PRESENTATION

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, whose practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant of these differences are as follows:

INVESTMENTS

     Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED


INVESTMENTS, CONTINUED

reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred, and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

VALUATION ALLOWANCES

     The asset valuation reserve (AVR) is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

SEPARATE ACCOUNTS

     The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable universal life and 401(k) contracts and represent policyholder-directed funds that are separately administered. The assets (primarily investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The assets and liabilities of these accounts are carried at fair value.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED


SEPARATE ACCOUNTS, CONTINUED

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

REINSURANCE

     For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Such treatment is not required by GAAP. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

BENEFIT AND CONTRACT RESERVES

     Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

POLICY ACQUISITION COSTS

     The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

NON-ADMITTED ASSETS

     Certain assets designated as "nonadmitted," principally past-due agents' balances, deferred federal income taxes, aged reinsurance receivable and other intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Prior to January 1, 2001, nonadmitted assets included certain assets designated as nonadmitted. Under GAAP, such assets are included in the balance sheet.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED

PARTICIPATION FUND ACCOUNT

     On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

     The Plan provided for the establishment of a Participation Fund Account
(PFA) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $300 million as of December 31, 2001) with respect to such policies are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

STATEMENTS OF CASH FLOWS

     Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

RECONCILIATION TO GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

INVESTMENTS

     Other significant accounting practices are as follows:

     Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset-backed securities, which are valued using the prospective method.

          Redeemable preferred stocks are reported at amortized cost or the lower of amortized cost or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains/(losses) were reported in unassigned surplus without any adjustment for federal income taxes.

          The Company uses interest rate swaps, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED


INVESTMENTS, CONTINUED

     items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Mortgage loans are reported at unpaid principal balances, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities. Dollar roll transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis. Preferred stocks in good standing are valued at cost, which approximates market value.

     Investment real estate and buildings owned and occupied by the Company are carried at cost less accumulated depreciation and encumbrances, or market value if lower.

     Real estate acquired in satisfaction of debt is stated at the lower of the appraised value of the asset foreclosed, or book value of the mortgage at the date of foreclosure.

     Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

     Subsidiaries of the Company are accounted for using the equity method of accounting. Insurance subsidiaries are carried at their statutory book value and non-insurance subsidiaries are carried at their book value calculated in accordance with generally accepted accounting principles. The reported net income of the Company's subsidiaries is included in investment income, while all other changes in the net assets of subsidiaries are included in unrealized gains and losses. The assets and liabilities of the Company's subsidiaries are not consolidated with the assets and liabilities of the Company.

     The Company uses straight-line depreciation for all of its depreciable assets, with useful lives varying depending on the asset. For real estate subject to long-term leases, a depreciation method is used to result in accounting similar to direct financing leases whereby the excess of aggregate rentals over cost (reduced by

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED


INVESTMENTS, CONTINUED

estimated residual value) is recognized as investment income over the term of the lease at an approximately constant periodic rate of return.

     Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in surplus. Income tax effects of unrealized gains and losses are not recognized. Realized gains and losses on expired futures contracts have been deferred and are being amortized over the life of the asset or liability the future contracts hedged.

     Due and accrued income is excluded from investment income on mortgage loans, bonds and short-term investments where interest is past due more than 90 days. The total amount excluded at December 31, 2001 and 2000 was $0 and $3 million, respectively.

PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, were as follows:

                                                                GROSS    NET OF LOADING
                                                                -----    --------------
Industrial..................................................     $--          $--
Ordinary new business.......................................       5            5
Ordinary renewal............................................      24           25
Credit Life.................................................       2            2
Group Life..................................................      70           59
Group Annuity...............................................      (8)          (8)
                                                                 ---          ---
Total.......................................................     $93          $83
                                                                 ===          ===

AGGREGATE RESERVES FOR POLICIES AND CONTRACTS

     Reserves for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates and mortality assumptions prescribed by state regulatory authorities. Annuity reserves are computed using interest rates and mortality assumptions where needed as prescribed by state regulatory authorities. Waiver of premium reserves (group disabled life reserves) are determined using morbidity and termination assumptions primarily based on the 1970 Intercompany Group Disability Table, using an interest rate of 5.25% to 6.25% for disablements. Reserves for long-term disability policies are primarily based on the 1981 Company Termination Table, using an interest rate of 5.5% to 10.3% for disablements prior to 1993 and the 1987 CGDT using an interest rate of 5.5% to 6.25% for disablements subsequent to 1992. Liabilities for unpaid accident and health claims are estimates of the ultimate net cost of all reported and unreported claims not yet settled. These reserves are estimated using actuarial analyses and case basis evaluations.

     The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED

AGGREGATE RESERVES FOR POLICIES AND CONTRACTS, CONTINUED

     All substandard policies except Adjustable Life and Universal Life are valued as standard plus an amount determined by valuation representing the excess amount of the multiple table reserves over the standard reserves. All Adjustable Life and Universal Life policies are valued directly on a multiple table basis.

     As of December 31, 2001, the Company had insurance in force of $2 billion for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Minnesota. Reserves to cover this insurance totaled $14 million at December 31, 2001.

     Of the total annuity reserves and deposit fund liabilities at December 31, 2001, approximately 16% were subject to discretionary withdrawal -- with adjustment; approximately 18% were subject to discretionary withdrawal -- without adjustment; approximately 9% were not subject to discretionary withdrawal provisions; and approximately 57% were related to "market value" reserves in separate accounts without investment guarantees whose surrender values vary with the market value of the invested assets supporting the reserves.

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the underlying policies and the terms of the reinsurance contract.

DEFERRED TAXES

     Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and the tax bases of assets and liabilities. Starting in 2001, deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     Premiums on life insurance and annuity contracts are generally recognized as revenue over the premium-paying period of the contract. Contract benefits are recognized over the life of the contract by providing reserves for future policy and contract benefits.

     Costs of acquiring new business are charged to operating expenses when incurred.

RECLASSIFICATIONS

     Certain prior year amounts in the ReliaStar Life Insurance Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial statement presentation.

2. PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES

     The Company prepares statutory basis financial statements in accordance with accounting practices prescribed or permitted by the State of Minnesota Department of Insurance. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompasses all accounting practices

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

2. PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES, CONTINUED

that are not prescribed; such practices may differ from state to state, and from company to company within a state, and may change in the future.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the State of Minnesota Insurance Department. As of December 31, 2001 and 2000, the Company had no such permitted accounting practices.

3. ACCOUNTING CHANGES

     The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of Minnesota has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. The Company adopted the revised Accounting Practices and Procedures Manual on January 1, 2001.

     Accounting changes adopted to conform to the provisions of the Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased unassigned surplus approximately $147 million as of January 1, 2001. Included in this total adjustment were adjustments to increase unassigned surplus with $42 million related to net admitted deferred tax assets and approximately $120 million related to qualified pension plan assets which were subsequently non-admitted. Offsetting these increases was a $21 million adjustment to record liabilities for the Company's non-qualified pensions plans.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

4. INVESTMENTS

BONDS

     The statement value and estimated market values of investments in bonds by type of investment were as follows at December 31:

                                                                           GROSS UNREALIZED     ESTIMATED
                                                              STATEMENT    -----------------     MARKET
                                                                VALUE      GAINS    (LOSSES)      VALUE
                                                              ---------    -----    --------    ---------
                                                                             (IN MILLIONS)
2001
United States Government and government agencies and
  authorities.............................................     $   97      $  2       $ (1)      $   98
States, municipalities and political subdivisions.........         34         8         --           42
Foreign governments.......................................         68         6         (1)          73
Public utilities..........................................        189         6         (2)         194
Corporate Securities......................................      2,213        74        (34)       2,253
Mortgage-backed/structured securities.....................      2,355        63        (45)       2,373
                                                               ------      ----       ----       ------
Total.....................................................     $4,956      $159       $(82)      $5,033
                                                               ======      ====       ====       ======
2000
United States Government and government agencies and
  authorities.............................................     $  231      $ 12       $ --       $  243
States, municipalities and political subdivisions.........          8        --         --            8
Foreign governments.......................................         34         1         --           34
Public utilities..........................................        312         5         (3)         314
Corporate Securities......................................      2,575        40        (44)       2,571
Mortgage-backed/structured securities.....................      1,304        29        (45)       1,289
                                                               ------      ----       ----       ------
Total.....................................................     $4,464      $ 87       $(92)      $4,459
                                                               ======      ====       ====       ======

     At December 31, 2001 and 2000, bonds with an amortized cost of $83,604,000 and $54,797,000 respectively, were on deposit with various insurance departments to meet regulatory requirements.

     The statement value and estimated market value of bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 DECEMBER 31, 2001
                                                                -------------------
                                                                AMORTIZED     FAIR
                                                                  COST       VALUE
                                                                ---------    ------
                                                                   (IN MILLIONS)
Maturing in:
  One year or less..........................................     $   67      $   69
  One to Five years.........................................        952         979
  Five to Ten years.........................................      1,170       1,190
  Ten years or later........................................        412         422
Mortgage-backed/structured securities.......................      2,355       2,373
                                                                 ------      ------
Total.......................................................     $4,956      $5,033
                                                                 ======      ======

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

4. INVESTMENTS, CONTINUED


BONDS, CONTINUED

     The estimated market values for actively traded marketable bonds are determined based upon quoted market prices. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated market values. Estimated market values of privately placed bonds, which are not considered problems, are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates market values which the Company considers reflective of the estimated market value of each privately placed bond. Estimated market values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     At December 31, 2001, the largest industry concentration of the private placement portfolio was mortgage-backed/structured finance where 26% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance, where 43% of the portfolio was invested.

STOCKS

     The cost and statement value of stocks were as follows:

                                                                2001     2000
                                                                -----    -----
                                                                (IN MILLIONS)
Unaffiliated:
  Cost......................................................    $ 28     $ 30
  Gross unrealized gains....................................      --       --
  Gross unrealized losses...................................      (2)      (2)
                                                                ----     ----
  Statement value...........................................      26       28
Affiliated -- statement value...............................     834      755
                                                                ----     ----
Total statement value.......................................    $860     $783
                                                                ====     ====

MORTGAGE LOANS ON REAL ESTATE

     The maximum and minimum lending rates for all mortgage loans issued during 2001 were 7.79% and 6.00%, respectively.

     During 2001 and 2000, the Company did not reduce interest rates of outstanding mortgage loans.

     The maximum percentage of any one loan to the value of security at the time of the loan was 74%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan that would be permitted by law on the land without buildings. As of December 31, 2001, the Company held no mortgages with interest more than 180 days overdue.

     At December 31, 2001, the largest geographic concentration of commercial mortgage loans was in the Pacific region of the United States, where approximately 28% of the commercial mortgage loan portfolio was invested.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

4. INVESTMENTS, CONTINUED

INVESTMENT INCOME

     Investment income summarized by type of investment was as follows:

                                                                  YEAR ENDED
                                                                 DECEMBER 31
                                                                --------------
                                                                2001     2000
                                                                -----    -----
                                                                (IN MILLIONS)
Bonds.......................................................    $378     $314
Common Stock-Affiliates.....................................      52       16
Mortgage Loans on Real Estate...............................      49       58
Real Estate.................................................      28       25
Policy Loans................................................      17       16
Short-Term Investments......................................       1        5
Other.......................................................      (1)      16
                                                                ----     ----
Gross Investment Income.....................................     524      450
Investment Expenses.........................................      54       36
                                                                ----     ----
Net investment income.......................................    $470     $414
                                                                ====     ====

REALIZED INVESTMENT GAINS AND LOSSES

     Net realized capital gains (losses) were as follows:

                                                                  YEAR ENDED
                                                                 DECEMBER 31
                                                                --------------
                                                                2001      2000
                                                                ----      ----
                                                                (IN MILLIONS)
Bonds:
  Gross gains...............................................    $ 33      $ 14
  Gross losses..............................................     (20)      (63)
Mortgage loans on real estate...............................      --        (9)
Other.......................................................      (6)       (6)
                                                                ----      ----
Net pretax realized capital gains and losses................       7       (64)
Income tax (expense) benefit................................     (11)       10
Net pretax realized capital gains and losses transferred to
  interest maintenance reserve (IMR)........................     (27)       15
Income tax expense (benefit) transferred to IMR.............       9        (5)
                                                                ----      ----
Net realized capital losses, net of tax.....................    $(22)      (44)
                                                                ====      ====

     Proceeds from the sale of bonds were $4.6 billion and $1.5 billion during 2001 and 2000, respectively.

     As part of its investment strategy, the Company enters into dollar rolls transactions to increase its return on investments and improve liquidity. Dollar rolls involve the sale of securities and an agreement to repurchase substantially the same security as the security sold. Such borrowings averaged approximately $37 million during 2001 and were collateralized by investment in securities with fair values approximately equal to the loan value. The balance of dollar roll transactions at December 31, 2001 was $249 million. The primary risk associated with short term collateralized borrowings is that the counter Party will be unable to perform under

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

4. INVESTMENTS, CONTINUED


REALIZED INVESTMENT GAINS AND LOSSES, CONTINUED

the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.

     The Company participates in reverse repurchase transactions. Such transactions involve the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate duration. The terms of the reverse repurchase agreement call for payment of interest at a rate of between 1.80% and 2.26%. Amounts due related to reverse repurchase transactions as of December 31, 2001 were $37 million.

5. DERIVATIVE INSTRUMENTS

     The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The Company is not a party to leveraged derivatives.

     The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures investment asset portfolios with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.

     The Company uses interest rate swaps and equity indexed call options as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments. The equity indexed call options are based on the S&P 500 Index and are used to hedge the Company's equity indexed annuity product. On the termination date, the counterparty will make one payment to the Company based on the level of the index and strike price.

     The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations, given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment. The positive market value of swap positions is included in the computation of the maximum issuer limitation.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2001 and 2000 (in millions):

                                                                      DECEMBER 31, 2001
                                                                -----------------------------
                                                                NOTIONAL    CARRYING    FAIR
                                                                 AMOUNT      VALUE      VALUE
                                                                --------    --------    -----
Interest rate contracts:
  Swaps.....................................................     $360.0       $ --      $28.5
  Options owned.............................................        6.3        1.3        1.3
                                                                 ------       ----      -----
Total derivatives...........................................     $366.3       $1.3      $29.8
                                                                 ======       ====      =====

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

5. DERIVATIVE INSTRUMENTS, CONTINUED


                                                                      DECEMBER 31, 2000
                                                                -----------------------------
                                                                NOTIONAL    CARRYING    FAIR
                                                                 AMOUNT      VALUE      VALUE
                                                                --------    --------    -----
Interest rate contracts:
  Swaps.....................................................     $155.0       $ --      $3.2
  Options owned.............................................        6.3        1.4       1.4
                                                                 ------       ----      ----
Total derivatives...........................................     $161.3       $1.4      $4.6
                                                                 ======       ====      ====

6. EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT PLAN

     The Company has defined benefit pension plans covering substantially all of its employees. The benefits are based on years of service and the employee's average annual compensation during the last five years of employment. The Company's funding and accounting policies are consistent with the funding requirements of Federal law and regulations. As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING America Insurance Holdings, including ReliaStar Life Insurance Company, were merged into one plan which will be recognized in ING's financial statements. As a result, the Company transferred its qualified pension assets and liabilities to ING North America Insurance corporation, an affiliate. In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees through an unfunded postretirement benefit plan. A summary of assets, obligations, and assumptions of the Pension and Other Post Retirement Benefit Plans is as follows:

                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                -----------------       --------------
                                                                  2001      2000        2001     2000
                                                                --------    -----       -----    -----
                                                                  (IN MILLIONS)         (IN MILLIONS)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year.....................    $    --      $--        $14.2    $13.5
Adoption of Codification....................................      228.8      --            --       --
Service cost................................................        2.4      --           0.7      0.2
Interest cost...............................................       17.4      --           1.1      0.4
Contribution by plan participants...........................         --      --           0.5      0.5
Actuarial gain (loss).......................................        7.1      --          (4.6)     0.6
Benefits paid...............................................       (6.5)     --          (1.2)    (0.9)
Plan amendments.............................................       (0.2)     --           3.3       --
Business combinations, divestitures, curtailments,
  settlements and special termination benefits..............     (221.1)     --           1.0       --
                                                                -------      --         -----    -----
Benefit obligation at end of year...........................    $  27.9      $--        $15.0    $14.2
                                                                =======      ==         =====    =====

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

6. EMPLOYEE BENEFIT PLANS, CONTINUED

DEFINED BENEFIT PLAN, CONTINUED


                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                -----------------       --------------
                                                                  2001      2000        2001     2000
                                                                --------    -----       -----    -----
                                                                  (IN MILLIONS)         (IN MILLIONS)
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year..............    $    --      $--        $  --    $  --
Adoption of Codification....................................      327.5      --            --       --
Actual return on plan assets................................      (83.9)     --            --       --
Employer contribution.......................................        2.0      --           0.8      0.5
Plan participants' contributions............................         --      --           0.5      0.5
Benefits paid...............................................       (6.5)                 (1.3)    (1.0)
Business combinations, divestitures and settlements.........     (239.1)     --            --       --
                                                                -------      --         -----    -----
Fair value of plan assets at end of year....................    $    --      $--        $  --    $  --
                                                                =======      ==         =====    =====

                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                ----------------      ------------------
                                                                 2001       2000       2001        2000
                                                                ------      ----      ------      ------
                                                                 (IN MILLIONS)          (IN MILLIONS)
FUNDED STATUS
Funded status at December 31................................    $(27.9)     $--       $(15.0)     $(14.2)
Unamortized prior service cost..............................        --       --          3.3          --
Unrecognized net gain or (loss).............................        --       --         (4.1)        0.6
                                                                ------      ---       ------      ------
Net amount recognized.......................................    $(27.9)     $--       $(15.8)     $(13.6)
                                                                ======      ===       ======      ======

     Upon the adoption of Codification, the pension benefits related to vested employees not previously recognized has been recorded as part of the cumulative effect of accounting change adjustment.

     The pension benefits obligation for non-vested employees at December 31, 2001 and 2000 amounted to $0.1 million and $4.4 million, respectively. The other benefits obligation for non-vested employees at December 31, 2001 and 2000, amounted to $0 million and $3.1 million, respectively.

                                                                PENSION BENEFITS      OTHER BENEFITS
                                                                ----------------      --------------
                                                                 2001       2000      2001      2000
                                                                ------      ----      ----      ----
                                                                 (IN MILLIONS)        (IN MILLIONS)
COMPONENTS OF NET PERIODIC BENEFIT COST:
  Service cost..............................................    $  2.4                $0.7      $0.2
  Interest cost.............................................      17.4                 1.1       0.4
  Expected return on plan assets............................     (29.7)      --         --        --
  Amortization of unrecognized transition obligation or
     transition asset.......................................        --       --         --        --
  Amount of recognized gains and losses.....................        --       --         --        --
  Amount of prior service cost recognized...................       1.2       --         --        --
  Amount of gain or loss recognized due to a settlement or
     curtailment............................................       0.9       --         --        --
                                                                ------      ---       ----      ----
Total net periodic benefit cost.............................    $ (7.8)      --       $1.8      $0.6
                                                                ======      ===       ====      ====

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

6. EMPLOYEE BENEFIT PLANS, CONTINUED

DEFINED BENEFIT PLAN, CONTINUED

     Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2001 and 2001 were as follows:

                                                                2001      2000
                                                                ----      ----
Weighted-average discount rate..............................    7.50%     7.75%
Rate of increase in compensation level......................    4.50%     5.00%
Expected long-term rate of return on assets.................     N/A      9.25%

     The postretirement plan is contributory, to retired contribution levels adjusted annually; the life insurance portion of the plan provides a flat amount of noncontributory coverage with optional contributory coverage. The discount rate used in determining the postretirement benefit obligation as of December 31, 2001 was 7.50% and the health care cost trend rate used was 8.0% trending to 5.5% in 2007 and thereafter.

     A one percentage-point increase in the assumed health care cost trend rate would increase the postretirement benefit obligation by approximately $967,000 and increase the service and interest cost components of annual expense by approximately $150,000.

     Effective June 25, 2001, ReliaStar transferred sponsorship of the Success Sharing Plan and ESOP (Success Sharing Plan) to ING Holdings. The Company participates in the Success Sharing Plan, a defined contribution plan designed to increase employee ownership and reward employees when certain performance objectives are met. Essentially all employees of the Company are eligible to participate in the Success Sharing Plan. In addition, the Success Sharing Plan has a 401(k) feature, whereby participants may elect to contribute a percentage of their eligible earnings to the Plan. The Company matches participants' 401(k) contributions up to 6% of eligible earnings. Expense allocated to the Company for the Success Sharing and 401(k) plans for the years ended December 31, 2001 and 2000 was approximately $2.8 million and $8.8 million, respectively.

     The Company has no multiemployer plans, consolidated holding company plans or postemployment benefits and compensated absences.

STOCK INCENTIVE PLAN

     Prior to the acquisition in 2000, officers and key employees of the Company participated in the stock incentive plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25 and related interpretations in accounting for its plans. Accordingly, no compensation expense for stock-based compensation plans has been allocated to the Company.

7. INCOME TAXES

     ReliaStar Life Insurance Company files a consolidated federal income tax return with Security-Connecticut Life Insurance Company, Northern Life Insurance Company and ReliaStar Life Insurance Company of New York. The Company allocates an amount approximating the tax the member would have incurred were it not a member of a consolidated group and credits the member for use of its losses at the statutory rate.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

7. INCOME TAXES, CONTINUED

     The components of the net admitted deferred tax asset are as follows:

                                                               DECEMBER 31,    JANUARY 1,
                                                                   2001           2001        CHANGE
                                                               ------------    ----------    --------
                                                                           (IN THOUSANDS)
Gross deferred tax asset...................................     $ 246,787      $ 216,928     $ 29,859
Gross deferred tax liabilities.............................        33,012         32,115          897
                                                                ---------      ---------     --------
Net deferred taxes and change for the year.................       213,775        184,813       28,962
                                                                ---------      ---------     --------
Non-admitted deferred tax assets and change for year.......      (167,083)      (143,289)     (23,794)
                                                                ---------      ---------     --------
Net admitted deferred tax asset and change for the year....     $  46,692      $  41,524     $ (5,168)
                                                                =========      =========     ========

     For 2001, the Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to income before taxes (including capital gains) for the following reasons:

                                                                   YEAR ENDED
                                                                DECEMBER 31, 2001
                                                                -----------------
                                                                 (IN THOUSANDS)
Expected federal income tax expense (benefit) at statutory
  rate of 35%...............................................        $(122,036)
Deferred acquisition costs..................................            7,477
Due and deferred premiums...................................           11,523
Investments.................................................            6,646
Subsidiary dividend income..................................          (18,200)
Legal reserves..............................................            8,912
Insurance reserves..........................................           (2,166)
Other.......................................................            1,063
Prior year return true-up...................................           (7,574)
                                                                    ---------
Total federal income tax expense............................         (114,355)
Change in deferred taxes....................................           28,962
                                                                    ---------
Total statutory federal income taxes........................        $ (85,393)
                                                                    =========

     For 2000, Income before federal income taxes differs from taxable income principally due to deferred acquisition cost, deferred premiums, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

     Prior to 1984, ReliaStar Life Insurance Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if ReliaStar Life Insurance Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, ReliaStar Life Insurance Company has not accrued income taxes on the PSA balance of $34 million at December 31, 2001. However, if such taxes were assessed, the amount of the taxes payable would be $12 million. No deferred tax liabilities are recognized related to the PSA.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

8. UNPAID ACCIDENT AND HEALTH CLAIMS

     The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Balance at January 1........................................    $1,101    $  675
Less reinsurance recoverables...............................       374       288
                                                                ------    ------
Net balance at January 1....................................       727       387
Incurred related to:
Current year................................................       621       353
Prior years.................................................        25       132
                                                                ------    ------
Total incurred..............................................       646       485
Paid related to:
Current year................................................       263       130
Prior years.................................................        89        15
                                                                ------    ------
Total paid..................................................       352       145
Net balance at December 31..................................     1,021       727
Plus reinsurance recoverables...............................       167       374
                                                                ------    ------
Balance at December 31......................................    $1,188    $1,101
                                                                ======    ======

     The liability for unpaid accident and health claims and claim adjustment expenses is included in Aggregate Reserves for Policies and Contracts and Policy and Contract Claims on the accompanying balance sheets. During the third quarter of 2001, the Company's reinsurance operations recorded reserve related adjustments to reflect the increase in workers compensation claims due the events of September 11th at the World Trade Center. During the third quarter of 2000, the Company's reinsurance operations recorded reserve related adjustments to reflect unfavorable development of loss experience in lines of business that it was terminating, as well as adjustments from being acquired by ING.

9. SURPLUS NOTE

     The Company has a surplus note with a principal value of $100 million from ReliaStar. The Commissioner of the Minnesota Department of Commerce has advised the Company that it will permit the funds received from the surplus note to be treated as surplus for statutory accounting purposes. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original 10 1/4% note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994. The 1994 Note provides, subject to the regulatory constraints discussed below, that
(i) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (iii) in the event that ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. During the year

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

9. SURPLUS NOTE, CONTINUED

ended December 31, 2001 total interest paid on the 1994 Note was $7 million. Accrued interest was $2 million as of December 31, 2001. Interest paid on the 1994 Note since November 1, 1994 totaled $46 million.

10. CAPITAL AND SURPLUS

     The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of Minnesota. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

     Under Minnesota insurance law regulating the payment of dividends by the Company, any such payment must be an amount deemed prudent by the Company's Board of Directors. Unless otherwise approved by the Commissioner, the dividend must be paid solely from the adjusted earned surplus of the Company. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less 25% of the amount of such earned surplus which is attributable to net unrealized capital gains. Further, without approval of the Commissioner, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of the Company's statutory surplus at the prior year-end or (ii) 100% of the Company's statutory net gain from operations (not including realized capital gains) for the prior calendar year.

     The Company has 25,000,000 authorized shares of common stock with a par value of $1.25 per share, 2,000,000 of which are outstanding. The Company also has 5,000,000 authorized shares of redeemable, cumulative, nonvoting preferred stock, none of which are outstanding.

     The Company holds 80,000 shares of preferred stock in treasury at cost.

     Total unassigned surplus at December 31, 2001 was $125 million and has no restrictions, except as described above.

11. REINSURANCE

     The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. The Company's retention limit is $1,000,000 per insurable life for individual coverage. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2001 and 2000. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

11. REINSURANCE, CONTINUED

     As of December 31, 2001 and 2000, $68 billion, respectively $40 billion of life insurance in force was ceded to other companies. The Company had assumed $117 billion, respectively $54 billion of life insurance in force as of December 31, 2001 and 2000. The effect of reinsurance on premiums and recoveries is as follows:

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Direct premiums.............................................    $1,522    $1,538
Reinsurance assumed.........................................       623       656
Reinsurance ceded...........................................      (348)     (333)
                                                                ------    ------
Net premiums................................................    $1,797    $1,861
                                                                ======    ======
Reinsurance recoveries......................................    $  241    $  324
                                                                ======    ======

12. RELATED PARTY TRANSACTIONS

     The Company received cash dividends totaling $52 million and $12 million from its subsidiaries during 2001 and 2000, respectively.

     The Company and its affiliates have entered into agreements whereby they provide certain management, administrative, legal and other services to each other. The net amounts billed resulted in the Company recording a reduction of expenses totaling $54 million and $43 million in 2001 and 2000, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitration. In some class actions and other actions involving insurers, substantial damages have been sought and/or material settlements or awards payments have been made. The Company currently believes that no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

JOINT GROUP LIFE AND ANNUITY CONTRACTS

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. The Company has entered into an arrangement with this insurer whereby the Company will gradually transfer these liabilities (approximately $64 million at December 31, 2001) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 in the event the joint obligor is unable to meet its obligations.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

13. COMMITMENTS AND CONTINGENCIES, CONTINUED

FINANCIAL INSTRUMENTS

     The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates and equity prices. These financial instruments include commitments to extend credit, financial guarantees, equity indexed call options and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory Basis Balance Sheets.

     The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For swaps and equity indexed call options, the contract or notional amounts do not represent exposure to credit loss. The Company's exposure to credit loss is limited to those financial instruments where the Company has an unrealized gain.

     Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

                                                                  DECEMBER 31
                                                                ---------------
                                                                2001       2000
                                                                ----       ----
                                                                 (IN MILLIONS)
Financial instruments whose contract amounts represent
  credit risk:
  Commitments to extend credit..............................    $40        $27
  Financial guarantees......................................      6         15
Financial instruments whose notional or contract amounts
  exceed the amount of credit risk:
  Interest rate swap agreements.............................    360        155
  Equity indexed call options...............................      6          6

     COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

     FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

     The Company is a partner in four real estate joint ventures where the Company has guaranteed the repayment of loans of the partnership. As of December 31, 2001, the Company had guaranteed repayment of $6 million ($15 million at December 31, 2000) of such loans including the portion allocable to the PFA. If any payment were made under these guarantees, the Company would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture, including its real estate investment, and, in certain instances, make a claim against the joint venture's general partner.

     For certain of these partnerships, the Company has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 2001 and 2000 were insignificant. Further capital

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

13. COMMITMENTS AND CONTINGENCIES, CONTINUED

FINANCIAL INSTRUMENTS, CONTINUED

contributions may be required in future periods for certain of the joint ventures. The Company cannot predict the amount of such future contributions.

     INTEREST RATE SWAP AGREEMENTS -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $29 million at December 31, 2001.

     EQUITY INDEXED CALL OPTIONS -- The Company holds certain call options indexed to the performance of the S&P 500 Index as part of its asset/liability management strategy for its equity indexed annuity products. The Company held options with an aggregate estimated fair value of $1 million as of December 31, 2001.

     FUTURES CONTRACTS -- The Company previously entered into futures contracts to manage interest rate risk as part of the Company's asset and liability management program for its guaranteed investment contract (GIC) portfolio. During 1997, the Company closed out all of its futures contracts and immediately entered into zero coupon interest rate swaps. As of December 31, 2001, the remaining deferred gain on the closed futures contracts was approximately $4 million, which is being amortized into income over the life of the liabilities whose cash flows they supported.

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

     In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

          FIXED MATURITIES AND EQUITY SECURITIES -- The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices as determined by the NAIC Securities Valuation Office, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, commercial mortgages, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which generally fall within a range between 2% and 18% over the total portfolio.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

14. FAIR VALUE OF FINANCIAL INSTRUMENTS, CONTINUED

          MORTGAGE LOANS ON REAL ESTATE -- The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

          DERIVATIVE FINANCIAL INSTRUMENTS -- Fair values for on-balance-sheet derivative financial instruments (options) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          OTHER INVESTMENT-TYPE INSURANCE CONTRACTS -- The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          ENCUMBRANCES -- The fair value for debt obligations was based upon discounted cash flow analyses. The discount rate was based upon the Company's estimated current incremental borrowing rates.

          FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

     The carrying value of all other financial instruments approximates their fair value.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

14. FAIR VALUE OF FINANCIAL INSTRUMENTS, CONTINUED

     The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2001 and 2000 are as follows:

                                                                   2001                   2000
                                                            -------------------    -------------------
                                                            CARRYING     FAIR      CARRYING     FAIR
                                                             AMOUNT      VALUE      AMOUNT      VALUE
                                                            --------    -------    --------    -------
                                                                          (IN MILLIONS)
ASSETS
Bonds...................................................    $ 4,956     $ 4,981    $ 4,464     $ 4,459
Stocks (unaffiliated)...................................         26          30         28          32
Mortgage loans on real estate:
  Commercial............................................        794         827        575         581
  Residential and other.................................         --          --         --          --
Policy loans............................................        263         263        260         260
Cash and short-term investments.........................        268         268         67          67
Other financial instruments recorded as assets..........         92          92        425         425
LIABILITIES
Investment contracts:
  Deferred annuities....................................     (1,256)     (1,114)    (1,321)     (1,309)
  GICs..................................................        (90)        (90)       (90)       (107)
  Supplementary contracts and immediate annuities.......       (228)       (228)      (218)       (216)
  Other investment contracts............................       (240)       (240)      (141)       (140)
Claim and other deposit funds...........................       (167)       (167)       (57)        (44)
Encumbrances............................................         --          --         --          --
Other financial instruments recorded as liabilities.....       (497)       (497)      (301)       (301)
OFF-BALANCE SHEET FINANCIAL INSTRUMENTS
Financial guarantees....................................         --           1         --          (1)
Interest rate swaps.....................................         --          29         --           3

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

15. LEASES

     The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $9 million and $12 million for 2001 and 2000, respectively. Future minimum aggregate rental commitments at December 31, 2001 for operating leases were as follows (in millions):

2002........................................................  $ 3
2003........................................................    3
2004........................................................    2
2005........................................................    2
2006........................................................    1
2007 and thereafter.........................................    3
                                                              ---
Total.......................................................  $14
                                                              ===

16. ANNUITY RESERVES

     At December 31, 2001 and 2000, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 DECEMBER 31, 2001
                                                                -------------------
                                                                 AMOUNT     PERCENT
                                                                --------    -------
                                                                   (IN MILLIONS)
Subject to discretionary withdrawal (with adjustment):
  With market value adjustment..............................    $  344.3     6.89%
  At book value less surrender charge.......................       476.4     9.54%
  At fair value.............................................     2,814.7    56.37%
                                                                --------    ------
Subtotal....................................................     3,635.3    72.80%
Subject to discretionary withdrawal (without adjustment) at
  book value with minimal or no charge or adjustment........       909.1    18.20%
Not subject to discretionary withdrawal.....................       449.6     9.00%
                                                                --------    ------
Total annuity reserves and deposit fund liabilities --Before
  reinsurance...............................................     4,994.0      100%
                                                                            ======
Less reinsurance ceded......................................          --
                                                                --------
Net annuity reserves and deposit fund liabilities...........    $4,994.0
                                                                ========

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

16. ANNUITY RESERVES, CONTINUED


                                                                 DECEMBER 31, 2000
                                                                -------------------
                                                                 AMOUNT     PERCENT
                                                                --------    -------
                                                                   (IN MILLIONS)
Subject to discretionary withdrawal (with adjustment):
  With market value adjustment..............................    $  197.9      4.00%
  At book value less surrender charge.......................       456.6      9.00%
  At fair value.............................................     3,284.4     61.00%
                                                                --------    -------
Subtotal....................................................     3,938.9     74.00%
                                                                --------    -------
Subject to discretionary withdrawal (without adjustment) at
  book value with minimal or no charge or adjustment........       875.3     16.00%
Not subject to discretionary withdrawal.....................       542.0     10.00%
                                                                --------    -------
Total annuity reserves and deposit fund liabilities --Before
  reinsurance...............................................    $5,356.3    100.0 %
                                                                            =======
Less reinsurance ceded
                                                                --------
Net annuity reserves and deposit fund liabilities...........    $5,356.3
                                                                ========

17. SEPARATE ACCOUNTS

     Most separate and variable accounts held by the Company relate to individual variable annuities of a nonguaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of account value or premium paid. In 1996 the Company began offering a policy with a minimum guaranteed death benefit that is adjusted every seven years to the current account value. The assets and liabilities of these accounts are carried at market.

     Certain other separate accounts relate to experience-rated group annuity contracts, that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at book value). The assets and liabilities of these separate accounts are carried at book value.

     Information regarding the separate accounts of the Company is as follows:

                                                                2001     2000
                                                                ----    ------
                                                                (IN MILLIONS)
Transfers as reported in the summary of operations of the
  Separate Accounts Statement:
  Transfers to separate accounts............................    $960    $1,147
  Transfers from separate accounts..........................     623       833
                                                                ----    ------
Net transfers to separate accounts..........................     337       314
Reconciling adjustments:
  Miscellaneous transfers...................................    (179)      (12)
                                                                ----    ------
Transfers as reported in the Statement of Operations........    $158    $  302
                                                                ====    ======

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

17. SEPARATE ACCOUNTS, CONTINUED


                                                                           DECEMBER 31, 2001
                                                               -----------------------------------------
                                                                NONINDEXED
                                                                GUARANTEE      NONGUARANTEED
                                                               LESS THAN OR      SEPARATE
                                                               EQUAL TO 4%       ACCOUNTS        TOTAL
                                                               ------------    -------------    --------
                                                                             (IN MILLIONS)
RESERVES FOR SEPARATE ACCOUNTS BY WITHDRAWAL
  CHARACTERISTICS
Subject to discretionary withdrawal:
  With market value adjustment.............................       $158.0         $     --       $  158.0
  At book value without market value adjustment less
     current surrender charge of 5% or more................           --               --             --
  At market value..........................................           --          3,632.6        3,632.6
  At book value without market value adjustment less
     current surrender charge of less than 5%..............           --               --             --
                                                                  ------         --------       --------
                                                                   158.0          3,632.6        3,790.6
Not subject to discretionary withdrawal....................           --              1.2            1.2
                                                                  ------         --------       --------
Total aggregate reserve for separate accounts..............       $158.0         $3,633.8       $3,791.8
                                                                  ======         ========       ========

                                                                           DECEMBER 31, 2000
                                                               -----------------------------------------
                                                                NONINDEXED
                                                                GUARANTEE      NONGUARANTEED
                                                               LESS THAN OR      SEPARATE
                                                               EQUAL TO 4%       ACCOUNTS        TOTAL
                                                               ------------    -------------    --------
                                                                             (IN MILLIONS)
RESERVES FOR SEPARATE ACCOUNTS BY WITHDRAWAL
  CHARACTERISTICS
Subject to discretionary withdrawal:
  With market value adjustment.............................       $37.4          $     --       $   37.4
  At book value without market value adjustment less
     current surrender charge of 5% or more................          --                --             --
  At market value..........................................          --           4,161.5        4,161.5
  At book value without market value adjustment less
     current surrender charge of less than 5%..............          --                --             --
                                                                  -----          --------       --------
  Subtotal.................................................        37.4           4,161.5        4,198.9
  Not subject to discretionary withdrawal..................          --               1.8            1.8
                                                                  -----          --------       --------
Total aggregate reserve for separate accounts..............       $37.4          $4,163.3       $4,200.7
                                                                  =====          ========       ========

18. GUARANTY FUND ASSESSMENTS

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

18. GUARANTY FUND ASSESSMENTS, CONTINUED

accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The guaranty fund assessments of the Company are not material.

19. REGULATORY RISK-BASED CAPITAL

     The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of dynamic surplus-related formulas for monitoring solvency. At December 31, 2001, the Company exceeded all minimum RBC requirements.

20. RECONCILIATION TO THE ANNUAL STATEMENT

     At December 31, 2001, differences in amounts reported in the 2001 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following (in Millions):

                                                                              CAPITAL AND
                                                                NET INCOME      SURPLUS
                                                                ----------    -----------
Amounts as reported in the 2001 Annual Statement............      $(304)        $1,185
Subsidiary dividend income..................................         52             --
                                                                  -----         ------
Amounts as reported in the accompanying statutory-basis
  financial statements......................................      $(252)        $1,185
                                                                  =====         ======

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Part A:
                  Performance Information and Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of ReliaStar Select Variable Account:
                  -   Independent Auditors' Report
                  -   Statement of Assets and Liabilities as of December 31,
                      2001
                  - Combined Statements of Operations and Changes in Policyholders Equity for the years ended December 31, 2001 and December 31, 2000
                  -   Notes to Financial Statements
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Statutory-Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds as of December 31, 2001 and 2000
                  - Statutory-Basis Statements of Operations for the years ended December 31, 2001 and 2000
                  - Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2001 and 2000
                  - Statutory-Basis Statement of Cash Flows for the years ended December 31, 2001 and 2000
                  -   Notes to Statutory Basis Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") authorizing the establishment of NWNL Select Variable Account ("Registrant")(1)
         (2) Resolutions of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account(2)
         (3)        Not Applicable
         (4)   (a)  Form of General Distributor Agreement between Depositor and
                    Washington Square Securities, Inc. ("WSSI")(1)
               (b) Forms of Agreements between Depositor and Broker-Dealers with respect to the sale of Contracts(3)
               (c)  Form of Broker-Dealer Agency Compensation Schedule(4)
         (5)   (a)  Form of Contract(1)
               (b)  Form of Roth IRA Rider(4)
               (c)  Form of Waiver of Contingent Deferred Sales Charge Rider(4)
               (d) Form of Partial Waiver of Contingent Deferred Sales Charge Rider(4)
               (e)  Form of Waiver of Annual Contract Charge Rider(4)

               (f)  Form of Modification Rider(5)
               (g)  Form of Death Benefit and Owner Amendment(5)
         (6)   (a)  Contract Application Form(1)
               (b)  Supplemental Application(6)
         (7)   (a)  Amended Articles of Incorporation of Depositor(7)
               (b)  Amended Bylaws of Depositor(7)
         (8)        Not Applicable
         (9)   (a)  Form of Participation Agreement by and among AIM Variable
                    Insurance Funds, A I M Distributors, Inc., and ReliaStar Life Insurance Company(8)
               (b)  (i)    Form of Participation Agreement by and between
                           ReliaStar Life Insurance Company and Fred Alger
                           Management, Inc.(9)
                    (ii)   Amended Exhibit to Participation Agreement(8)
               (c)  Participation Agreement with Fidelity's Variable Insurance
                    Products Fund and Fidelity Distributors Corporation and
                    Amendments No. 1-8 (Initial Class)(7)
               (d) Form of Amendment No. 10 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distribution Corporation(3)
               (e) Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments No. 1-7 (Initial Class)(7)
               (f) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series (Initial Class)(9)
               (g) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Advisers Management, Inc., Advisers Managers Trust and Neuberger Berman Management, Inc.(9)
               (h) Form of Amendment No. 1 dated February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisors Management Trust, Advisers Trust and Neuberger Berman Management, Inc.(3)
               (i) Form of Participation Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors(9)
               (j) Form of Participation Agreement by and between ReliaStar Life Insurance Company, Pilgrim Variable Products Trust, and Pilgrim Investment, Inc.(10)
               (k) Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments No. 1-2(7)
               (l) Form of Service Agreement by and between ReliaStar Life Insurance Company and A I M Advisors, Inc.(8)
               (m) Form of Service Agreement by and between ReliaStar Life Insurance and Fred Alger Management, Inc.(9)
               (n) Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation dated January 1, 1997(2)
               (o) Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation(9)

               (p) Form of Service Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management, Inc., Neuberger Berman Advisers Management, Inc., and Advisers Managers Trust(9)
               (q) Form of Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors(9)
               (r) Amendment, effective July 1, 2002 to Letter Agreement dated August 8, 1997 between Janus Capital Corporation (the "Adviser"), and ReliaStar Life Insurance Company(10)
               (s) Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company(10)
               (t) Form of Administrative and Shareholder Service Agreement between ReliaStar Life Insurance Company and ING Pilgrim Investments, LLC(10)
         (10)       Opinion and Consent of Counsel
         (11)       Independent Auditors' Consent - Ernst & Young LLP
         (12)       Not Applicable
         (13)       Not Applicable
         (14)       Schedules for Computation of Performance Quotations(5)
         (15)       Powers of Attorney(11)

1. Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-69892), filed April 16, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-69892), filed April 14, 1997.
3. Incorporated by reference to Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-69431), filed April 5, 1999.
4. Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Form N-4 Registration Statement (File No. 33-69892), filed April 27, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Form N-4 Registration Statement (File No. 33-69892), filed April 16, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form S-6 (File No. 33-69892), as filed on April 17, 2000.
7. Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
8. Incorporated by reference to the financial statements contained in the Prospectus filed as part of Amendment No. 11 of the Form S-6 Registration Statement of Select-Life Variable Account (File No. 33-57244), filed March 31, 2000.
9. Incorporated by reference to Post-Effective Amendment No. 21 to Select-Life Variable Account (File No. 2-95392), filed August 4, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 333-69431), as filed on April 24, 2002.
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002 for ING Life Insurance and Annuity Company.

Item 25.      Directors and Principal Officers of the Depositor*

Name and Principal
Business Address                           Positions and Offices with Depositor
----------------                           ------------------------------------
Chris Duane Schreier(1)                    President

James Roderick Gelder(2)                   CEO US Life Group

Theresa Avelline Wurst(2)                  Executive Vice President and Assistant Secretary

Michael John Dubes(2)                      Executive Vice President, US Life Group

Wayne Robert Huneke(1)                     Director; Senior Executive Vice President and
                                           Chief Financial Officer

Roger Allan Weber(2)                       Senior Vice President

Boyd George Combs(1)                       Senior Vice President

Robert William Crispin(1)                  Senior Vice President

Thomas J. McInerney(3)                     Director

P. Randall Lowery(1)                       Director

Mark Alan Tullis(1)                        Director

David Scott Pendergrass(1)                 Vice President and Treasurer

Timothy M. Carter(4)                       Vice President

Anne Walling Dowdle(4)                     Vice President

Ronald Emil Falkner(3)                     Vice President

Joel Andrew Fink                           Vice President
8585 Stemmons Frwy.
Dallas, TX  75247

Thomas John Gibb(5)                        Vice President

Arthur William Hultgren(2)                 Vice President

Michael John Knipper(1)                    Vice President

Patrick Ryan Lewis(6)                      Vice President

Richard William McNeill(4)                 Vice President

Donna Telkamp Mosely(7)                    Vice President

Brian John Murphy(3)                       Vice President

Curtis Warren Olson(4)                     Vice President

Jeffrey William Seel(1)                    Vice President

Fred Cooper Smith(1)                       Vice President

Carol Sandra Stern(5)                      Vice President

John Hamilton Potter Wheat                 Vice President
12100 SW Tualatin Road
Tualatin, OR  97062

David Paul Wilken(6)                       Vice President

Kevin James Paulson(4)                     Vice President and Assistant Secretary

Gerald Martin Sherman(2)                   Vice President and Associate General Counsel

Arnold Arthur Dicke, III(7)                Vice President and Chief Actuary

Kathy Anderson(1)                          Vice President, Business Operations

Stephen Ross Pryde(7)                      Vice President, Business Operations

John Anthony Johnson(5)                    Vice President, Illustration Actuary and Actuary

Michael Anthony Lillie(7)                  Vice President, Sales and Marketing

David Wheat(1)                             Chief Accounting Officer

Paula Cludray-Engelke(2)                   Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.
1 The principal business address of these directors is 5780 Powers Ferry Road, N.W. Atlanta, Georgia 30327-4390.
2 The principal business address of this director and these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
3 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, CT 06156
4 The principal business address of these directors and officers is 100 Washington Square, Minneapolis, Minnesota 55401.
5 The principal business address of these directors and officers is 4601 Fairfax Drive, Arlington, Virginia 22203.
6 The principal business address of these directors and officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
7 The principal business address of these officers is 1290 Broadway, Denver, CO 80203


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Exhibit 99-B.16 to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 for ReliaStar Life Insurance Company of New York.

Item 27.      Number of Contract Owners

     As of February 28, 2002, there were 20,054 owners of contracts holding interests in variable annuities funded through ReliaStar Select Variable Account.

Item 28.      Indemnification

     Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 4.01 of the Bylaws of Washington Square securities, Inc. ("WSSI"), the principal underwriter of the Contracts, mandates indemnification by WSSI of its directors, officers, employees or agents under certain conditions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29.      Principal Underwriter

     (a) Washington Square Securities, Inc. (WSSI) is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:

         - variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940; and

         - variable annuity contracts issued by Northern Life Insurance Company (Northern) through Separate Account One, a separate account of Northern registered as a unit investment trust under the Investment company Act of 1940.


     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Michael J. Dubes(1)                                 Director, Chairman and Chief Executive
                                                    Officer

Miles Z. Gordon(2)                                  Director

Marc Lieberman(3)                                   Director, and Vice Chairman

John S. Simmers(2)                                  Director

Paula Cludray-Engelke(4)                            Secretary

Barbara S. Stewart(5)                               President

Eugene M. Gayson(5)                                 Executive Vice President

Karen Becker-Gemmill(5)                             Senior Vice President and Chief Marketing
                                                    Officer


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Boyd G. Combs(6)                                    Senior Vice President, Tax

David A. Sheridan(7)                                Vice President

Keneth Severund(5)                                  Vice President and Chief Operating Officer

Thaddeus Ingersoll(1)                               Assistant Vice President

Tom K. Rippberger(3)                                Assistant Vice President

Daniel S. Kuntz(4)                                  Assistant Vice President, Treasurer and Chief
                                                    Financial Officer

Allissa A. Obler(1)                                 Assistant Secretary

Loralee A. Renelt(1)                                Assistant Secretary

Rebecca A. Schoff(1)                                Assistant Secretary

Glenn A. Black(4)                                   Tax Officer

Joseph J. Elmy(6)                                   Tax Officer

Michael G. Fell(4)                                  Tax Officer

James Taylor(4)                                     Tax Officer

William Zolkowski(4)                                Tax Officer


1. The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
2. The principal business address of these directors is 2780 Skypark Dr., Suite 300, Torrance, CA 90505.
3. The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401-2106.
4. The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.
5. The principal business address of this officer is 20 Security Drive, Avon, Connecticut 06001.
6. The principal business address of this officer is 151 Farmington Avenue, Hartford, Connecticut 06156.

         (c)      Compensation from January 1, 2001 to December 31, 2001:

         (1)       (2)                 (3)              (4)             (5)



Name of           Net Underwriting   Compensation
Principal         Discounts and      on Redemption      Brokerage
Underwriter       Commissions        or Annuitization   Commissions   Compensation
-----------       -----------        ----------------   -----------   ------------
Washington                                                              $2,400,684
Square
Securities, Inc.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      ReliaStar Life Insurance Company
                      20 Washington Avenue South
                      Minneapolis, Minnesota  55401

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ReliaStar Select Variable Account of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-69892) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 25th day of April, 2002.

                                            RELIASTAR SELECT VARIABLE ACCOUNT
                                               (Registrant)

                                        By: RELIASTAR LIFE INSURANCE COMPANY
                                               (Depositor)

                                        By:    Chris D. Schreier*
                                               --------------------------------
                                               Chris D. Schreier
                                               President
                                               (principal executive officer)

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                    Date
---------                            -----                                    ----

Chris D. Schreier*           President
---------------------------  (principal executive officer)
Chris D. Schreier

Wayne R. Huneke*             Director and Chief Financial Officer           April
---------------------------                                                25, 2002
Wayne R. Huneke

Thomas J. McInerney*         Director
---------------------------
Thomas J. McInerney

Randy Lowery*                Director
---------------------------
P. Randall Lowery

Mark A. Tullis*              Director
---------------------------
Mark A. Tullis

David Wheat*                 Chief Accounting Officer
---------------------------
David Wheat

By:  /s/ J. Neil McMurdie
     ------------------------------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                              SEPARATE ACCOUNT ONE
                                  EXHIBIT INDEX

Exhibit No.    Exhibit
-----------    -------

99-10          Opinion and Consent of Counsel
                                                                    ------------


99-11          Independent Auditors' Consent - Ernst & Young LLP
                                                                    ------------